UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2014

FORM N-Q

Item 1.	Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2014 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio

Common Stocks | 93.2%

Alcohol & Tobacco | 8.6%

Molson Coors Brewing Co., Class B	371,997	$21,895,743

Commercial Services | 8.0%

LifeLock, Inc. (a)	224,637	3,843,539
NeuStar, Inc., Class A (a)	41,240	1,340,712
Tyco International, Ltd.	359,080	15,224,992
		20,409,243

Energy Services | 3.9%

Transocean, Ltd.	239,955	9,919,740

Food & Beverages | 4.7%

Sysco Corp.	333,790	12,059,833

Health Services | 3.7%

Magellan Health Services, Inc. (a)	160,045	9,498,671

Leisure & Entertainment | 10.0%

Expedia, Inc.	72,250	5,238,125
Houghton Mifflin Harcourt Co.	236,362	4,805,239
Viacom, Inc., Class B	181,030	15,385,740
		25,429,104

Medical Products | 13.3%

Baxter International, Inc.	179,900	13,237,042
CareFusion Corp. (a)	270,027	10,860,486
McKesson Corp.	55,483	9,796,633
		33,894,161

Metals & Mining | 4.0%

Silver Wheaton Corp.	208,785	4,739,419
U.S. Silica Holdings, Inc.	142,606	5,443,271
		10,182,690

Pharmaceutical & Biotechnology | 13.0%

Pfizer, Inc.	478,277	15,362,257
Zoetis, Inc.	621,006	17,971,914
		33,334,171

Real Estate | 1.0%

Lexington Realty Trust REIT	233,505	2,547,539

Retail | 11.8%

Advance Auto Parts, Inc.	217,493	27,512,865
J.C. Penney Co., Inc. (a)	314,460	2,710,645
		30,223,510

Semiconductors & Components | 2.1%

Xerox Corp.	476,150	5,380,495

Technology Hardware | 9.1%

Apple, Inc.	13,495	7,243,306

Description	Shares	Value
Cisco Systems, Inc.	709,540	$15,900,792
		23,144,098

Total Common Stocks (Identified cost $209,759,819)		237,918,998

Short-Term Investment | 7.1%

State Street Institutional Treasury Money Market Fund (Identified cost $18,178,727)	18,178,727	18,178,727

Total Investments | 100.3% (Identified cost $227,938,546) (b)		$256,097,725

Liabilities in Excess of Cash and Other Assets | (0.3)%		(805,007)

Net Assets | 100.0%		$255,292,718

Description	Shares	Value
Lazard US Strategic Equity Portfolio

Common Stocks | 99.3%

Alcohol & Tobacco | 4.1%

Molson Coors Brewing Co., Class B	84,345	$4,964,547

Banking | 3.1%

Bank of America Corp.	104,300	1,793,960
Regions Financial Corp.	173,125	1,923,419
		3,717,379

Cable Television | 1.3%

Comcast Corp., Class A	33,175	1,617,613

Chemicals | 1.8%

Eastman Chemical Co.	25,455	2,194,476

Commercial Services | 4.9%

Corrections Corp. of America	66,135	2,071,348
Republic Services, Inc.	32,400	1,106,784
Tyco International, Ltd.	64,975	2,754,940
		5,933,072

Computer Software | 2.3%

Check Point Software Technologies, Ltd. (a)	20,400	1,379,652
Microsoft Corp.	33,100	1,356,769
		2,736,421

Energy Exploration & Production | 3.8%

Apache Corp.	28,225	2,341,264
Devon Energy Corp.	33,425	2,237,135
		4,578,399

Energy Integrated | 3.6%

Chevron Corp.	13,075	1,554,748
Consol Energy, Inc.	68,125	2,721,594
		4,276,342

Energy Services | 3.2%

HollyFrontier Corp.	30,400	1,446,432
Transocean, Ltd.	57,310	2,369,195
		3,815,627

Financial Services | 9.0%

American Express Co.	30,050	2,705,401
Citigroup, Inc.	48,850	2,325,260
IntercontinentalExchange Group, Inc.	10,550	2,087,107
Morgan Stanley	62,675	1,953,580
Visa, Inc., Class A	8,300	1,791,638
		10,862,986

Food & Beverages | 3.3%

Kellogg Co.	19,700	1,235,387
Sysco Corp.	74,490	2,691,324
		3,926,711

Description	Shares	Value
Forest & Paper Products | 1.1%

International Paper Co.	28,300	$1,298,404

Health Services | 1.2%

UnitedHealth Group, Inc.	17,075	1,399,979

Insurance | 1.6%

The Hartford Financial Services Group, Inc.	55,975	1,974,238

Leisure & Entertainment | 4.3%

Expedia, Inc.	12,095	876,887
Viacom, Inc., Class B	50,900	4,325,991
		5,202,878

Manufacturing | 3.9%

Carpenter Technology Corp.	9,620	635,305
Caterpillar, Inc.	6,700	665,779
Honeywell International, Inc.	16,268	1,509,019
Joy Global, Inc.	9,900	574,200
Terex Corp.	29,700	1,315,710
		4,700,013

Medical Products | 7.9%

Baxter International, Inc.	51,425	3,783,851
CareFusion Corp. (a)	65,325	2,627,372
McKesson Corp.	17,080	3,015,816
		9,427,039

Metal & Glass Containers | 0.6%

Owens-Illinois, Inc. (a)	22,100	747,643

Metals & Mining | 0.8%

U.S. Silica Holdings, Inc.	25,575	976,198

Pharmaceutical & Biotechnology | 11.3%

Eli Lilly & Co.	32,700	1,924,722
Gilead Sciences, Inc. (a)	34,925	2,474,785
Pfizer, Inc.	151,989	4,881,887
Zoetis, Inc.	147,619	4,272,094
		13,553,488

Real Estate | 0.7%

Lexington Realty Trust REIT	72,300	788,793

Retail | 8.5%

Advance Auto Parts, Inc.	42,097	5,325,270
AutoZone, Inc. (a)	1,266	679,969
CVS Caremark Corp.	21,625	1,618,848
J.C. Penney Co., Inc. (a)	68,000	586,160
Kohl’s Corp.	12,600	715,680
Macy’s, Inc.	22,425	1,329,578
		10,255,505

Semiconductors & Components | 2.9%

Intel Corp.	47,025	1,213,715
Maxim Integrated Products, Inc.	19,300	639,216

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)

Texas Instruments, Inc.	13,550	$638,883
Xerox Corp.	87,100	984,230
		3,476,044

Technology | 2.1%

Citrix Systems, Inc. (a)	15,800	907,394
Google, Inc., Class A (a)	1,450	1,616,040
		2,523,434

Technology Hardware | 11.4%

Apple, Inc.	5,511	2,957,974
Cisco Systems, Inc.	193,580	4,338,128
EMC Corp.	88,850	2,435,378
Hewlett-Packard Co.	18,975	614,031
Qualcomm, Inc.	27,950	2,204,137
Teradyne, Inc.	54,700	1,087,983
		13,637,631

Transportation | 0.6%

American Airlines Group, Inc. (a)	20,300	742,980

Total Common Stocks (Identified cost $100,360,589)		119,327,840

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	0

Short-Term Investment | 0.6%

State Street Institutional Treasury Money Market Fund (Identified cost $677,046)	677,046	677,046

Total Investments | 99.9% (Identified cost $101,491,136) (b)		$120,004,886

Cash and Other Assets in Excess of Liabilities | 0.1%		131,924

Net Assets | 100.0%		$120,136,810

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio

Common Stocks | 96.2%

Alcohol & Tobacco | 8.8%

Molson Coors Brewing Co., Class B	62,600	$3,684,636

Banking | 1.1%

Regions Financial Corp.	43,250	480,508

Chemicals | 2.3%

Eastman Chemical Co.	11,000	948,310

Commercial Services | 13.6%

Convergys Corp.	42,740	936,433
CoreLogic, Inc. (a)	59,125	1,776,115
LifeLock, Inc. (a)	25,625	438,444
NeuStar, Inc., Class A (a)	9,300	302,343
Tyco International, Ltd.	53,050	2,249,320
		5,702,655

Computer Software | 2.0%

Web.com Group, Inc. (a)	24,750	842,243

Energy Services | 4.1%

Transocean, Ltd.	41,300	1,707,342

Financial Services | 4.1%

IntercontinentalExchange Group, Inc.	8,800	1,740,904

Food & Beverages | 4.0%

Sysco Corp.	46,600	1,683,658

Forest & Paper Products | 7.1%

Crown Holdings, Inc. (a)	66,400	2,970,736

Health Services | 4.7%

Magellan Health Services, Inc. (a)	33,025	1,960,034

Insurance | 2.6%

The Hartford Financial Services Group, Inc.	30,700	1,082,789

Manufacturing | 4.2%

Joy Global, Inc.	30,700	1,780,600

Medical Products | 5.7%

CareFusion Corp. (a)	59,830	2,406,363

Metals & Mining | 3.6%

U.S. Silica Holdings, Inc.	39,350	1,501,989

Pharmaceutical & Biotechnology | 4.9%

Zoetis, Inc.	71,175	2,059,804

Retail | 17.8%

Advance Auto Parts, Inc.	29,560	3,739,340
Kohl’s Corp.	32,200	1,828,960
Macy’s, Inc.	31,975	1,895,798
		7,464,098

Technology Hardware | 3.6%

Teradyne, Inc.	75,900	1,509,651

Description	Shares	Value
Transportation | 2.0%

XPO Logistics, Inc. (a)	28,825	$847,743

Total Common Stocks
(Identified cost $38,195,377)		40,374,063

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $1,307,499) (a), (c)	523,000	0

Short-Term Investment | 4.0%

State Street Institutional Treasury Money Market Fund (Identified cost $1,663,629)	1,663,629	1,663,629

Total Investments | 100.2% (Identified cost $41,166,505) (b)		$42,037,692

Liabilities in Excess of Cash and Other Assets | (0.2)%		(100,588)

Net Assets | 100.0%		$41,937,104

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 97.7%

Aerospace & Defense | 1.1%

B/E Aerospace, Inc. (a)	42,225	$3,664,708

Alcohol & Tobacco | 1.7%

Molson Coors Brewing Co., Class B	95,250	5,606,415

Automotive | 1.6%

Modine Manufacturing Co. (a)	204,230	2,991,970
Tenneco, Inc. (a)	40,090	2,328,026
		5,319,996

Banking | 7.5%

East West Bancorp, Inc.	142,505	5,201,432
PacWest Bancorp	143,911	6,189,612
Signature Bank (a)	33,545	4,212,917
United Bankshares, Inc.	150,900	4,620,558
Wintrust Financial Corp.	100,748	4,902,398
		25,126,917

Chemicals | 2.8%

Rockwood Holdings, Inc.	34,395	2,558,988
Solazyme, Inc. (a)	160,305	1,861,141
Taminco Corp.	243,040	5,106,270
		9,526,399

Commercial Services | 3.2%

Blackhawk Network Holdings, Inc.	178,545	4,354,713
Convergys Corp.	146,600	3,212,006
LifeLock, Inc. (a)	109,055	1,865,931
MDC Partners, Inc.	61,105	1,394,416
		10,827,066

Computer Software | 5.6%

Informatica Corp. (a)	58,870	2,224,109
j2 Global, Inc.	107,520	5,381,376
Red Hat, Inc. (a)	69,935	3,705,156
Rovi Corp. (a)	28,900	658,342
TIBCO Software, Inc. (a)	153,370	3,116,478
Web.com Group, Inc. (a)	107,115	3,645,124
		18,730,585

Construction & Engineering | 3.3%

EMCOR Group, Inc.	79,430	3,716,530
MasTec, Inc. (a)	81,310	3,532,106
Quanta Services, Inc. (a)	107,565	3,969,149
		11,217,785

Consumer Products | 2.5%

Hasbro, Inc.	84,975	4,726,309
Matthews International Corp., Class A	92,184	3,762,029
		8,488,338

Description	Shares	Value
Electric | 1.8%

CMS Energy Corp.	202,225	$5,921,148

Energy | 1.4%

Pattern Energy Group, Inc.	175,090	4,750,192

Energy Exploration & Production | 2.6%

Athlon Energy, Inc.	134,730	4,776,178
EP Energy Corp., Class A	201,800	3,949,226
		8,725,404

Energy Services | 2.2%

Diamond Offshore Drilling, Inc.	49,750	2,425,810
Frank’s International NV	205,275	5,086,714
		7,512,524

Financial Services | 4.6%

Air Lease Corp.	137,635	5,132,409
Springleaf Holdings, Inc.	205,790	5,175,619
Waddell & Reed Financial, Inc., Class A	70,965	5,224,443
		15,532,471

Forest & Paper Products | 3.0%

KapStone Paper and Packaging Corp. (a)	86,730	2,501,293
Rock Tenn Co., Class A	34,235	3,614,189
Schweitzer-Mauduit International, Inc.	95,195	4,054,355
		10,169,837

Health Services | 4.1%

Brookdale Senior Living, Inc. (a)	146,540	4,910,555
Magellan Health Services, Inc. (a)	55,925	3,319,149
Quintiles Transnational Holdings, Inc.	109,340	5,551,192
		13,780,896

Housing | 1.2%

Norcraft Cos., Inc.	11,387	192,782
Taylor Morrison Home Corp., Class A	165,530	3,889,955
		4,082,737

Insurance | 4.2%

American Equity Investment Life Holding Co.	184,745	4,363,677
Arch Capital Group, Ltd. (a)	91,465	5,262,896
HCC Insurance Holdings, Inc.	95,530	4,345,660
		13,972,233

Leisure & Entertainment | 3.8%

Bally Technologies, Inc. (a)	72,335	4,793,640
Diamond Resorts International, Inc.	176,095	2,984,810
Hyatt Hotels Corp., Class A (a)	94,560	5,088,274
		12,866,724

Manufacturing | 11.1%

ACCO Brands Corp. (a)	459,380	2,829,781
Actuant Corp., Class A	141,070	4,817,541
Altra Industrial Motion Corp.	73,040	2,607,528
Carpenter Technology Corp.	56,710	3,745,128

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)

FLIR Systems, Inc.	140,780	$5,068,080
Kennametal, Inc.	72,887	3,228,894
Littelfuse, Inc.	35,445	3,319,070
The Toro Co.	57,600	3,639,744
TriMas Corp. (a)	127,795	4,242,794
Woodward, Inc.	97,615	4,053,951
		37,552,511

Medical Products | 2.8%

CareFusion Corp. (a)	125,875	5,062,693
Sirona Dental Systems, Inc. (a)	59,335	4,430,544
		9,493,237

Metal & Glass Containers | 1.1%

Owens-Illinois, Inc. (a)	112,880	3,818,730

Metals & Mining | 1.1%

U.S. Silica Holdings, Inc.	94,918	3,623,020

Pharmaceutical & Biotechnology | 1.1%

Aratana Therapeutics, Inc.	107,200	1,989,632
Intrexon Corp.	63,870	1,679,142
		3,668,774

Real Estate | 6.0%

Extra Space Storage, Inc. REIT	121,120	5,875,531
Jones Lang LaSalle, Inc.	35,725	4,233,413
Kilroy Realty Corp. REIT	104,195	6,103,743
LaSalle Hotel Properties REIT	131,000	4,101,610
		20,314,297

Retail | 6.6%

Advance Auto Parts, Inc.	51,795	6,552,067
Carter’s, Inc.	38,800	3,012,820
Chico’s FAS, Inc.	146,220	2,343,907
Francesca’s Holdings Corp. (a)	142,905	2,592,297
Iconix Brand Group, Inc. (a)	97,505	3,829,021
Steven Madden, Ltd. (a)	110,025	3,958,700
		22,288,812

Semiconductors & Components | 2.1%

ON Semiconductor Corp. (a)	229,635	2,158,569
Xilinx, Inc.	87,660	4,757,308
		6,915,877

Technology | 2.9%

BroadSoft, Inc. (a)	115,200	3,079,296
NetScout Systems, Inc. (a)	124,460	4,677,207
SS&C Technologies Holdings, Inc. (a)	53,514	2,141,630
		9,898,133

Technology Hardware | 2.6%

InterDigital, Inc.	111,375	3,687,626
Synaptics, Inc. (a)	37,785	2,267,856

Description	Shares	Value
Teradyne, Inc.	136,430	$2,713,593
		8,669,075

Transportation | 2.1%

Alaska Air Group, Inc.	42,020	3,920,886
Echo Global Logistics, Inc. (a)	171,033	3,133,325
		7,054,211

Total Common Stocks (Identified cost $273,657,701)		329,119,052

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $452,901) (a), (c)	181,161	0

Description	Principal Amount (000)	Value
Repurchase Agreement | 2.4%

State Street Bank and Trust Co., 0.00%, 04/01/14 (Dated 03/31/14, collateralized by $8,390,000 United States Treasury Note, 0.625%, 11/30/17, with a value of $8,207,509) Proceeds of $8,042,000) (Identified cost $8,042,000)	$8,042	$8,042,000

Total Investments | 100.1% (Identified cost $282,152,602) (b)		$337,161,052

Liabilities in Excess of Cash and Other Assets | (0.1)%		(203,766)

Net Assets | 100.0%		$336,957,286

Description	Shares	Value
Lazard International Equity Portfolio

Common Stocks | 89.6%

Australia | 1.9%

Ansell, Ltd.	114,590	$1,957,568
James Hardie Industries PLC	225,165	2,994,590
		4,952,158

Austria | 0.9%

UNIQA Insurance Group AG	170,532	2,265,437

Belgium | 2.4%

Anheuser-Busch InBev NV	58,316	6,129,548

Bermuda | 1.1%

Signet Jewelers, Ltd.	27,084	2,872,109

Brazil | 1.1%

Estacio Participacoes SA	291,500	2,936,840

Canada | 2.5%

MacDonald Dettwiler & Associates, Ltd.	37,000	2,922,515
Rogers Communications, Inc., Class B	85,400	3,538,827
		6,461,342

China | 1.1%

Anhui Conch Cement Co., Ltd., Class H	672,000	2,888,131

Denmark | 0.8%

Carlsberg A/S, Class B	22,324	2,224,606

Finland | 1.8%

Sampo Oyj, A Shares	92,441	4,802,726

France | 9.6%

Airbus Group NV	54,476	3,906,706
BNP Paribas SA	87,901	6,795,301
Cap Gemini SA	44,391	3,365,696
Sanofi SA	63,472	6,632,824
Valeo SA	28,253	3,985,282
		24,685,809

Germany | 6.2%

Bayer AG	49,794	6,733,975
Bayerische Motoren Werke AG	19,237	2,428,332
Merck KGaA	22,155	3,730,502
RTL Group SA	26,752	3,048,200
		15,941,009

Greece | 0.8%

Piraeus Bank SA (a)	776,002	2,136,989

Ireland | 1.1%

Ryanair Holdings PLC Sponsored ADR (a)	47,200	2,775,832

Italy | 2.8%

Atlantia SpA	145,301	3,741,265

Description	Shares	Value
Eni SpA	139,630	$3,506,477
		7,247,742

Japan | 16.6%

AEON Financial Service Co., Ltd.	66,400	1,494,568
Asahi Group Holdings, Ltd.	103,600	2,906,237
Asics Corp.	159,490	3,128,692
Daikin Industries, Ltd.	55,400	3,098,071
Daiwa House Industry Co., Ltd.	172,000	2,911,927
Don Quijote Holdings Co., Ltd.	72,800	3,754,891
Japan Display, Inc.	291,800	2,038,345
Japan Tobacco, Inc.	139,400	4,371,067
KDDI Corp.	73,700	4,288,822
LIXIL Group Corp.	93,700	2,579,458
Makita Corp.	37,000	2,042,936
Seven & I Holdings Co., Ltd.	94,900	3,619,595
Sumitomo Mitsui Financial Group, Inc.	134,100	5,716,212
United Arrows, Ltd.	21,200	783,205
		42,734,026

Norway | 0.7%

Petroleum Geo-Services ASA	141,832	1,726,535

Philippines | 1.7%

Alliance Global Group, Inc.	6,756,000	4,293,881

South Korea | 1.0%

Samsung Electronics Co., Ltd. GDR	4,270	2,684,364

Spain | 2.6%

Mediaset Espana Comunicacion SA (a)	194,405	2,269,056
Red Electrica Corporacion SA	53,607	4,361,505
		6,630,561

Sweden | 2.7%

Assa Abloy AB, Class B	64,283	3,433,371
Swedbank AB, A Shares	130,619	3,502,946
		6,936,317

Switzerland | 7.8%

GAM Holding AG	173,992	3,143,954
Glencore Xstrata PLC	756,074	3,899,929
Novartis AG	115,051	9,771,904
Swatch Group AG	5,161	3,243,688
		20,059,475

Thailand | 0.6%

Krung Thai Bank Public Co. Ltd. (d)	2,772,600	1,598,262

Turkey | 0.4%

Koc Holding AS	241,897	1,018,544

United Kingdom | 21.4%

BG Group PLC	101,945	1,901,307
British American Tobacco PLC	95,435	5,313,250
Direct Line Insurance Group PLC	828,098	3,282,409

Description	Shares	Value
Lazard International Equity Portfolio (concluded)

Informa PLC	433,225	$3,830,465
International Consolidated Airlines Group SA (a)	594,009	4,136,321
Ladbrokes PLC	624,588	1,407,693
Lloyds Banking Group PLC (a)	4,381,941	5,499,967
Prudential PLC	289,131	6,125,007
Reed Elsevier PLC	266,815	4,080,290
Rexam PLC	613,186	4,983,123
Rolls-Royce Holdings PLC	28,807	522,126
Royal Dutch Shell PLC, A Shares	192,159	7,024,039
Taylor Wimpey PLC	1,482,972	2,913,637
Unilever PLC	97,290	4,155,245
		55,174,879

Total Common Stocks (Identified cost $189,487,375)		231,177,122

Preferred Stock | 1.6%

Germany | 1.6%

Volkswagen AG (Identified cost $4,341,323)	16,346	4,235,166

Description	Principal Amount (000)	Value
Repurchase Agreement | 7.6%

State Street Bank and Trust Co., 0.00%, 04/01/14 (Dated 03/31/14, collateralized by $20,355,000 United States Treasury Note, 0.625% 11/30/17 value of $19,912,258) Proceeds of $19,520,000 (Identified cost $19,520,000)	$19,520	$19,520,000

Total Investments | 98.8% (Identified cost $213,348,698) (b)		$254,932,288

Cash and Other Assets in Excess of Liabilities | 1.2%		2,999,711

Net Assets | 100.0%		$257,931,999

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks | 98.2%

Australia | 1.5%

BHP Billiton, Ltd.	10,998	$372,351

Belgium | 2.5%

Anheuser-Busch InBev NV	5,971	627,607

Bermuda | 1.5%

Signet Jewelers, Ltd.	3,497	370,838

Brazil | 5.3%

BB Seguridade Participacoes SA	36,800	407,249
Cia de Saneamento Basico do Estado de Sao Paulo	28,000	260,379
Cielo SA	10,918	347,942
Estacio Participacoes SA	29,800	300,233
		1,315,803

China | 5.3%

Anhui Conch Cement Co., Ltd., Class H	91,000	391,101
Baidu, Inc. Sponsored ADR (a)	1,500	228,570
China Construction Bank Corp., Class H	535,000	374,825
China Shenhua Energy Co., Ltd., Class H	109,500	316,579
		1,311,075

Denmark | 4.0%

Carlsberg A/S, Class B	2,012	200,498
Novo Nordisk A/S, Class B	17,443	795,741
		996,239

Finland | 1.6%

Sampo Oyj, A Shares	7,590	394,335

France | 7.0%

Airbus Group NV	4,253	305,001
BNP Paribas SA	7,176	554,750
Sanofi SA	4,633	484,148
Valeo SA	2,864	403,987
		1,747,886

Germany | 6.1%

Bayer AG	4,561	616,814
Bayerische Motoren Werke AG	4,241	535,352
SAP AG	4,605	372,746
		1,524,912

Indonesia | 1.2%

PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	7,719	303,897

Ireland | 1.2%

Ryanair Holdings PLC Sponsored ADR (a)	5,200	305,812

Italy | 4.3%

Atlantia SpA	18,634	479,795
Eni SpA	10,292	258,459

Description	Shares	Value
Mediolanum SpA	33,628	$317,889
		1,056,143

Japan | 13.8%

Daikin Industries, Ltd.	4,300	240,464
Daiwa House Industry Co., Ltd.	17,000	287,807
Japan Tobacco, Inc.	12,300	385,682
KDDI Corp.	7,000	407,351
Komatsu, Ltd.	9,800	202,668
Makita Corp.	6,500	358,894
Ryohin Keikaku Co., Ltd.	1,800	173,146
Seven & I Holdings Co., Ltd.	11,717	446,900
Sumitomo Mitsui Financial Group, Inc.	10,776	459,343
Sumitomo Mitsui Trust Holdings, Inc.	37,000	166,845
Yahoo Japan Corp.	59,900	293,078
		3,422,178

Macau | 1.4%

Sands China, Ltd.	45,800	343,299

Norway | 0.8%

Petroleum Geo-Services ASA	15,573	189,572

Philippines | 1.4%

Alliance Global Group, Inc.	560,100	355,980

Russia | 1.7%

Mobile TeleSystems OJSC Sponsored ADR	13,561	237,182
Sberbank of Russia (d)	74,033	176,915
		414,097

South Africa | 2.3%

Mediclinic International, Ltd.	34,900	247,509
Mr Price Group, Ltd.	10,527	157,404
Nampak, Ltd.	48,591	165,553
		570,466

South Korea | 1.5%

Samsung Electronics Co., Ltd.	291	367,989

Spain | 1.8%

Red Electrica Corporacion SA	5,504	447,810

Sweden | 2.7%

Assa Abloy AB, Class B	7,864	420,018
Swedbank AB, A Shares	9,596	257,346
		677,364

Switzerland | 5.7%

Cie Financiere Richemont SA	3,001	287,352
Novartis AG	10,409	884,092
Swatch Group AG	384	241,344
		1,412,788

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)

Taiwan | 2.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	173,341	$677,306

Thailand | 0.8%

Kasikornbank Public Co. Ltd.	33,000	188,737

Turkey | 1.8%

Koc Holding AS	36,354	153,074
Turkcell Iletisim Hizmetleri AS (a)	53,050	294,301
		447,375

United Kingdom | 18.3%

Associated British Foods PLC	6,901	320,016
BG Group PLC	12,091	225,501
British American Tobacco PLC	9,321	518,937
Informa PLC	44,250	391,247
Ladbrokes PLC	35,840	80,776
Lloyds Banking Group PLC (a)	282,580	354,679
Prudential PLC	36,873	781,125
Rexam PLC	49,262	400,333
Rolls-Royce Holdings PLC	16,126	289,274
Royal Dutch Shell PLC, A Shares	11,056	403,944
Unilever PLC	10,605	452,938
Wolseley PLC	5,473	312,084
		4,530,854

Total Common Stocks (Identified cost $21,892,471)		24,372,713

Short-Term Investment | 1.6%

State Street Institutional Treasury Money Market Fund (Identified cost $403,523)	403,523	403,523

Total Investments | 99.8% (Identified cost $22,295,994) (b)		$24,776,236

Cash and Other Assets in Excess of Liabilities | 0.2%		38,864

Net Assets | 100.0%		$24,815,100

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks | 92.1%

Australia | 7.2%

Amcor, Ltd.	9,035,963	$87,123,367
Ansell, Ltd.	3,330,435	56,894,619
Caltex Australia, Ltd.	2,704,926	55,557,374
Insurance Australia Group, Ltd.	3,110,865	16,100,156
James Hardie Industries PLC	4,709,193	62,630,071
		278,305,587

Austria | 1.1%

UNIQA Insurance Group AG	3,065,216	40,719,937

Belgium | 2.0%

Anheuser-Busch InBev NV	736,949	77,460,117

Bermuda | 1.2%

Signet Jewelers, Ltd.	447,290	47,432,637

Brazil | 1.8%

Estacio Participacoes SA	5,121,900	51,602,747
LPS Brasil Consultoria de Imoveis SA	2,996,100	17,033,799
		68,636,546

Canada | 1.4%

Home Capital Group, Inc.	1,300,222	52,514,620

Denmark | 0.9%

Carlsberg A/S, Class B	56,140	5,594,400
Topdanmark A/S (a)	980,798	28,594,488
		34,188,888

Finland | 3.8%

Sampo Oyj, A Shares	2,807,500	145,862,267

France | 5.8%

Airbus Group NV	1,264,405	90,675,852
BNP Paribas SA	774,154	59,846,981
Valeo SA	521,353	73,540,463
		224,063,296

Germany | 5.0%

Bayer AG	667,561	90,278,726
Fresenius SE & Co. KGaA	300,522	47,025,688
Symrise AG	1,078,841	53,929,632
		191,234,046

Greece | 1.2%

Piraeus Bank SA (a)	16,811,217	46,295,475

Indonesia | 0.4%

PT Media Nusantara Citra Tbk	73,156,600	17,061,811

Ireland | 1.5%

Kerry Group PLC, Class A	763,426	58,269,151

Italy | 1.4%

Mediaset SpA	9,273,933	51,964,504

Description	Shares	Value
Japan | 14.5%

AEON Financial Service Co., Ltd.	1,995,900	$44,924,834
Asics Corp.	3,976,650	78,009,351
Daikin Industries, Ltd.	981,400	54,881,706
Don Quijote Holdings Co., Ltd.	1,851,100	95,476,359
Japan Tobacco, Inc.	1,680,300	52,687,970
KDDI Corp.	1,131,900	65,868,629
Makita Corp.	1,681,200	92,826,581
Park24 Co., Ltd.	1,961,900	37,240,685
Ryohin Keikaku Co., Ltd.	382,000	36,745,316
		558,661,431

Macau | 2.0%

Sands China, Ltd.	10,203,600	76,482,300

Malaysia | 1.1%

Tenaga Nasional Berhad	11,573,000	42,366,228

Philippines | 3.0%

Alliance Global Group, Inc.	90,934,700	57,794,964
GT Capital Holdings, Inc.	1,704,180	29,860,017
LT Group, Inc.	41,898,500	16,294,478
Security Bank Corp.	5,352,430	12,651,853
		116,601,312

Russia | 0.8%

Lenta, Ltd. (a), (e)	3,201,324	31,052,843

South Africa | 3.2%

Mediclinic International, Ltd.	8,857,672	62,818,022
Nampak, Ltd.	17,366,921	59,170,286
		121,988,308

Spain | 1.0%

Mediaset Espana Comunicacion SA (a)	3,266,306	38,123,670

Sweden | 1.8%

Assa Abloy AB, Class B	1,311,345	70,039,275

Switzerland | 7.1%

Cie Financiere Richemont SA	511,976	49,022,734
GAM Holding AG	2,173,790	39,279,371
Novartis AG	1,220,199	103,638,103
Panalpina Welttransport Holding AG	272,233	41,846,647
Swatch Group AG	63,492	39,904,723
		273,691,578

Taiwan | 1.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	14,831,000	57,950,081

Thailand | 0.8%

Kasikornbank Public Co. Ltd.	5,500,100	31,456,754

Turkey | 0.8%

Turkiye Halk Bankasi AS	4,813,455	29,762,103

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)

United Kingdom | 19.8%

AMEC PLC	3,074,848	$57,570,168
Associated British Foods PLC	758,954	35,194,478
British American Tobacco PLC	2,006,667	111,719,219
Croda International PLC	747,718	31,839,089
Informa PLC	10,047,754	88,839,670
International Consolidated Airlines Group SA (a)	10,213,839	71,123,023
Lloyds Banking Group PLC (a)	71,315,390	89,511,083
Prudential PLC	4,384,167	92,875,042
Rexam PLC	11,013,801	89,504,866
Unilever PLC	2,179,467	93,084,794
		761,261,432

Total Common Stocks (Identified cost $3,044,128,872)		3,543,446,197

Preferred Stock | 2.1%

Germany | 2.1%

Volkswagen AG (Identified cost $79,778,499)	305,260	79,091,321

Short-Term Investment | 4.4%

State Street Institutional Treasury Money Market Fund (Identified cost $170,584,762)	170,584,762	170,584,762

Total Investments | 98.6% (Identified cost $3,294,492,133) (b)		$3,793,122,280

Cash and Other Assets in Excess of Liabilities | 1.4%		53,317,717

Net Assets | 100.0%		$3,846,439,997

Description	Shares	Value
Lazard International Small Cap Equity Portfolio

Common Stocks | 99.2%

Australia | 6.2%

ALS Ltd.	79,774	$542,624
Ansell, Ltd.	44,988	768,541
iSelect, Ltd.	491,621	519,901
James Hardie Industries PLC	41,187	547,768
Macquarie Atlas Roads Group	312,722	859,092
Pact Group Holdings, Ltd.	234,924	750,605
Super Retail Group, Ltd.	55,577	569,229
		4,557,760

Austria | 2.4%

AMS AG	7,759	1,090,132
UNIQA Insurance Group AG	54,201	720,035
		1,810,167

Belgium | 3.6%

Arseus NV	22,800	1,229,232
Kinepolis Group NV	7,353	1,440,156
		2,669,388

Brazil | 0.6%

Banco ABC Brasil SA (a)	3,662	19,819
Brasil Insurance Participacoes e Administracao SA	88,500	445,035
		464,854

Canada | 3.0%

Alaris Royalty Corp.	28,200	762,713
Altus Group, Ltd.	44,800	731,470
Genworth MI Canada, Inc.	22,000	750,647
		2,244,830

China | 1.0%

Greatview Aseptic Packaging Co., Ltd.	997,000	529,574
Prince Frog International Holdings, Ltd.	827,000	247,130
		776,704

Denmark | 1.7%

Auriga Industries A/S, Class B (a)	19,578	694,993
Topdanmark A/S (a)	19,074	556,090
		1,251,083

France | 4.0%

Gaztransport Et Technigaz SA	14,881	963,333
Ingenico SA	13,189	1,235,413
Plastic Omnium SA	20,111	747,796
		2,946,542

Germany | 9.8%

Aurelius AG	25,037	953,937
CompuGroup Medical AG	39,235	983,773
CTS Eventim AG	20,227	1,348,586

Description	Shares	Value
Freenet AG	25,819	$903,958
NORMA Group SE	19,758	1,047,895
SHW AG	12,526	805,467
Wirecard AG	28,567	1,187,515
		7,231,131

Indonesia | 1.0%

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	7,950,900	734,963

Ireland | 1.7%

Greencore Group PLC	269,311	1,237,615

Israel | 0.1%

Kamada (a)	6,600	95,469

Italy | 4.0%

Azimut Holding SpA	54,446	1,942,197
EI Towers SpA	17,333	1,024,177
		2,966,374

Japan | 22.2%

Ain Pharmaciez, Inc.	18,500	855,095
Anritsu Corp.	79,400	910,075
Asahi Co., Ltd.	59,700	807,186
Avex Group Holdings, Inc.	46,400	814,146
Don Quijote Holdings Co., Ltd.	15,100	778,830
Doshisha Co., Ltd.	54,600	843,615
JAFCO Co., Ltd.	24,300	1,087,839
Misumi Group, Inc.	30,700	849,014
Park24 Co., Ltd.	37,200	706,129
Rinnai Corp.	10,200	894,594
Santen Pharmaceutical Co., Ltd.	17,390	770,223
Ship Healthcare Holdings, Inc.	22,900	882,327
Suruga Bank, Ltd.	71,300	1,253,181
Tamron Co., Ltd.	31,700	750,297
Topcon Corp.	61,100	999,039
United Arrows, Ltd.	9,800	362,048
USS Co., Ltd.	76,000	1,065,206
Wacom Co., Ltd.	112,922	791,444
Yumeshin Holdings Co., Ltd.	118,000	1,044,046
		16,464,334

Netherlands | 2.9%

Aalberts Industries NV	34,397	1,202,073
Frank’s International NV	37,500	929,250
		2,131,323

Norway | 2.3%

Kongsberg Gruppen ASA	42,503	968,957
Petroleum Geo-Services ASA	58,033	706,441
		1,675,398

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)

Russia | 0.7%

Globaltrans Investment PLC Sponsored GDR	44,382	$511,804

Singapore | 1.1%

XP Power, Ltd.	30,465	837,678

Sweden | 2.1%

Indutrade AB	15,521	741,499
Intrum Justitia AB	31,187	851,469
		1,592,968

Switzerland | 2.9%

Cembra Money Bank AG	8,359	569,642
GAM Holding AG	43,207	780,730
Kardex AG	15,930	790,732
		2,141,104

Taiwan | 3.5%

GeoVision, Inc.	91,000	611,494
Makalot Industrial Co., Ltd.	118,000	656,316
Radiant Opto-Electronics Corp.	177,920	719,206
Sinmag Equipment Corp.	108,000	633,507
		2,620,523

Turkey | 0.7%

Turkiye Sinai Kalkinma Bankasi AS	572,274	489,164

United Kingdom | 20.6%

Abcam PLC	80,250	520,492
Aberdeen Asset Management PLC	116,880	762,008
APR Energy PLC	47,061	633,755
Ashtead Group PLC	72,788	1,157,453
Dignity PLC	35,676	873,195
Elementis PLC	158,924	760,376
Hansteen Holdings PLC REIT	463,728	844,779
Hunting PLC	60,572	871,375
IG Group Holdings PLC	138,028	1,445,005
John Wood Group PLC	45,215	578,667
Provident Financial PLC	23,780	786,982
Rightmove PLC	25,608	1,127,548
RPC Group PLC	84,677	891,315
Spectris PLC	16,539	640,709
Synergy Health PLC	32,459	747,510
Taylor Wimpey PLC	340,982	669,937
Telit Communications PLC (a)	229,504	881,623
Workspace Group PLC REIT	109,365	1,080,307
		15,273,036

United States | 1.1%

Samsonite International SA	256,200	792,729

Total Common Stocks (Identified cost $55,729,402)		73,516,941

Description	Shares	Value
Preferred Stock | 1.0%

Brazil | 1.0%

Banco ABC Brasil SA (Identified cost $776,739)	135,518	$755,532

Short-Term Investment | 2.8%

State Street Institutional Treasury Money Market Fund (Identified cost $2,090,925)	2,090,925	2,090,925

Total Investments | 103.0% (Identified cost $58,597,066) (b)		$76,363,398

Liabilities in Excess of Cash and Other Assets | (3.0)%		(2,255,907)

Net Assets | 100.0%		$74,107,491

Description	Shares	Value
Lazard Global Equity Select Portfolio

Common Stocks | 94.3%

Belgium | 2.6%

Anheuser-Busch InBev NV	937	$98,487

Brazil | 0.7%

Cia Hering	2,194	26,475

Canada | 0.4%

MacDonald Dettwiler & Associates, Ltd.	213	16,824

China | 0.7%

Baidu, Inc. Sponsored ADR (a)	180	27,428

Denmark | 3.2%

Novo Nordisk A/S, Class B	2,055	93,748
Topdanmark A/S (a)	981	28,600
		122,348

Finland | 1.3%

Sampo Oyj, A Shares	933	48,474

Georgia | 0.5%

Bank of Georgia Holdings PLC	472	19,667

Germany | 2.6%

Continental AG	330	79,077
Symrise AG	383	19,146
		98,223

Indonesia | 0.3%

PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	324	12,756

Ireland | 2.1%

Eaton Corp. PLC	639	48,001
Experian PLC	1,779	32,089
		80,090

Japan | 5.3%

Daiwa House Industry Co., Ltd.	4,050	68,566
Mitsubishi Estate Co., Ltd.	3,035	72,227
Park24 Co., Ltd.	915	17,368
Sumitomo Mitsui Trust Holdings, Inc.	10,145	45,747
		203,908

Netherlands | 1.0%

NXP Semiconductor NV (a)	675	39,697

Peru | 1.0%

Credicorp, Ltd.	268	36,963

Philippines | 1.0%

Alliance Global Group, Inc.	30,011	19,074
Security Bank Corp.	8,678	20,513
		39,587

Russia | 1.6%

Magnit OJSC Sponsored GDR	565	31,017

Description	Shares	Value
Mobile TeleSystems OJSC Sponsored ADR	1,756	$30,712
		61,729

South Africa | 1.1%

Life Healthcare Group Holdings Pte, Ltd.	11,788	43,009

South Korea | 1.8%

Samsung Electronics Co., Ltd.	54	68,287

Sweden | 2.1%

Assa Abloy AB, Class B	1,464	78,193

Switzerland | 3.9%

Novartis AG	904	76,781
Panalpina Welttransport Holding AG	177	27,208
Tyco International, Ltd.	1,075	45,580
		149,569

Taiwan | 0.9%

Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,705	34,134

Thailand | 0.8%

Kasikornbank Public Co. Ltd.	5,540	31,685

United Kingdom | 5.0%

International Consolidated Airlines Group SA (a)	8,141	56,689
Lloyds Banking Group PLC (a)	28,500	35,772
Rexam PLC	4,747	38,577
Unilever PLC	1,405	60,007
		191,045

United States | 54.4%

American Express Co.	841	75,715
Apple, Inc.	175	93,929
AutoZone, Inc. (a)	77	41,357
Bristol-Myers Squibb Co.	850	44,158
Citigroup, Inc.	1,859	88,488
Comcast Corp., Class A	1,035	50,467
Consol Energy, Inc.	1,987	79,381
CVS Caremark Corp.	495	37,056
Eastman Chemical Co.	448	38,622
EMC Corp.	1,957	53,641
Google, Inc., Class A (a)	70	78,016
Honeywell International, Inc.	958	88,864
Intel Corp.	1,947	50,252
IntercontinentalExchange Group, Inc.	246	48,666
Joy Global, Inc.	654	37,932
Kellogg Co.	620	38,880
Macy’s, Inc.	747	44,290
MasterCard, Inc., Class A	700	52,290
McKesson Corp.	358	63,212
Microsoft Corp.	970	39,760

Description	Shares	Value
Lazard Global Equity Select Portfolio (concluded)

Molson Coors Brewing Co., Class B	994	$58,507
Monsanto Co.	400	45,508
Pfizer, Inc.	2,539	81,553
Qualcomm, Inc.	757	59,697
Quintiles Transnational Holdings, Inc.	715	36,301
Realogy Holdings Corp. (a)	443	19,248
Red Hat, Inc. (a)	635	33,642
Regions Financial Corp.	3,565	39,607
Ross Stores, Inc.	602	43,073
Schlumberger, Ltd.	736	71,760
The Hartford Financial Services Group, Inc.	2,019	71,210
United Technologies Corp.	659	76,998
UnitedHealth Group, Inc.	757	62,066
Vertex Pharmaceuticals, Inc. (a)	235	16,619
Viacom, Inc., Class B	1,014	86,180
Visa, Inc., Class A	360	77,710
Xerox Corp.	2,600	29,380
Zoetis, Inc.	1,102	31,892
		2,085,927

Total Common Stocks (Identified cost $3,592,497)		3,614,505

Preferred Stock | 0.9%

Germany | 0.9%

Volkswagen AG (Identified cost $37,377)	136	35,237

Short-Term Investment | 2.5%

State Street Institutional Treasury Money Market Fund (Identified cost $97,609)	97,609	97,609

Total Investments | 97.7% (Identified cost $3,727,483) (b)		$3,747,351

Cash and Other Assets in Excess of Liabilities | 2.3%		86,493

Net Assets | 100.0%		$3,833,844

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio

Common Stocks | 98.4%

Argentina | 1.4%

YPF Sociedad Anonima Sponsored ADR	6,617,786	$206,210,212

Brazil | 15.0%

Ambev SA ADR	24,727,140	183,228,107
Banco do Brasil SA	49,540,010	497,801,775
BB Seguridade Participacoes SA	23,801,500	263,400,469
CCR SA	20,997,200	161,203,713
CEMIG SA Sponsored ADR	12,563,131	85,429,291
Cielo SA	11,248,930	358,488,377
Localiza Rent a Car SA	5,881,200	86,053,698
Natura Cosmeticos SA	7,248,600	121,779,036
Souza Cruz SA	15,211,425	138,102,845
Vale SA Sponsored ADR	10,694,300	147,902,169
Via Varejo SA	11,184,400	117,068,973
		2,160,458,453

China | 7.3%

Baidu, Inc. Sponsored ADR (a)	1,388,500	211,579,630
China Construction Bank Corp., Class H	599,030,220	419,685,059
CNOOC, Ltd.	96,316,000	145,594,725
NetEase, Inc. Sponsored ADR	2,600,404	175,007,189
Weichai Power Co., Ltd., Class H	24,415,000	93,087,579
		1,044,954,182

Colombia | 2.7%

Pacific Rubiales Energy Corp.	21,833,400	393,218,448

Egypt | 1.0%

Commercial International Bank Egypt SAE GDR	29,408,009	143,174,450

Hong Kong | 2.5%

China Mobile, Ltd. Sponsored ADR	6,060,104	276,280,141
Huabao International Holdings, Ltd.	187,959,000	87,334,599
		363,614,740

Hungary | 1.4%

OTP Bank PLC	10,122,114	194,119,768

India | 6.2%

Axis Bank, Ltd.	6,621,559	161,697,310
Bank of India	13,984,218	53,698,739
Bharat Heavy Electricals, Ltd.	38,942,264	126,931,221
Jindal Steel & Power, Ltd.	21,419,470	105,148,377
Punjab National Bank, Ltd.	13,500,071	167,683,243
Tata Consultancy Services, Ltd.	7,643,829	273,699,968
		888,858,858

Indonesia | 6.9%

PT Astra International Tbk	197,249,800	129,146,368
PT Bank Mandiri (Persero) Tbk	337,405,930	283,922,893

Description	Shares	Value
PT Semen Indonesia (Persero) Tbk	82,494,600	$115,822,851
PT Tambang Batubara Bukit Asam (Persero) Tbk	8,374,400	6,916,949
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	8,279,467	325,962,616
PT United Tractors Tbk	75,902,384	139,571,298
		1,001,342,975

Macau | 1.4%

Wynn Macau, Ltd.	49,178,400	203,790,059

Malaysia | 0.7%

British American Tobacco Malaysia Berhad	5,593,700	101,280,342

Mexico | 1.4%

Grupo Mexico SAB de CV, Series B	32,875,347	103,746,643
Kimberly-Clark de Mexico SAB de CV, Series A	37,113,795	99,070,564
		202,817,207

Netherlands | 1.1%

OCI NV	3,433,388	155,889,596

Pakistan | 1.8%

Oil & Gas Development Co., Ltd.	43,563,549	106,919,528
Pakistan Petroleum, Ltd.	68,605,602	156,318,607
		263,238,135

Philippines | 1.5%

Philippine Long Distance Telephone Co. Sponsored ADR	3,607,508	220,130,138

Russia | 10.7%

ALROSA AO (d)	104,099,412	107,054,586
Gazprom OAO Sponsored ADR	39,575,454	305,611,945
Lukoil OAO Sponsored ADR	1,725,917	96,069,155
Magnit OJSC Sponsored GDR (d), (e)	1,761,265	96,517,322
MegaFon OAO GDR (d), (e)	5,557,964	156,456,687
Mobile TeleSystems OJSC Sponsored ADR	15,899,643	278,084,756
Oriflame Cosmetics SA SDR	2,244,777	54,464,082
Sberbank of Russia (d)	190,565,008	455,388,817
		1,549,647,350

South Africa | 10.4%

Bidvest Group, Ltd.	8,399,930	222,152,890
Imperial Holdings, Ltd.	6,489,096	116,194,308
Nedbank Group, Ltd.	7,293,643	155,228,057
PPC, Ltd.	27,236,972	75,568,689
Sanlam, Ltd.	26,887,415	146,370,266
Shoprite Holdings, Ltd.	14,532,766	219,773,554
Standard Bank Group, Ltd.	8,357,501	110,191,320
Tiger Brands, Ltd.	3,995,994	103,349,578
Truworths International, Ltd.	12,684,056	93,340,779
Vodacom Group, Ltd.	12,149,823	150,022,720

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)

Woolworths Holdings, Ltd.	14,337,770	$99,942,233
		1,492,134,394

South Korea | 13.8%

Coway Co., Ltd.	1,888,799	132,512,369
Hanwha Life Insurance Co., Ltd.	27,024,143	177,418,904
Hyundai Mobis Co., Ltd.	1,030,696	305,735,971
KB Financial Group, Inc.	6,752,140	236,825,510
KT&G Corp.	2,492,959	187,186,102
Samsung Electronics Co., Ltd.	382,031	483,104,425
Shinhan Financial Group Co., Ltd.	7,599,894	334,576,414
SK Hynix, Inc. (a)	3,715,290	126,088,423
		1,983,448,118

Taiwan | 4.4%

Hon Hai Precision Industry Co., Ltd.	60,600,329	171,832,930
Taiwan Semiconductor Manufacturing Co., Ltd.	118,322,284	462,327,956
		634,160,886

Thailand | 2.5%

CP All Public Co. Ltd. (d)	96,222,100	129,027,785
PTT Exploration & Production Public Co. Ltd. (d)	24,022,370	116,261,162
The Siam Cement Public Co. Ltd.	9,371,100	120,420,812
		365,709,759

Turkey | 4.3%

Akbank TAS	36,742,759	116,608,023
Koc Holding AS	46,856,246	197,295,235
Turkcell Iletisim Hizmetleri AS (a)	27,353,848	151,748,479
Turkiye Is Bankasi AS, C Shares	72,178,756	160,034,912
		625,686,649

Total Common Stocks (Identified cost $13,643,815,712)		14,193,884,719

Total Investments | 98.4% (Identified cost $13,643,815,712) (b)		$14,193,884,719

Cash and Other Assets in Excess of Liabilities | 1.6%		236,347,659

Net Assets | 100.0%		$14,430,232,378

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 92.3%

Brazil | 3.7%

Ambev SA ADR	17,860	$132,343
Cosan, Ltd., Class A	5,095	58,083
Klabin SA	11,800	60,534
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,735	73,039
Via Varejo SA	7,600	79,550
		403,549

Canada | 1.9%

Gran Tierra Energy, Inc. (a)	27,500	206,468

China | 15.0%

Anhui Conch Cement Co., Ltd., Class H	28,000	120,339
Baidu, Inc. Sponsored ADR (a)	954	145,371
Beijing Capital International Airport Co., Ltd., Class H	112,000	76,400
China Lesso Group Holdings, Ltd.	121,000	67,772
China Minsheng Banking Corp., Ltd., Class H	90,000	90,336
China Petroleum & Chemical Corp. ADR	1,000	89,500
CSR Corp., Ltd., Class H	134,000	113,046
ENN Energy Holdings, Ltd.	16,000	112,065
Industrial and Commercial Bank of China, Ltd., Class H	640,000	393,879
PICC Property & Casualty Co., Ltd., Class H	80,000	109,534
Vipshop Holdings, Ltd. ADS (a)	1,000	149,300
Want Want China Holdings, Ltd.	118,000	175,664
		1,643,206

Colombia | 0.8%

Pacific Rubiales Energy Corp.	4,585	82,576

Hong Kong | 3.9%

Brilliance China Automotive Holdings, Ltd.	96,000	147,035
Haier Electronics Group Co., Ltd.	56,000	151,755
Melco Crown Entertainment, Ltd. ADR (a)	3,390	131,023
		429,813

India | 6.5%

Dr Reddy’s Laboratories, Ltd. ADR	2,400	105,360
HDFC Bank, Ltd. Sponsored ADR	3,869	158,745
ICICI Bank, Ltd. Sponsored ADR	5,000	219,000
Tata Motors, Ltd. Sponsored ADR	6,300	223,083
		706,188

Indonesia | 2.9%

PT Bank Mandiri (Persero) Tbk	155,500	130,851
PT Matahari Department Store Tbk	63,600	78,058
PT Semen Indonesia (Persero) Tbk	79,900	112,180
		321,089

Description	Shares	Value
Macau | 1.5%

Sands China, Ltd.	22,400	$167,902

Malaysia | 1.8%

CIMB Group Holdings Berhad	35,300	77,278
Sapurakencana Petroleum Berhad	88,900	122,531
		199,809

Mexico | 7.3%

Alsea SAB de CV	25,900	93,935
Cemex SAB de CV Sponsored ADR (a)	18,625	235,234
Fibra Uno Administracion SA de CV REIT	39,500	127,799
Genomma Lab Internacional SAB de CV, B Shares (a)	43,451	111,793
Gruma SAB de CV (a)	10,700	88,514
Grupo Financiero Banorte SAB de CV, Class O	20,700	139,987
		797,262

Peru | 1.0%

Credicorp, Ltd.	750	103,440

Philippines | 2.8%

Alliance Global Group, Inc.	212,700	135,185
GT Capital Holdings, Inc.	4,970	87,082
SM Investments Corp.	5,570	87,712
		309,979

Poland | 0.9%

Powszechna Kasa Oszczednosci Bank Polski SA	7,101	99,390

Portugal | 0.8%

Jeronimo Martins SGPS SA	5,453	91,594

Russia | 4.2%

Eurasia Drilling Co., Ltd. GDR	427	10,971
Magnit OJSC Sponsored GDR (d), (e)	2,390	130,972
Mail.ru Group, Ltd. GDR (a)	3,409	121,268
MegaFon OAO GDR (d), (e)	3,824	107,646
Sberbank of Russia Sponsored ADR	9,178	89,518
		460,375

South Africa | 4.2%

Aspen Pharmacare Holdings, Ltd.	4,629	123,692
Life Healthcare Group Holdings Pte, Ltd.	31,663	115,525
MTN Group, Ltd.	5,003	102,440
Naspers, Ltd., N Shares	1,106	122,028
		463,685

South Korea | 10.4%

DGB Financial Group, Inc.	10,710	154,883
Hyundai Glovis Co., Ltd.	508	115,550
Samsung Electronics Co., Ltd.	408	515,944

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio (concluded)

SK Hynix, Inc. (a)	4,920	$166,974
SK Telecom Co., Ltd. ADR	8,300	187,331
		1,140,682

Switzerland | 1.2%

Dufry AG (a)	779	134,080

Taiwan | 12.4%

Advanced Semiconductor Engineering, Inc. ADR	20,900	115,995
Delta Electronics, Inc.	26,000	161,154
Eclat Textile Co., Ltd.	7,000	80,885
Hermes Microvision, Inc.	2,000	80,446
Hon Hai Precision Industry Co., Ltd. GDR	33,961	194,851
Largan Precision Co., Ltd.	5,000	237,321
Merida Industry Co., Ltd.	13,000	86,421
President Chain Store Corp.	13,000	91,583
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	15,449	309,289
		1,357,945

Thailand | 2.3%

Bangkok Bank Public Co. Ltd.	13,700	75,937
Kasikornbank Public Co. Ltd.	30,700	175,583
		251,520

Turkey | 3.2%

TAV Havalimanlari Holding AS	24,636	196,810
Turk Traktor ve Ziraat Makineleri AS	2,903	74,788
Turkiye Garanti Bankasi AS	22,753	77,735
		349,333

United Kingdom | 2.7%

Hikma Pharmaceuticals PLC	5,653	156,853
Mondi PLC	7,580	132,768
		289,621

United States | 0.9%

First Cash Financial Services, Inc. (a)	1,965	99,154

Total Common Stocks (Identified cost $9,658,517)		10,108,660

Preferred Stocks | 4.5%

Brazil | 4.5%

Alpargatas SA	19,200	106,620
Itau Unibanco Holding SA ADR	17,700	263,022
Klabin SA	40,000	41,075
Suzano Papel e Celulose SA	23,500	86,791

Total Preferred Stocks (Identified cost $463,910)		497,508

Description	Shares	Value
Short-Term Investment | 1.0%

State Street Institutional Treasury Money Market Fund (Identified cost $108,727)	108,727	$108,727

Total Investments | 97.8% (Identified cost $10,231,154) (b)		$10,714,895

Cash and Other Assets in Excess of Liabilities | 2.2%		241,429

Net Assets | 100.0%		$10,956,324

Description	Shares	Value
Lazard Developing Markets Equity Portfolio

Common Stocks | 94.7%

Brazil | 12.0%

Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,492,060	$8,982,609
EDP - Energias do Brasil SA	767,400	3,483,570
Estacio Participacoes SA	1,466,200	14,771,852
Gerdau SA Sponsored ADR	1,478,850	9,479,429
Localiza Rent a Car SA	282,420	4,132,368
Petroleo Brasileiro SA Sponsored ADR	829,100	11,499,617
Vale SA Sponsored ADR	518,215	7,166,913
Via Varejo SA	409,400	4,285,258
		63,801,616

China | 17.2%

AAC Technologies Holdings, Inc.	1,114,200	5,831,574
Agricultural Bank of China, Ltd., Class H	21,486,500	9,370,250
Anhui Conch Cement Co., Ltd., Class H	2,510,500	10,789,663
Anton Oilfield Services Group	9,068,000	5,764,367
Baidu, Inc. Sponsored ADR (a)	35,865	5,465,109
China Construction Bank Corp., Class H	5,057,184	3,543,101
China Merchants Bank Co., Ltd., Class H	3,751,211	6,814,274
China National Materials Co., Ltd., Class H	16,093,890	2,886,615
China Oilfield Services, Ltd., Class H	2,626,000	6,204,294
New Oriental Education & Technology Group, Inc. Sponsored ADR	350,900	10,298,915
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,218,000	10,107,271
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,062,000	10,270,826
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	6,237,800	4,329,073
		91,675,332

Colombia | 6.2%

Bancolombia SA Sponsored ADR	168,000	9,488,640
Cemex Latam Holdings SA (a)	1,144,615	9,531,009
Pacific Rubiales Energy Corp.	779,729	14,042,881
		33,062,530

Hong Kong | 4.5%

China State Construction International Holdings, Ltd.	6,267,340	10,695,783
Techtronic Industries Co., Ltd.	4,838,000	13,535,048
		24,230,831

India | 13.6%

Aurobindo Pharma, Ltd.	1,329,104	11,392,022
Cairn India, Ltd.	1,712,196	9,522,088
HDFC Bank, Ltd. Sponsored ADR	198,900	8,160,867
ICICI Bank, Ltd. Sponsored ADR	331,230	14,507,874
Maruti Suzuki India, Ltd.	9,311	306,391

Description	Shares	Value
Reliance Industries, Ltd.	440,295	$6,923,701
Shriram Transport Finance Co., Ltd.	770,634	9,833,208
Tata Motors, Ltd. Sponsored ADR	333,200	11,798,612
		72,444,763

Indonesia | 1.8%

PT Bank Rakyat Indonesia (Persero) Tbk	11,572,700	9,849,997

Macau | 1.8%

Sands China, Ltd.	1,296,000	9,714,322

Mexico | 3.8%

Genomma Lab Internacional SAB de CV, B Shares (a)	5,158,100	13,271,080
Grupo Financiero Banorte SAB de CV, Class O	996,557	6,739,383
		20,010,463

Peru | 1.7%

Credicorp, Ltd.	64,100	8,840,672

Philippines | 0.7%

SM Investments Corp.	249,378	3,926,992

Poland | 0.8%

Eurocash SA	322,517	4,257,312

Qatar | 1.0%

Qatar Electricity & Water Co.	109,904	5,191,478

Russia | 10.1%

Eurasia Drilling Co., Ltd. GDR	12,669	325,520
Globaltrans Investment PLC Sponsored GDR	1,048,733	12,096,613
Novatek OAO Sponsored GDR	107,395	11,855,978
Sberbank of Russia (d)	3,365,832	8,043,251
TMK OAO GDR	637,582	5,596,310
X5 Retail Group NV GDR (a)	473,441	7,436,321
Yandex NV Class A (a)	272,000	8,211,680
		53,565,673

South Africa | 2.0%

Exxaro Resources, Ltd.	398,739	5,291,929
Standard Bank Group, Ltd.	390,055	5,142,767
		10,434,696

South Korea | 5.9%

Halla Visteon Climate Control Corp.	19,700	900,771
Kia Motors Corp.	116,411	6,500,564
Korea Aerospace Industries, Ltd.	169,280	5,396,186
Samsung Electronics Co., Ltd.	14,793	18,706,764
		31,504,285

Taiwan | 6.1%

Catcher Technology Co., Ltd.	576,000	4,174,471
Hiwin Technologies Corp.	757,370	7,360,440
MediaTek, Inc.	809,000	11,981,082

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)

Taiwan Semiconductor Manufacturing Co., Ltd.	2,357,000	$9,209,651
		32,725,644

Turkey | 3.7%

Aselsan Elektronik Sanayi Ve Ticaret AS	1,523,171	6,126,587
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,791,133	6,819,382
TAV Havalimanlari Holding AS	869,749	6,948,160
		19,894,129

United States | 1.8%

First Cash Financial Services, Inc. (a)	118,000	5,954,280
Freeport-McMoRan Copper & Gold, Inc.	109,700	3,627,779
		9,582,059

Total Common Stocks (Identified cost $510,240,152)		504,712,794

Preferred Stocks | 3.9%

Brazil | 3.9%

Banco Bradesco SA ADR	591,388	8,084,274
Marcopolo SA	6,320,900	12,675,229

Total Preferred Stocks (Identified cost $26,096,539)		20,759,503

Short-Term Investment | 1.5%

State Street Institutional Treasury Money Market Fund (Identified cost $7,761,117)	7,761,117	7,761,117

Total Investments | 100.1% (Identified cost $544,097,808) (b)		$533,233,414

Liabilities in Excess of Cash and Other Assets | (0.1)%		(731,485)

Net Assets | 100.0%		$532,501,929

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 92.7%

Argentina | 1.5%

YPF Sociedad Anonima Sponsored ADR	313,665	$9,773,801

Brazil | 12.6%

Ambev SA ADR	635,375	4,708,129
Banco ABC Brasil SA (a)	15,691	84,921
Banco do Brasil SA	900,557	9,049,228
Brasil Insurance Participacoes e Administracao SA	443,905	2,232,241
Cielo SA Sponsored ADR	272,996	8,694,923
Companhia de Locacao das Americas	718,500	1,092,475
Cyrela Brazil Realty SA Empreendimentos e Participacoes	822,000	4,948,665
Estacio Participacoes SA	1,057,100	10,650,201
Even Construtora e Incorporadora SA	956,700	3,204,460
Grendene SA	506,775	3,466,350
Iochpe-Maxion SA	306,200	3,036,360
Localiza Rent a Car SA	475,900	6,963,367
Natura Cosmeticos SA	216,795	3,642,232
Petroleo Brasileiro SA Sponsored ADR	551,100	7,643,757
Souza Cruz SA	487,035	4,421,737
Tegma Gestao Logistica SA	312,445	2,628,724
Via Varejo SA	375,100	3,926,234
		80,394,004

Cambodia | 0.5%

NagaCorp, Ltd.	3,116,000	3,247,403

China | 11.7%

AAC Technologies Holdings, Inc.	711,140	3,722,012
Agricultural Bank of China, Ltd., Class H	18,096,000	7,891,655
Anhui Conch Cement Co., Ltd., Class H	1,668,500	7,170,903
Baidu, Inc. Sponsored ADR (a)	81,076	12,354,361
China Construction Bank Corp., Class H	14,465,281	10,134,484
China Lesso Group Holdings, Ltd.	5,715,000	3,200,984
China Oilfield Services, Ltd., Class H	1,160,000	2,740,663
China ZhengTong Auto Services Holdings, Ltd. (a)	5,911,000	3,293,178
CNOOC, Ltd.	3,526,800	5,331,238
Greatview Aseptic Packaging Co., Ltd.	5,541,000	2,943,199
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,138,000	9,443,411
Prince Frog International Holdings, Ltd.	2,222,000	663,994
Zhuzhou CSR Times Electric Co., Ltd., Class H	915,000	3,069,172
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	4,355,240	3,022,565
		74,981,819

Description	Shares	Value
Colombia | 3.4%

Bancolombia SA Sponsored ADR	83,820	$4,734,154
Pacific Rubiales Energy Corp.	958,585	17,264,068
		21,998,222

Egypt | 0.9%

Commercial International Bank Egypt SAE GDR	1,192,983	5,808,101

Georgia | 0.4%

Bank of Georgia Holdings PLC	67,768	2,823,669

Hong Kong | 3.6%

Anxin-China Holdings, Ltd.	5,668,000	876,890
China Mobile, Ltd. Sponsored ADR	130,195	5,935,590
China State Construction International Holdings, Ltd.	5,142,504	8,776,149
Future Bright Holdings, Ltd.	2,796,000	1,378,496
Techtronic Industries Co., Ltd.	2,252,500	6,301,715
		23,268,840

Hungary | 1.0%

OTP Bank PLC	325,890	6,249,850

India | 4.9%

Axis Bank, Ltd.	368,360	8,995,286
ICICI Bank, Ltd. Sponsored ADR	237,090	10,384,542
Reliance Industries, Ltd.	308,284	4,847,810
Tata Motors, Ltd. Sponsored ADR	195,700	6,929,737
		31,157,375

Indonesia | 5.9%

PT Bank Mandiri (Persero) Tbk	11,343,600	9,545,498
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	31,230,000	2,886,829
PT Bank Rakyat Indonesia (Persero) Tbk	9,304,418	7,919,370
PT Bekasi Fajar Industrial Estate Tbk	57,025,000	2,863,373
PT Pakuwon Jati Tbk	101,276,400	3,133,039
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	165,450	6,513,767
PT United Tractors Tbk	2,610,080	4,799,484
		37,661,360

Kazakhstan | 0.3%

KCell JSC GDR	128,104	1,755,479

Macau | 2.0%

Sands China, Ltd.	708,600	5,311,396
Wynn Macau, Ltd.	1,868,330	7,742,161
		13,053,557

Malaysia | 0.1%

Kossan Rubber Industries Berhad	546,200	713,220

Mexico | 3.6%

Credito Real SAB de CV	1,915,900	3,152,199

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)

Genomma Lab Internacional SAB de CV, B Shares (a)	3,501,456	$9,008,763
Grupo Financiero Banorte SAB de CV, Class O	741,500	5,014,518
Grupo Mexico SAB de CV, Series B	995,801	3,142,507
Kimberly-Clark de Mexico SAB de CV, Series A	1,028,300	2,744,916
		23,062,903

Netherlands | 0.6%

OCI NV	82,996	3,768,352

Peru | 0.6%

Credicorp, Ltd.	29,100	4,013,472

Philippines | 0.7%

Philippine Long Distance Telephone Co. Sponsored ADR	71,402	4,356,950

Russia | 11.1%

DIXY Group OJSC (a), (d)	141,654	1,082,577
Eurasia Drilling Co., Ltd. GDR	11,909	305,992
Gazprom OAO Sponsored ADR	839,004	6,479,007
Globaltrans Investment PLC Sponsored GDR	758,834	8,750,718
Lukoil OAO Sponsored ADR	87,573	4,897,520
MegaFon OAO GDR (d), (e)	211,414	5,951,304
Mobile TeleSystems OJSC Sponsored ADR	461,400	8,069,886
Novatek OAO Sponsored GDR	78,584	8,675,359
Oriflame Cosmetics SA SDR	137,488	3,335,814
Sberbank of Russia (d)	2,249,740	5,376,152
Sberbank of Russia Sponsored ADR	891,277	8,707,777
TMK OAO GDR	368,601	3,235,357
Yandex NV Class A (a)	189,980	5,735,496
		70,602,959

South Africa | 4.1%

AVI, Ltd.	623,335	3,346,198
Exxaro Resources, Ltd.	352,299	4,675,593
Standard Bank Group, Ltd.	893,950	11,786,482
Tiger Brands, Ltd.	157,027	4,061,236
Truworths International, Ltd.	334,902	2,464,512
		26,334,021

South Korea | 9.0%

Hanssem Co., Ltd.	42,936	2,830,474
Hanwha Life Insurance Co., Ltd.	808,352	5,306,992
Hyundai Mobis Co., Ltd.	37,645	11,166,659
KT Skylife Co., Ltd.	138,230	3,107,765
KT&G Corp.	69,322	5,205,106
Partron Co., Ltd.	262,900	3,280,731
Samsung Electronics Co., Ltd.	14,482	18,313,483

Description	Shares	Value
Shinhan Financial Group Co., Ltd.	181,720	$8,000,010
		57,211,220

Taiwan | 7.4%

Catcher Technology Co., Ltd.	494,000	3,580,188
Chailease Holding Co., Ltd.	877,000	2,112,799
Chicony Electronics Co., Ltd.	1,239,000	3,215,835
GeoVision, Inc.	493,000	3,312,817
Hon Hai Precision Industry Co., Ltd.	1,935,279	5,487,506
Macauto Industrial Co., Ltd.	77,000	342,174
Makalot Industrial Co., Ltd.	685,000	3,809,968
MediaTek, Inc.	355,000	5,257,459
Radiant Opto-Electronics Corp.	892,280	3,606,864
Taiwan Semiconductor Manufacturing Co., Ltd.	4,169,000	16,289,791
		47,015,401

Thailand | 1.6%

Dynasty Ceramic Public Co. Ltd. (d)	1,694,300	2,742,008
Major Cineplex Group Public Co. Ltd. (d)	5,783,000	3,369,257
Supalai Public Co. Ltd. (d)	6,863,000	3,765,765
		9,877,030

Turkey | 5.2%

Aselsan Elektronik Sanayi Ve Ticaret AS	854,645	3,437,603
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,195,784	3,763,214
Koc Holding AS ADR	394,667	8,236,700
Tofas Turk Otomobil Fabrikasi AS	632,804	3,589,559
Turkcell Iletisim Hizmetleri AS ADR (a)	376,575	5,185,438
Turkiye Is Bankasi AS, C Shares	2,499,022	5,540,838
Turkiye Sinai Kalkinma Bankasi AS	4,010,766	3,428,291
		33,181,643

Total Common Stocks (Identified cost $587,275,697)		592,310,651

Preferred Stocks | 3.1%

Brazil | 3.1%

Banco ABC Brasil SA	621,025	3,462,303
Banco Bradesco SA ADR	346,120	4,731,460
Marcopolo SA	3,601,800	7,222,649
Vale SA Sponsored ADR	364,215	4,534,477

Total Preferred Stocks (Identified cost $22,441,359)		19,950,889

Short-Term Investment | 3.7%

State Street Institutional Treasury Money Market Fund (Identified cost $23,589,587)	23,589,587	23,589,587

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)

Total Investments | 99.5% (Identified cost $633,306,643) (b)		$635,851,127

Cash and Other Assets in Excess of Liabilities | 0.5%		2,992,170

Net Assets | 100.0%		$638,843,297

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 53.5%

Argentina | 0.8%

YPF Sociedad Anonima Sponsored ADR	67,087	$2,090,431

Brazil | 7.2%

Ambev SA ADR	144,000	1,067,040
Banco ABC Brasil SA (a)	3,275	17,725
Banco do Brasil SA	203,490	2,044,765
Brasil Insurance Participacoes e Administracao SA	98,805	496,855
Cielo SA Sponsored ADR	61,357	1,954,220
Companhia de Locacao das Americas	154,900	235,524
Cyrela Brazil Realty SA Empreendimentos e Participacoes	190,180	1,144,936
Estacio Participacoes SA	248,440	2,503,014
Even Construtora e Incorporadora SA	213,200	714,112
Grendene SA	112,795	771,520
Iochpe-Maxion SA	68,200	676,289
Localiza Rent a Car SA	104,300	1,526,117
Natura Cosmeticos SA	49,355	829,181
Petroleo Brasileiro SA Sponsored ADR	127,470	1,768,009
Souza Cruz SA	107,540	976,344
Tegma Gestao Logistica SA	67,032	563,967
Via Varejo SA	86,275	903,055
		18,192,673

Cambodia | 0.3%

NagaCorp, Ltd.	694,000	723,266

China | 6.8%

AAC Technologies Holdings, Inc.	167,500	876,673
Agricultural Bank of China, Ltd., Class H	4,253,000	1,854,731
Anhui Conch Cement Co., Ltd., Class H	386,000	1,658,956
Baidu, Inc. Sponsored ADR (a)	18,196	2,772,707
China Construction Bank Corp., Class H	3,287,065	2,302,942
China Lesso Group Holdings, Ltd.	1,283,000	718,611
China Oilfield Services, Ltd., Class H	278,000	656,814
China ZhengTong Auto Services Holdings, Ltd. (a)	1,326,500	739,029
CNOOC, Ltd.	800,000	1,209,309
Greatview Aseptic Packaging Co., Ltd.	1,225,000	650,680
Ping An Insurance (Group) Co. of China, Ltd., Class H	267,675	2,221,235
Prince Frog International Holdings, Ltd.	490,000	146,425
Zhuzhou CSR Times Electric Co., Ltd., Class H	214,240	718,622
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,023,570	710,364
		17,237,098

Description	Shares	Value
Colombia | 2.0%

Bancolombia SA Sponsored ADR	19,720	$1,113,786
Pacific Rubiales Energy Corp.	221,355	3,986,592
		5,100,378

Egypt | 0.5%

Commercial International Bank Egypt SAE GDR	270,092	1,314,957

Georgia | 0.3%

Bank of Georgia Holdings PLC	15,404	641,834

Hong Kong | 2.1%

Anxin-China Holdings, Ltd.	1,260,000	194,933
China Mobile, Ltd. Sponsored ADR	29,728	1,355,300
China State Construction International Holdings, Ltd.	1,208,125	2,061,775
Future Bright Holdings, Ltd.	630,000	310,605
Techtronic Industries Co., Ltd.	530,000	1,482,756
		5,405,369

Hungary | 0.6%

OTP Bank PLC	74,309	1,425,082

India | 2.9%

Axis Bank, Ltd.	82,846	2,023,085
ICICI Bank, Ltd. Sponsored ADR	55,840	2,445,792
Reliance Industries, Ltd.	72,872	1,145,923
Tata Motors, Ltd. Sponsored ADR	45,450	1,609,384
		7,224,184

Indonesia | 3.3%

PT Bank Mandiri (Persero) Tbk	2,546,700	2,143,017
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	6,731,000	622,198
PT Bank Rakyat Indonesia (Persero) Tbk	2,186,900	1,861,360
PT Bekasi Fajar Industrial Estate Tbk	12,141,500	609,656
PT Pakuwon Jati Tbk	22,550,900	697,624
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	36,060	1,419,682
PT United Tractors Tbk	583,915	1,073,718
		8,427,255

Kazakhstan | 0.2%

KCell JSC GDR	29,129	399,171

Macau | 1.2%

Sands China, Ltd.	164,500	1,233,029
Wynn Macau, Ltd.	426,000	1,765,299
		2,998,328

Malaysia | 0.1%

Kossan Rubber Industries Berhad	123,600	161,395

Mexico | 2.1%

Credito Real SAB de CV	430,000	707,472

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Genomma Lab Internacional SAB de CV, B Shares (a)	823,065	$2,117,633
Grupo Financiero Banorte SAB de CV, Class O	174,300	1,178,733
Grupo Mexico SAB de CV, Series B	222,509	702,184
Kimberly-Clark de Mexico SAB de CV, Series A	225,635	602,304
		5,308,326

Netherlands | 0.3%

OCI NV	18,740	850,871

Peru | 0.4%

Credicorp, Ltd.	6,785	935,787

Philippines | 0.4%

Philippine Long Distance Telephone Co. Sponsored ADR	15,935	972,354

Russia | 6.4%

DIXY Group OJSC (a), (d)	32,024	244,740
Eurasia Drilling Co., Ltd. GDR	2,760	70,916
Gazprom OAO Sponsored ADR	191,896	1,481,871
Globaltrans Investment PLC Sponsored GDR	170,985	1,971,764
Lukoil OAO Sponsored ADR	19,885	1,112,069
MegaFon OAO GDR (d), (e)	48,151	1,355,451
Mobile TeleSystems OJSC Sponsored ADR	105,910	1,852,366
Novatek OAO Sponsored GDR	18,211	2,010,422
Oriflame Cosmetics SA SDR	30,678	744,327
Sberbank of Russia (d)	521,420	1,246,025
Sberbank of Russia Sponsored ADR	200,312	1,957,048
TMK OAO GDR	85,431	749,862
Yandex NV Class A (a)	44,120	1,331,983
		16,128,844

South Africa | 2.4%

AVI, Ltd.	141,609	760,188
Exxaro Resources, Ltd.	82,806	1,098,973
Standard Bank Group, Ltd.	207,639	2,737,662
Tiger Brands, Ltd.	34,977	904,621
Truworths International, Ltd.	75,230	553,611
		6,055,055

South Korea | 5.1%

Hanssem Co., Ltd.	9,560	630,225
Hanwha Life Insurance Co., Ltd.	182,450	1,197,821
Hyundai Mobis Co., Ltd.	8,400	2,491,697
KT Skylife Co., Ltd.	31,020	697,409
KT&G Corp.	15,615	1,172,467
Partron Co., Ltd.	59,004	736,311
Samsung Electronics Co., Ltd.	3,308	4,183,193

Description	Shares	Value
Shinhan Financial Group Co., Ltd.	41,320	$1,819,064
		12,928,187

Taiwan | 4.2%

Catcher Technology Co., Ltd.	113,000	818,950
Chailease Holding Co., Ltd.	186,000	448,096
Chicony Electronics Co., Ltd.	278,000	721,551
GeoVision, Inc.	111,000	745,888
Hon Hai Precision Industry Co., Ltd. GDR	221,156	1,268,884
Macauto Industrial Co., Ltd.	17,000	75,545
Makalot Industrial Co., Ltd.	146,000	812,051
MediaTek, Inc.	83,000	1,229,209
Radiant Opto-Electronics Corp.	191,930	775,839
Taiwan Semiconductor Manufacturing Co., Ltd.	278,000	1,086,247
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	134,276	2,688,206
		10,670,466

Thailand | 0.9%

Dynasty Ceramic Public Co. Ltd. (d)	368,200	595,885
Major Cineplex Group Public Co. Ltd. (d)	1,249,500	727,976
Supalai Public Co. Ltd. (d)	1,479,800	811,974
		2,135,835

Turkey | 3.0%

Aselsan Elektronik Sanayi Ve Ticaret AS	200,885	808,011
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	726,755	855,795
Koc Holding AS ADR	88,504	1,847,078
Tofas Turk Otomobil Fabrikasi AS	140,905	799,279
Turkcell Iletisim Hizmetleri AS ADR (a)	85,250	1,173,893
Turkiye Is Bankasi AS, C Shares	566,023	1,254,988
Turkiye Sinai Kalkinma Bankasi AS	900,149	769,422
		7,508,466

Total Common Stocks (Identified cost $138,294,490)		134,835,612

Preferred Stocks | 1.8%

Brazil | 1.8%

Banco ABC Brasil SA	138,385	771,516
Banco Bradesco SA ADR	81,420	1,113,011
Marcopolo SA	843,320	1,691,100
Vale SA Sponsored ADR	82,910	1,032,230

Total Preferred Stocks (Identified cost $5,611,851)		4,607,857

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Corporate Bonds | 4.4%

Barbados | 0.1%

Columbus International, Inc., 7.375%, 03/30/21 (e)	USD	200	$205,750

Brazil | 0.1%

Odebrecht Offshore Drilling Finance, Ltd., 6.625%, 10/01/23 (e)	USD	200	207,000

Bulgaria | 0.1%

Bulgarian Energy Holding EAD, 4.250%, 11/07/18	EUR	125	169,838

Chile | 0.1%

VTR Finance BV, 6.875%, 01/15/24 (e)	USD	200	208,000

China | 0.3%

BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21 (e)	USD	200	203,000
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	200	186,600
Golden Eagle Retail Group, Ltd., 4.625%, 05/21/23	USD	200	176,334
MIE Holdings Corp., 9.750%, 05/12/16	USD	200	210,500
			776,434

Colombia | 0.3%

Millicom International Cellular SA, 4.750%, 05/22/20	USD	325	317,688
Pacific Rubiales Energy Corp., 7.250%, 12/12/21	USD	400	439,000
			756,688

Georgia | 0.2%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	400	426,480

Guatemala | 0.4%

Cementos Progreso Trust, 7.125%, 11/06/23 (e)	USD	200	209,000
Comcel Trust, 6.875%, 02/06/24 (e)	USD	525	549,281
Industrial Senior Trust, 5.500%, 11/01/22 (e)	USD	325	309,969
			1,068,250

India | 0.2%

Vedanta Resources PLC, 9.500%, 07/18/18	USD	425	480,250

Indonesia | 0.2%

PT Gajah Tunggal Tbk:
7.750%, 02/06/18	USD	200	203,750

Description	Security Currency	Principal Amount (000)	Value
7.750%, 02/06/18 (e)	USD	200	$203,750
			407,500

Kazakhstan | 0.3%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	350	372,225
Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19 (e)	USD	200	204,000
Zhaikmunai LP, 7.125%, 11/13/19	USD	200	207,500
			783,725

Macau | 0.1%

MCE Finance, Ltd., 5.000%, 02/15/21	USD	200	200,000

Mexico | 0.2%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	2,000	142,682
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	120	120,025
Credito Real SAB de CV, 7.500%, 03/13/19 (e)	USD	300	311,250
			573,957

Nigeria | 0.4%

Afren PLC, 6.625%, 12/09/20 (e)	USD	200	204,000
FBN Finance Co. BV:
8.250%, 08/07/20	USD	200	207,000
8.250%, 08/07/20 (e)	USD	250	258,750
GTB Finance BV, 6.000%, 11/08/18 (e)	USD	325	320,937
			990,687

Paraguay | 0.2%

Banco Regional SAECA, 8.125%, 01/24/19 (e)	USD	318	340,260
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	200	210,750
			551,010

Peru | 0.1%

Banco de Credito del Peru:
6.125%, 04/24/27	USD	250	259,375
6.125%, 04/24/27 (e)	USD	60	62,250
			321,625

Russia | 0.7%

Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	200	173,000
ALROSA Finance SA, 7.750%, 11/03/20	USD	225	237,375
EDC Finance, Ltd., 4.875%, 04/17/20 (e)	USD	400	362,000

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Gazprom Neft OAO, 4.375%, 09/19/22	USD	300	$266,250
Metalloinvest Finance, Ltd.:
5.625%, 04/17/20	USD	200	188,000
5.625%, 04/17/20 (e)	USD	250	235,000
Sberbank of Russia, 5.500%, 02/26/24 (e)	USD	275	257,469
			1,719,094

Singapore | 0.1%

Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (e)	USD	200	201,000
Puma International Financing SA, 6.750%, 02/01/21	USD	200	202,500
			403,500

Trinidad and Tobago | 0.2%

Petroleum Co. of Trinidad and Tobago Ltd.:
9.750%, 08/14/19	USD	300	374,250
6.000%, 05/08/22	USD	71	75,880
			450,130

Turkey | 0.1%

Akbank TAS, 7.500%, 02/05/18 (e)	TRY	300	120,395
Turkiye Is Bankasi AS, 6.000%, 10/24/22	USD	250	234,000
			354,395

Total Corporate Bonds (Identified cost $11,131,319)			11,054,313

Foreign Government Obligations | 15.7%

Angola | 0.6%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	1,490	1,629,687

Argentina | 0.5%

Republic of Argentina:
8.750%, 06/02/17	USD	800	744,000
8.280%, 12/31/33	USD	771	610,342
			1,354,342
Bahrain | 0.5%

Kingdom of Bahrain:
6.125%, 08/01/23	USD	200	217,500
6.125%, 08/01/23 (e)	USD	950	1,033,125
			1,250,625

Belarus | 0.2%

Republic of Belarus, 8.950%, 01/26/18	USD	600	615,000

Bolivia | 0.4%

Bolivia Government Bonds:
4.875%, 10/29/22	USD	650	643,500

Description	Security Currency	Principal Amount (000)	Value
5.950%, 08/22/23 (e)	USD	375	$391,875
			1,035,375

Brazil | 3.4%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	3,210	1,304,123
0.000%, 01/01/16	BRL	2,250	810,701
0.000%, 01/01/17	BRL	5,035	1,604,368
Brazil Minas SPE,
5.333%, 02/15/28	USD	625	604,687
Brazil NTN-B:
6.000%, 08/15/16	BRL	680	726,008
6.000%, 08/15/18	BRL	270	285,281
6.000%, 08/15/20	BRL	40	41,961
6.000%, 08/15/50	BRL	525	504,269
Brazil NTN-F:
10.000%, 01/01/21	BRL	1,350	527,195
10.000%, 01/01/23	BRL	3,057	1,166,950
10.000%, 01/01/25	BRL	2,344	872,346
			8,447,889

Congo | 0.3%

Republic of Congo:
3.500%, 06/30/29 (e), (f)	USD	224	201,786
3.500%, 06/30/29 (f)	USD	502	452,301
			654,087

Dominican Republic | 0.1%

Dominican Republic:
9.040%, 01/23/18	USD	136	149,082
5.875%, 04/18/24	USD	225	223,313
			372,395

Ecuador | 0.3%

Republic of Ecuador, 9.375%, 12/15/15	USD	775	819,950

El Salvador | 0.2%

Republic of El Salvador:
8.250%, 04/10/32	USD	270	286,200
7.650%, 06/15/35	USD	135	134,325
			420,525
Gabon | 0.2%

Gabonese Republic, 6.375%, 12/12/24 (e)	USD	450	475,875

Georgia | 0.2%

Republic of Georgia, 6.875%, 04/12/21	USD	400	434,800

Guatemala | 0.1%

Republic of Guatemala, 5.750%, 06/06/22	USD	300	325,500

Honduras | 0.2%

Honduras Government Bond, 7.500%, 03/15/24	USD	400	398,000

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Hungary | 0.2%

Hungary:
5.750%, 11/22/23	USD	240	$247,800
7.625%, 03/29/41	USD	328	378,020
			625,820

Iraq | 0.7%

Republic of Iraq, 5.800%, 01/15/28	USD	1,900	1,672,000

Ivory Coast | 0.9%

Ivory Coast, 5.750%, 12/31/32	USD	2,415	2,264,062

Kenya | 0.1%

Kenya Treasury Bill, 0.000%, 04/28/14	KES	12,000	137,938
Kenya Treasury Bond, 12.000%, 09/18/23	KES	7,750	92,638
			230,576
Mexico | 1.3%

Mexican Bonos:
6.250%, 06/16/16	MXN	3,250	260,496
7.250%, 12/15/16	MXN	1,100	90,670
5.000%, 06/15/17	MXN	3,040	237,101
4.750%, 06/14/18	MXN	15,720	1,194,088
8.500%, 12/13/18	MXN	5,950	520,034
Mexican Udibonos, 4.000%, 06/13/19	MXN	11,010	928,311
			3,230,700

Mozambique | 0.4%

Republic of Mozambique, 6.305%, 09/11/20	USD	1,000	955,000

Nigeria | 0.1%

Republic of Nigeria, 5.125%, 07/12/18 (e)	USD	125	127,688

Paraguay | 0.1%

Republic of Paraguay, 4.625%, 01/25/23	USD	275	272,250

Romania | 0.2%

Romanian Government International Bond, 4.875%, 01/22/24 (e)	USD	500	505,000

Russia | 1.3%

Russia Foreign Bond, 7.500%, 03/31/30	USD	1,079	1,227,220
Russia Government Bonds - OFZ:
6.900%, 08/03/16	RUB	4,349	121,538
7.500%, 02/27/19	RUB	33,310	915,402
7.600%, 04/14/21	RUB	6,373	172,103
7.600%, 07/20/22	RUB	4,852	129,022
7.000%, 01/25/23	RUB	6,600	169,294
8.150%, 02/03/27	RUB	12,308	334,484

Description	Security Currency	Principal Amount (000)	Value
7.050%, 01/19/28	RUB	12,510	$309,294
			3,378,357

Rwanda | 0.2%

Republic of Rwanda, 6.625%, 05/02/23	USD	625	612,500

Senegal | 0.1%

Republic of Senegal, 8.750%, 05/13/21	USD	200	227,250

Serbia | 0.1%

Serbia Treasury Bond, 10.000%, 10/17/16	RSD	15,900	188,922

Slovenia | 1.0%

Republic of Slovenia:
5.500%, 10/26/22	USD	975	1,039,594
5.850%, 05/10/23	USD	300	327,000
5.250%, 02/18/24 (e)	USD	1,025	1,063,765
			2,430,359

South Africa | 0.5%

Republic of South Africa, 8.250%, 09/15/17	ZAR	11,900	1,152,462

Sri Lanka | 0.2%

Republic of Sri Lanka:
6.000%, 01/14/19 (e)	USD	500	523,125
6.250%, 10/04/20	USD	50	52,375
			575,500

Tanzania | 0.1%

United Republic of Tanzania, 6.332%, 03/09/20	USD	325	344,094

Turkey | 0.2%

Turkey Government Bonds:
8.800%, 11/14/18	TRY	300	133,196
3.000%, 02/23/22	TRY	673	305,835
			439,031

Uganda | 0.0%

Uganda Treasury Bill, 0.000%, 08/07/14	UGX	150,000	52,092

United Arab Emirates | 0.3%

Dubai Government International Bond, 5.591%, 06/22/21	USD	650	721,500

Uruguay | 0.3%

Republica Orient Uruguay, 5.000%, 09/14/18	UYU	9,764	451,258
Uruguay Monetary Regulation Bills:
0.000%, 12/18/14	UYU	2,000	79,430
0.000%, 11/26/15	UYU	3,600	127,431
Uruguay Notas Del Tesoro, 9.750%, 06/14/14	UYU	1,070	46,689
			704,808

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Venezuela | 0.0%

Republic of Venezuela, 8.500%, 10/08/14	USD	125	$122,813

Zambia | 0.2%

Zambia Treasury Bills:
0.000%, 10/13/14	ZMW	1,235	183,584
0.000%, 10/27/14	ZMW	700	104,919
0.000%, 11/10/14	ZMW	660	98,367
0.000%, 01/12/15	ZMW	635	90,932
0.000%, 01/26/15	ZMW	700	101,323
			579,125

Total Foreign Government Obligations (Identified cost $39,289,274)			39,645,959

Quasi Government Bonds | 0.9%

Azerbaijan | 0.2%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	600	572,100

Colombia | 0.0%

Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	72,000	38,064

Venezuela | 0.7%

Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	1,250	1,193,750
6.000%, 11/15/26	USD	325	176,312
5.375%, 04/12/27	USD	200	106,000
5.500%, 04/12/37	USD	200	103,500
			1,579,562

Total Quasi Government Bonds (Identified cost $2,201,084)			2,189,726

Description	Shares	Value
Short-Term Investment | 22.5%

State Street Institutional Treasury Money Market Fund (Identified cost $56,572,783)	56,572,783	$56,572,783

Total Investments | 98.8% (Identified cost $253,100,801)		248,906,250

Description	Number of Contracts	Value
Purchased Option | 0.0%

USD vs EUR April 14 1.37 Put, Expires 04/07/14 (Identified cost $25,118)	29,055	$12,409

Description	Security Currency	Principal Amount (000)	Value
Total Investments and Purchased Option | 98.8% (Identified cost $253,125,919) (b), (g)			$248,918,659

Cash and Other Assets in Excess of Liabilities | 1.2%			2,948,282

Net Assets | 100.0%			$251,866,941

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AMD	JPM	10/28/14	74,932,200	$171,000	$173,596	$2,596	$—
BRL	BRC	04/02/14	99,223	42,000	43,730	1,730	—
BRL	BRC	04/02/14	541,955	239,485	238,852	—	633
BRL	BRC	04/02/14	743,251	319,953	327,568	7,615	—
BRL	HSB	04/02/14	1,053,933	465,930	464,493	—	1,437
BRL	JPM	04/02/14	2,199,759	969,911	969,484	—	427
BRL	JPM	04/02/14	2,199,759	969,911	969,484	—	427
BRL	SCB	04/02/14	1,933,766	853,760	852,255	—	1,505
BRL	UBS	04/22/14	1,158,605	490,000	507,974	17,974	—
BRL	UBS	04/22/14	1,914,431	809,348	839,356	30,008	—
CAD	UBS	04/11/14	56,286	50,000	50,903	903	—
CLP	CIT	04/28/14	158,188,000	284,000	287,662	3,662	—
CLP	BNP	05/16/14	286,192,000	496,000	519,483	23,483	—
CLP	SCB	04/28/14	17,163,000	29,981	31,210	1,229	—
CLP	UBS	04/21/14	156,711,250	283,000	285,191	2,191	—
CLP	UBS	04/25/14	155,884,800	276,000	283,565	7,565	—
CNH	JPM	04/22/14	2,642,049	430,000	424,930	—	5,070
CNH	SCB	04/22/14	2,719,755	442,604	437,428	—	5,176
CNY	BRC	05/19/14	1,859,302	302,178	298,749	—	3,429
CNY	HSB	04/22/14	274,973	45,000	44,203	—	797
CNY	HSB	04/22/14	4,381,497	714,000	704,349	—	9,651
COP	CIT	04/10/14	872,331,500	425,216	442,148	16,932	—
COP	JPM	04/10/14	336,765,000	165,609	170,692	5,083	—
COP	JPM	04/16/14	336,765,000	164,798	170,627	5,829	—
COP	SCB	04/10/14	336,765,000	165,609	170,692	5,083	—
COP	SCB	04/16/14	336,765,000	165,040	170,627	5,587	—
COP	SCB	04/16/14	586,774,000	287,550	297,298	9,748	—
COP	UBS	04/16/14	1,618,328,800	836,000	819,951	—	16,049
COP	UBS	05/23/14	618,953,250	303,000	312,739	9,739	—
CZK	JPM	04/04/14	8,241,300	403,669	413,593	9,924	—
CZK	JPM	04/22/14	6,084,581	306,288	305,387	—	901
CZK	JPM	05/05/14	9,217,236	462,565	462,648	83	—
EUR	BRC	04/11/14	215,623	299,000	297,047	—	1,953
EUR	BRC	04/11/14	291,038	405,000	400,941	—	4,059
EUR	BRC	04/11/14	291,038	405,000	400,941	—	4,059
EUR	CIT	04/07/14	120,000	166,902	165,316	—	1,586
EUR	CIT	04/07/14	127,000	174,377	174,959	582	—
EUR	CIT	04/07/14	201,428	280,127	277,495	—	2,632
EUR	CIT	06/23/14	437,625	609,334	602,822	—	6,512
EUR	HSB	04/07/14	110,759	154,199	152,586	—	1,613
EUR	JPM	04/04/14	300,339	413,777	413,760	—	17
EUR	JPM	05/06/14	383,393	517,883	528,143	10,260	—
EUR	JPM	05/06/14	384,135	532,354	529,166	—	3,188
EUR	JPM	05/06/14	391,346	532,707	539,100	6,393	—
EUR	JPM	05/06/14	428,329	584,074	590,045	5,971	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
EUR	JPM	05/06/14	433,978	$585,904	$597,826	$11,922	$—
GHS	CIT	04/04/14	853,500	320,023	316,777	—	3,246
GHS	CIT	04/15/14	911,000	340,561	336,007	—	4,554
HUF	BNP	04/15/14	72,275,990	330,865	323,778	—	7,087
HUF	JPM	04/10/14	16,452,393	72,967	73,723	756	—
HUF	JPM	04/10/14	162,497,640	711,029	728,152	17,123	—
HUF	JPM	04/11/14	3,496,826	15,473	15,668	195	—
HUF	BNP	04/15/14	98,056,350	433,340	439,267	5,927	—
IDR	BRC	04/01/14	1,896,960,000	162,690	166,986	4,296	—
IDR	JPM	04/01/14	1,264,120,000	108,369	111,279	2,910	—
IDR	JPM	04/01/14	1,865,730,000	163,003	164,237	1,234	—
IDR	JPM	04/28/14	5,832,360,000	510,000	511,073	1,073	—
IDR	SCB	04/17/14	2,989,824,000	261,600	262,496	896	—
INR	BRC	04/04/14	19,484,250	313,000	326,164	13,164	—
INR	BRC	04/21/14	28,464,800	463,332	474,450	11,118	—
INR	BRC	04/21/14	30,415,260	482,399	506,961	24,562	—
INR	BRC	04/24/14	16,394,475	266,274	273,056	6,782	—
INR	HSB	04/21/14	12,316,000	200,619	205,283	4,664	—
INR	JPM	04/07/14	20,215,000	325,000	338,139	13,139	—
INR	JPM	04/21/14	28,460,250	463,409	474,375	10,966	—
INR	JPM	04/24/14	7,286,210	118,273	121,354	3,081	—
INR	JPM	04/24/14	20,215,000	328,646	336,688	8,042	—
INR	SCB	04/10/14	38,867,730	627,000	649,651	22,651	—
INR	SCB	04/21/14	8,626,800	140,000	143,791	3,791	—
INR	SCB	04/21/14	12,316,000	200,554	205,283	4,729	—
INR	SCB	04/24/14	15,499,812	251,784	258,155	6,371	—
INR	SCB	05/05/14	19,918,800	330,000	330,836	836	—
JPY	SCB	04/11/14	11,268,000	109,203	109,176	—	27
KRW	BRC	04/21/14	207,714,000	193,767	194,952	1,185	—
KRW	BRC	04/21/14	214,440,000	200,000	201,265	1,265	—
KRW	BRC	04/24/14	759,991,350	709,377	713,189	3,812	—
KRW	JPM	04/01/14	450,688,140	420,050	423,400	3,350	—
KRW	JPM	04/21/14	108,300,000	100,000	101,646	1,646	—
KRW	JPM	04/21/14	207,714,000	193,606	194,952	1,346	—
KRW	JPM	04/21/14	214,400,000	200,000	201,227	1,227	—
KRW	SCB	04/24/14	687,895,500	635,000	645,533	10,533	—
KRW	UBS	04/21/14	300,216,000	280,000	281,770	1,770	—
KZT	BRC	06/16/14	70,929,850	379,000	380,736	1,736	—
KZT	CIT	09/12/14	51,761,000	271,000	272,533	1,533	—
KZT	CIT	11/14/14	37,436,000	196,000	194,487	—	1,513
KZT	CIT	02/13/15	22,310,000	115,000	113,782	—	1,218
KZT	HSB	06/16/14	3,817,500	24,062	20,491	—	3,571
KZT	HSB	06/16/14	25,909,600	139,000	139,077	77	—
KZT	HSB	06/16/14	30,571,200	192,538	164,099	—	28,439
KZT	HSB	09/11/14	51,761,000	271,000	272,591	1,591	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
MXN	BRC	04/11/14	1,347,153	$101,333	$103,115	$1,782	$—
MXN	BRC	04/11/14	3,663,582	280,000	280,421	421	—
MXN	BRC	04/21/14	2,519,647	189,671	192,712	3,041	—
MXN	BRC	04/21/14	4,118,133	310,000	314,971	4,971	—
MXN	CIT	04/30/14	24,050,400	1,822,000	1,838,191	16,191	—
MXN	HSB	04/21/14	10,546,437	792,906	806,632	13,726	—
MYR	BRC	04/10/14	986,166	301,000	301,823	823	—
MYR	BRC	05/21/14	1,984,262	603,247	605,556	2,309	—
MYR	JPM	04/21/14	1,889,017	567,000	577,693	10,693	—
NGN	BRC	04/22/14	34,360,800	206,000	206,889	889	—
NGN	BRC	06/18/14	11,683,750	65,000	68,882	3,882	—
NGN	CIT	04/04/14	15,408,800	93,262	93,300	38	—
NGN	CIT	04/11/14	15,408,800	92,936	93,096	160	—
NGN	CIT	04/29/14	37,150,400	224,000	223,199	—	801
NGN	JPM	06/17/14	12,420,000	69,000	73,253	4,253	—
NGN	JPM	06/17/14	12,772,500	75,000	75,332	332	—
PEN	BRC	04/22/14	1,299,960	460,000	461,137	1,137	—
PEN	CIT	04/10/14	455,706	162,000	161,920	—	80
PEN	CIT	05/14/14	1,093,772	386,560	386,888	328	—
PEN	JPM	04/28/14	1,712,044	607,000	606,816	—	184
PHP	BRC	04/10/14	5,802,388	130,655	129,360	—	1,295
PHP	HSB	04/14/14	37,747,710	838,000	841,478	3,478	—
PHP	JPM	05/13/14	13,497,135	303,000	300,676	—	2,324
PHP	SCB	04/10/14	5,802,388	130,655	129,360	—	1,295
PHP	SCB	04/21/14	5,895,500	130,000	131,402	1,402	—
PLN	BNP	04/14/14	1,151,310	374,000	380,456	6,456	—
PLN	BRC	04/11/14	532,143	174,456	175,883	1,427	—
PLN	BRC	04/11/14	532,143	174,345	175,883	1,538	—
PLN	BRC	04/14/14	2,060,887	676,000	681,029	5,029	—
PLN	CIT	04/11/14	532,143	174,596	175,883	1,287	—
PLN	JPM	04/11/14	532,143	174,393	175,883	1,490	—
PLN	JPM	04/28/14	2,067,482	679,199	682,594	3,395	—
PLN	UBS	04/11/14	532,143	174,367	175,883	1,516	—
RON	JPM	04/07/14	108,782	33,560	33,580	20	—
RON	JPM	04/07/14	606,685	184,903	187,281	2,378	—
RON	JPM	04/07/14	2,922,143	889,000	902,051	13,051	—
RSD	CIT	04/07/14	23,410,000	276,828	278,959	2,131	—
RSD	CIT	04/07/14	93,480,000	1,113,985	1,113,930	—	55
RSD	CIT	04/11/14	6,978,000	83,649	83,078	—	571
RSD	CIT	04/11/14	23,410,000	280,729	278,714	—	2,015
RSD	CIT	04/22/14	2,335,600	27,998	27,740	—	258
RSD	CIT	04/22/14	15,939,950	190,282	189,320	—	962
RSD	CIT	04/22/14	26,246,250	314,628	311,729	—	2,899
RSD	CIT	04/28/14	9,898,250	118,259	117,408	—	851
RSD	HSB	04/07/14	12,842,500	151,865	153,034	1,169	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
RSD	HSB	04/11/14	12,842,500	$154,005	$152,900	$—	$1,105
RSD	HSB	04/22/14	26,178,750	312,881	310,927	—	1,954
RSD	HSB	04/28/14	12,213,600	145,921	144,871	—	1,050
RUB	BRC	04/07/14	3,159,623	86,601	89,987	3,386	—
RUB	JPM	04/07/14	3,159,840	86,039	89,993	3,954	—
SGD	HSB	04/14/14	746,007	588,809	593,061	4,252	—
THB	BNP	04/10/14	823,250	25,440	25,369	—	71
THB	SCB	04/24/14	15,082,020	468,342	464,469	—	3,873
TRY	CIT	05/12/14	1,374,818	609,000	634,700	25,700	—
TRY	JPM	04/21/14	135,051	65,000	62,735	—	2,265
TRY	JPM	04/21/14	504,329	230,000	234,275	4,275	—
TWD	HSB	04/14/14	10,779,615	357,000	354,109	—	2,891
TWD	SCB	06/18/14	12,388,610	409,000	407,751	—	1,249
UGX	CIT	04/11/14	405,031,000	159,870	158,622	—	1,248
UGX	CIT	05/02/14	273,533,000	106,000	106,497	497	—
UGX	CIT	05/02/14	274,990,000	107,000	107,065	65	—
UGX	CIT	05/02/14	470,493,000	183,000	183,182	182	—
UGX	CIT	05/02/14	478,159,000	187,000	186,166	—	834
UGX	CIT	05/20/14	90,020,000	35,000	34,887	—	113
UYU	CIT	04/11/14	883,200	38,925	39,022	97	—
UYU	CIT	06/11/14	1,508,760	66,000	65,416	—	584
UYU	HSB	04/11/14	875,600	38,556	38,687	131	—
UYU	HSB	04/30/14	8,032,000	348,611	352,900	4,289	—
UYU	JPM	04/07/14	1,536,530	67,920	67,968	48	—
UYU	JPM	04/11/14	663,600	29,389	29,320	—	69
UYU	JPM	04/14/14	2,070,000	92,113	91,378	—	735
UYU	JPM	04/24/14	6,639,129	289,161	292,215	3,054	—
UYU	JPM	06/11/14	1,508,100	66,000	65,388	—	612
ZAR	CIT	04/24/14	7,502,803	683,367	710,253	26,886	—
ZAR	JPM	04/11/14	350,853	32,198	33,280	1,082	—
ZMW	CIT	04/11/14	1,343,288	220,500	217,588	—	2,912
ZMW	JPM	04/08/14	200,000	33,761	32,438	—	1,323
ZMW	SCB	04/08/14	690,000	107,176	111,910	4,734	—
ZMW	SCB	04/09/14	690,000	107,126	111,862	4,736	—
Total Forward Currency Purchase Contracts				$52,342,834	$52,785,160	$599,580	$157,254
Forward Currency Sale Contracts
AUD	UBS	04/22/14	862,098	$780,000	$798,411	$—	$18,411
BRL	BRC	04/02/14	197,000	85,134	86,822	—	1,688
BRL	BRC	04/02/14	344,955	146,013	152,030	—	6,017
BRL	BRC	05/05/14	541,955	237,590	236,810	780	—
BRL	BRC	05/05/14	589,970	252,000	257,790	—	5,790
BRL	HSB	04/02/14	1,053,933	446,118	464,492	—	18,374
BRL	HSB	05/05/14	1,053,933	462,231	460,521	1,710	—
BRL	JPM	04/02/14	265,993	117,363	117,229	134	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sales Contracts (continued)
BRL	JPM	04/02/14	1,933,766	$818,647	$852,255	$—	$33,608
BRL	JPM	05/05/14	2,199,759	962,211	961,196	1,015	—
BRL	JPM	05/05/14	2,199,759	962,211	961,196	1,015	—
BRL	SCB	04/02/14	1,933,766	818,525	852,254	—	33,729
BRL	SCB	05/05/14	311,156	136,143	135,961	182	—
BRL	SCB	05/05/14	1,933,766	847,010	844,969	2,041	—
BRL	UBS	04/02/14	842,474	356,000	371,298	—	15,298
CAD	UBS	04/21/14	420,926	380,000	380,580	—	580
CAD	UBS	04/21/14	869,308	784,786	785,983	—	1,197
CLP	BRC	04/25/14	82,500,000	143,403	150,073	—	6,670
CLP	HSB	04/21/14	186,158,700	324,981	338,781	—	13,800
CLP	HSB	04/25/14	172,028,128	300,171	312,931	—	12,760
CLP	JPM	04/21/14	72,824,960	127,094	132,530	—	5,436
CLP	SCB	04/25/14	17,163,000	29,985	31,221	—	1,236
CLP	SCB	04/25/14	82,500,000	143,891	150,073	—	6,182
CLP	SCB	04/28/14	17,163,000	30,000	31,211	—	1,211
CNH	JPM	04/22/14	2,642,049	425,177	424,930	247	—
CNH	SCB	04/22/14	2,719,755	437,689	437,427	262	—
COP	BRC	04/16/14	240,480,000	120,000	121,843	—	1,843
COP	HSB	04/16/14	500,750,000	250,000	253,713	—	3,713
COP	JPM	04/10/14	336,765,000	164,838	170,692	—	5,854
COP	SCB	04/10/14	336,765,000	165,097	170,692	—	5,595
COP	SCB	04/16/14	503,250,000	250,000	254,979	—	4,979
CZK	JPM	04/04/14	8,241,300	413,777	413,593	184	—
EUR	BNP	04/15/14	240,639	330,865	331,507	—	642
EUR	BNP	04/24/14	958,687	1,300,497	1,320,671	—	20,174
EUR	BRC	04/11/14	12,825	17,894	17,668	226	—
EUR	CIT	04/07/14	200,480	276,828	276,187	641	—
EUR	CIT	04/07/14	800,000	1,113,984	1,102,107	11,877	—
EUR	CIT	04/11/14	59,815	83,649	82,402	1,247	—
EUR	CIT	04/11/14	201,290	280,729	277,301	3,428	—
EUR	CIT	04/22/14	20,000	27,998	27,552	446	—
EUR	CIT	04/22/14	137,000	190,282	188,729	1,553	—
EUR	CIT	04/22/14	224,750	314,628	309,613	5,015	—
EUR	CIT	04/28/14	85,000	118,259	117,094	1,165	—
EUR	HSB	04/07/14	109,934	151,865	151,449	416	—
EUR	HSB	04/11/14	110,606	154,005	152,374	1,631	—
EUR	HSB	04/22/14	224,137	312,881	308,769	4,112	—
EUR	HSB	04/22/14	1,305,425	1,818,353	1,798,340	20,013	—
EUR	HSB	04/28/14	105,000	145,921	144,645	1,276	—
EUR	JPM	04/04/14	300,000	403,670	413,293	—	9,623
EUR	JPM	04/07/14	24,158	33,561	33,281	280	—
EUR	JPM	04/07/14	134,000	184,903	184,603	300	—
EUR	JPM	04/10/14	53,000	72,967	73,014	—	47
EUR	JPM	04/10/14	524,000	711,029	721,876	—	10,847

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sales Contracts (continued)
EUR	JPM	04/22/14	222,284	$306,288	$306,216	$72	$—
EUR	JPM	04/28/14	492,000	679,199	677,765	1,434	—
EUR	JPM	05/05/14	336,000	462,565	462,858	—	293
EUR	JPM	05/06/14	2,125	2,932	2,927	5	—
EUR	JPM	05/06/14	625,000	858,437	860,970	—	2,533
EUR	BNP	04/15/14	315,000	433,340	433,947	—	607
EUR	SCB	04/11/14	471,517	657,745	649,572	8,173	—
EUR	UBS	06/23/14	328,049	451,651	451,882	—	231
HUF	BRC	04/11/14	3,716,532	16,435	16,652	—	217
HUF	BRC	04/11/14	75,071,700	330,000	336,377	—	6,377
IDR	BRC	04/01/14	1,896,960,000	165,731	166,986	—	1,255
IDR	JPM	04/01/14	928,000,000	80,000	81,690	—	1,690
IDR	JPM	04/01/14	2,201,850,000	189,000	193,825	—	4,825
INR	BRC	04/04/14	19,484,250	312,899	326,163	—	13,264
INR	JPM	04/07/14	20,215,000	329,772	338,139	—	8,367
INR	SCB	04/21/14	1,845,000	30,000	30,752	—	752
JPY	BRC	04/11/14	11,268,422	110,000	109,180	820	—
JPY	CIT	06/16/14	60,893,213	593,000	590,198	2,802	—
JPY	SCB	04/25/14	57,762,367	564,750	559,702	5,048	—
JPY	SCB	04/25/14	65,013,205	635,000	629,961	5,039	—
KRW	JPM	04/01/14	450,688,140	421,677	423,400	—	1,723
MXN	BRC	04/11/14	5,051,511	380,000	386,657	—	6,657
MXN	BRC	04/11/14	5,829,193	440,000	446,183	—	6,183
MYR	CIT	04/21/14	726,921	221,826	222,305	—	479
MYR	SCB	04/21/14	623,067	190,000	190,544	—	544
MYR	SCB	04/21/14	1,453,842	443,420	444,609	—	1,189
MYR	UBS	04/21/14	1,454,060	443,717	444,676	—	959
NGN	BRC	06/18/14	11,683,750	69,775	68,882	893	—
PEN	BRC	04/30/14	808,038	285,930	286,322	—	392
PEN	CIT	04/30/14	333,438	117,989	118,151	—	162
PEN	HSB	04/30/14	807,870	285,366	286,263	—	897
PEN	JPM	04/30/14	333,438	118,064	118,151	—	87
PEN	SCB	04/30/14	1,424,808	504,893	504,870	23	—
PHP	BRC	04/21/14	23,020,500	515,000	513,091	1,909	—
PHP	SCB	04/21/14	23,467,500	525,000	523,054	1,946	—
RON	JPM	04/11/14	1,172,655	360,839	361,922	—	1,083
RSD	CIT	04/07/14	13,987,200	166,902	166,675	227	—
RSD	CIT	04/07/14	14,865,350	174,377	177,139	—	2,762
RSD	CIT	04/07/14	23,410,000	280,126	278,959	1,167	—
RSD	HSB	04/07/14	12,842,500	154,198	153,034	1,164	—
RUB	BRC	04/07/14	3,159,623	87,000	89,987	—	2,987
RUB	BRC	04/11/14	3,159,623	86,487	89,896	—	3,409
RUB	BRC	04/11/14	8,342,685	228,441	237,361	—	8,920
RUB	BRC	04/11/14	52,383,564	1,426,801	1,490,388	—	63,587
RUB	CIT	04/30/14	5,719,680	160,000	161,954	—	1,954

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sales Contracts (concluded)
RUB	JPM	04/07/14	3,159,840	$87,000	$89,993	$—	$2,993
RUB	JPM	04/11/14	3,159,840	85,928	89,902	—	3,974
RUB	JPM	04/11/14	3,191,084	87,218	90,791	—	3,573
RUB	JPM	04/11/14	4,785,511	130,000	136,155	—	6,155
SGD	HSB	04/14/14	746,007	583,867	593,061	—	9,194
THB	HSB	04/21/14	29,627,750	913,788	912,543	1,245	—
THB	JPM	04/11/14	4,905,000	151,869	151,142	727	—
THB	JPM	04/11/14	10,660,000	328,921	328,476	445	—
THB	JPM	04/21/14	6,195,900	191,143	190,836	307	—
THB	SCB	04/11/14	10,660,000	328,809	328,476	333	—
TRY	BRC	04/11/14	273,298	120,560	127,340	—	6,780
TRY	CIT	05/12/14	287,931	127,504	132,927	—	5,423
TRY	JPM	04/21/14	403,860	193,912	187,605	6,307	—
TRY	JPM	04/21/14	958,142	432,628	445,084	—	12,456
ZAR	CIT	04/24/14	4,284,599	392,000	405,602	—	13,602
ZAR	JPM	04/24/14	3,697,978	342,000	350,069	—	8,069
ZAR	JPM	04/24/14	3,707,470	343,000	350,968	—	7,968
Total Forward Currency Sale Contracts				$40,099,572	$40,468,166	101,282	469,876
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$700,862	$627,130

Written Option open at March 31, 2014:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
CLP vs USD April 14 555.00 Put	3,220	555.00	04/24/14	$3,027	$(4,347)

Credit Default Swap Agreements open at March 31, 2014:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
ITRAXX	JPM	1,750,000	06/20/19	1.00%	$(180,912)	$(172,412)	$—	$8,500
Markit CDS EM21 Series 9PA	JPM	450,000	06/20/19	5.00%	42,508	37,935	4,573	—
Markit CDS EM21 Series 9PA	JPM	1,310,000	06/20/19	5.00%	123,746	112,660	11,086	—
People’s Republic of China	BRC	390,000	06/20/19	(1.00%)	(1,723)	(387)	—	1,336
People’s Republic of China	JPM	4,500,000	06/20/19	(1.00%)	(19,886)	(2,512)	—	17,374
Republic of Turkey	JPM	1,327,000	06/20/19	(1.00%)	73,024	89,631	—	16,607
Total Credit Default Swap Agreements					$36,757	$64,915	$15,659	$43,817

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Interest Rate Swap Agreements open at March 31, 2014:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	900,000	01/04/16	12.17%	Brazil Cetip Interbank Deposit Rate	$505	$—
BRL	BRC	368,000	01/04/16	12.22%	Brazil Cetip Interbank Deposit Rate	653	—
HUF	BRC	75,000,000	03/24/19	2.85%	Budapest LIBOR 6 Month	—	5,985
ZAR	BRC	7,370,000	01/10/17	6.60%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	11,054
ZAR	BRC	6,000,000	09/17/18	7.12%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	12,204
ZAR	BRC	4,500,000	09/19/18	6.79%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	14,487
Total unrealized appreciation/depreciation on Interest Rate Swap Agreements						1,158	43,730
Gross unrealized appreciation/depreciation on Swap Agreements						$16,817	$87,547

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 12.9%

Barbados | 0.5%

Bancolombia SA, 6.125%, 07/26/20	USD	925	$979,298
Columbus International, Inc., 7.375%, 03/30/21 (e)	USD	400	411,500
			1,390,798

Brazil | 0.6%

Arcos Dorados Holdings, Inc., 10.250%, 07/13/16	BRL	600	242,618
Odebrecht Offshore Drilling Finance, Ltd., 6.625%, 10/01/23 (e)	USD	400	414,000
Schahin II Finance Co. SPV, Ltd., 5.875%, 09/25/23	USD	1,068	1,029,253
			1,685,871

Chile | 0.5%

VTR Finance BV,
6.875%, 01/15/24	USD	400	416,000
6.875%, 01/15/24 (e)	USD	950	988,000
			1,404,000

China | 0.9%

BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21 (e)	USD	700	710,500
COSCO Pacific Finance 2013 Co. Ltd., 4.375%, 01/31/23	USD	325	284,375
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	620	578,460
Golden Eagle Retail Group, Ltd., 4.625%, 05/21/23	USD	325	286,543
MIE Holdings Corp., 9.750%, 05/12/16	USD	725	763,062
			2,622,940

Colombia | 0.7%

Millicom International Cellular SA, 4.750%, 05/22/20	USD	475	464,312
Pacific Rubiales Energy Corp.:
7.250%, 12/12/21	USD	400	439,000
5.125%, 03/28/23	USD	275	267,438
5.125%, 03/28/23 (e)	USD	825	802,312
			1,973,062

Georgia | 0.5%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	1,275	1,359,405

Guatemala | 1.2%

Cementos Progreso Trust: 7.125%, 11/06/23	USD	550	574,750

Description	Security Currency	Principal Amount (000)	Value
7.125%, 11/06/23 (e)	USD	375	$391,875
Comcel Trust, 6.875%, 02/06/24 (e)	USD	1,075	1,124,719
Industrial Senior Trust:
5.500%, 11/01/22	USD	425	405,344
5.500%, 11/01/22 (e)	USD	775	739,156
			3,235,844

India | 0.5%

Vedanta Resources PLC:
9.500%, 07/18/18	USD	750	847,500
8.250%, 06/07/21	USD	300	318,000
7.125%, 05/31/23	USD	200	199,500
			1,365,000

Indonesia | 1.0%

PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	275	277,750
PT Gajah Tunggal Tbk:
7.750%, 02/06/18	USD	725	738,594
7.750%, 02/06/18 (e)	USD	775	789,531
PT Pertamina (Persero) Tbk:
5.250%, 05/23/21	USD	1,025	1,027,562
6.500%, 05/27/41	USD	50	47,188
			2,880,625

Kazakhstan | 0.3%

Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19 (e)	USD	375	382,500
Zhaikmunai LP, 7.125%, 11/13/19	USD	500	518,750
			901,250

Macau | 0.1%

MCE Finance, Ltd., 5.000%, 02/15/21	USD	325	325,000

Mexico | 1.2%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	17,350	1,237,760
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	418	420,088
Credito Real SAB de CV, 7.500%, 03/13/19 (e)	USD	1,375	1,426,562
Grupo Televisa SAB, 7.250%, 05/14/43	MXN	5,400	333,323
			3,417,733

Nigeria | 1.1%

Afren PLC, 6.625%, 12/09/20 (e)	USD	600	612,000
FBN Finance Co. BV:

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

8.250%, 08/07/20	USD	600	$621,000
8.250%, 08/07/20 (e)	USD	725	750,375
GTB Finance BV, 6.000%, 11/08/18 (e)	USD	1,063	1,049,712
			3,033,087

Paraguay | 0.2%

Banco Regional SAECA, 8.125%, 01/24/19 (e)	USD	400	428,000
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	125	131,719
			559,719

Peru | 0.5%

Banco de Credito del Peru:
6.875%, 09/16/26	USD	140	151,025
6.125%, 04/24/27	USD	1,190	1,234,625
			1,385,650

Russia | 1.2%

Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	250	216,250
ALROSA Finance SA, 7.750%, 11/03/20	USD	925	975,875
EDC Finance, Ltd., 4.875%, 04/17/20	USD	550	497,750
Gazprom Neft OAO, 4.375%, 09/19/22	USD	300	266,250
Metalloinvest Finance, Ltd.:
5.625%, 04/17/20	USD	725	681,500
5.625%, 04/17/20 (e)	USD	625	587,500
Sberbank of Russia, 5.250%, 05/23/23	USD	200	185,500
			3,410,625

Singapore | 0.7%

Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (e)	USD	950	954,750
Pacnet, Ltd., 9.000%, 12/12/18 (e)	USD	425	453,687
Puma International Financing SA, 6.750%, 02/01/21	USD	400	405,000
Theta Capital Pte, Ltd., 6.125%, 11/14/20	USD	275	267,094
			2,080,531

South Africa | 0.8%

Transnet SOC, Ltd., 9.500%, 05/13/21 (e)	ZAR	24,000	2,219,886

Trinidad and Tobago | 0.2%

Petroleum Co. of Trinidad and Tobago Ltd., 6.000%, 05/08/22	USD	567	607,042

Description	Security Currency	Principal Amount (000)	Value
Turkey | 0.2%

Turkiye Is Bankasi AS, 6.000%, 10/24/22	USD	700	$655,200

Total Corporate Bonds (Identified cost $36,795,047)			36,513,268

Foreign Government Obligations | 79.1%

Angola | 2.0%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	5,115	5,594,531

Bahrain | 1.0%

Kingdom of Bahrain:
6.125%, 08/01/23	USD	1,050	1,141,875
6.125%, 08/01/23 (e)	USD	1,525	1,658,437
			2,800,312

Belarus | 0.7%

Republic of Belarus:
8.750%, 08/03/15	USD	675	683,438
8.950%, 01/26/18	USD	1,375	1,409,375
			2,092,813

Belize | 0.6%

Republic of Belize, 5.000%, 02/20/38 (f)	USD	2,260	1,573,525

Bolivia | 0.5%

Bolivia Government Bond, 4.875%, 10/29/22	USD	1,425	1,410,750

Brazil | 8.9%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	6,420	2,608,246
0.000%, 01/01/16	BRL	10,455	3,767,058
0.000%, 01/01/17	BRL	23,550	7,504,043
Brazil Minas SPE:
5.333%, 02/15/28	USD	175	169,312
5.333%, 02/15/28 (e)	USD	1,000	967,500
Brazil NTN-B:
6.000%, 08/15/20	BRL	145	152,108
6.000%, 08/15/50	BRL	1,498	1,443,446
Brazil NTN-F:
10.000%, 01/01/17	BRL	800	333,752
10.000%, 01/01/23	BRL	18,515	7,068,009
10.000%, 01/01/25	BRL	3,410	1,269,212
			25,282,686

Chile | 0.1%

Republic of Chile, 6.000%, 01/01/18	CLP	205,000	385,943

Colombia | 0.7%

Colombian Titulos De Tesoreria, 7.000%, 05/04/22	COP	1,636,100	861,343
Republic of Colombia, 12.000%, 10/22/15	COP	2,230,000	1,257,523
			2,118,866

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

Congo | 0.7%

Republic of Congo, 3.500%, 06/30/29 (f)	USD	2,128	$1,917,758

Croatia | 0.3%

Croatia, 6.625%, 07/14/20	USD	900	984,600

Dominican Republic | 0.3%

Dominican Republic, 5.875%, 04/18/24	USD	748	742,390

Ecuador | 0.7%

Republic of Ecuador, 9.375%, 12/15/15	USD	1,825	1,930,850

Egypt | 0.3%

Arab Republic of Egypt, 5.750%, 04/29/20	USD	755	773,875

El Salvador | 0.6%

Republic of El Salvador:
7.375%, 12/01/19	USD	650	692,250
5.875%, 01/30/25 (e)	USD	1,035	972,900
			1,665,150

Gabon | 0.7%

Gabonese Republic:
8.200%, 12/12/17	USD	775	883,500
6.375%, 12/12/24 (e)	USD	1,100	1,163,250
			2,046,750

Georgia | 0.6%

Republic of Georgia, 6.875%, 04/12/21	USD	1,575	1,712,025

Guatemala | 0.2%

Republic of Guatemala, 5.750%, 06/06/22	USD	500	542,500

Honduras | 0.2%

Honduras Government Bond, 7.500%, 03/15/24	USD	575	572,125

Hungary | 4.7%

Hungary:
6.250%, 01/29/20	USD	1,322	1,442,633
6.375%, 03/29/21	USD	755	825,781
5.375%, 02/21/23	USD	2,362	2,394,832
7.625%, 03/29/41	USD	130	149,825
Hungary Government Bonds:
7.750%, 08/24/15	HUF	249,600	1,185,760
6.750%, 02/24/17	HUF	764,000	3,669,562
6.750%, 11/24/17	HUF	89,120	430,609
4.000%, 03/25/19	USD	1,136	1,130,770
7.500%, 11/12/20	HUF	224,800	1,142,721
7.000%, 06/24/22	HUF	80,000	396,692

Description	Security Currency	Principal Amount (000)	Value
6.750%, 10/22/28	HUF	112,000	$536,741
			13,305,926

Indonesia | 7.0%

Indonesia Government Bonds:
7.875%, 04/15/19	IDR	42,331,000	3,757,994
7.000%, 05/15/22	IDR	33,390,000	2,762,905
8.375%, 03/15/24	IDR	4,817,000	435,693
7.000%, 05/15/27	IDR	13,980,000	1,082,958
6.125%, 05/15/28	IDR	52,930,000	3,751,227
Republic of Indonesia:
5.375%, 10/17/23	USD	900	933,750
5.875%, 01/15/24 (e)	USD	4,600	4,939,250
8.500%, 10/12/35	USD	1,375	1,753,125
5.250%, 01/17/42	USD	500	453,125
			19,870,027

Iraq | 2.0%

Republic of Iraq, 5.800%, 01/15/28	USD	6,469	5,692,720

Ivory Coast | 3.3%

Ivory Coast, 5.750%, 12/31/32	USD	9,950	9,328,125

Kenya | 0.3%

Kenya Treasury Bond, 12.000%, 09/18/23	KES	72,000	860,638

Latvia | 0.5%

Republic of Latvia, 5.250%, 06/16/21	USD	1,390	1,515,378

Lithuania | 0.7%

Republic of Lithuania:
6.125%, 03/09/21	USD	1,325	1,514,078
6.625%, 02/01/22	USD	400	472,300
			1,986,378

Malaysia | 3.2%

Bank Negara Monetary Notes:
0.000%, 06/03/14	MYR	1,500	457,005
0.000%, 06/17/14	MYR	200	60,865
Malaysia Government Bonds:
3.197%, 10/15/15	MYR	2,000	613,209
3.260%, 03/01/18	MYR	10,000	3,017,893
3.580%, 09/28/18	MYR	9,000	2,742,008
4.378%, 11/29/19	MYR	2,110	663,184
4.160%, 07/15/21	MYR	1,365	421,688
3.418%, 08/15/22	MYR	1,470	430,343
4.392%, 04/15/26	MYR	2,325	712,596
			9,118,791

Mexico | 6.5%

Mexican Bonos:

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

9.500%, 12/18/14	MXN	65,000	$5,181,793
6.000%, 06/18/15	MXN	20	1,572
7.750%, 05/29/31	MXN	31,430	2,626,321
10.000%, 11/20/36	MXN	25,410	2,579,706
8.500%, 11/18/38	MXN	15,950	1,417,624
7.750%, 11/13/42	MXN	8,796	720,897
Mexican Udibonos:
5.000%, 06/16/16	MXN	39,103	3,242,124
4.000%, 06/13/19	MXN	18,831	1,587,672
2.500%, 12/10/20	MXN	13,274	1,038,151
			18,395,860

Mozambique | 0.8%

Republic of Mozambique, 6.305%, 09/11/20	USD	2,387	2,279,585

Namibia | 0.3%

Republic of Namibia, 5.500%, 11/03/21	USD	784	821,240

Nigeria | 1.2%

Nigeria Government Bonds:
15.100%, 04/27/17	NGN	36,000	223,979
16.000%, 06/29/19	NGN	142,000	923,819
16.390%, 01/27/22	NGN	122,647	827,674
Nigeria Treasury Bills:
0.000%, 04/10/14	NGN	35,781	216,216
0.000%, 04/24/14	NGN	34,877	209,789
0.000%, 05/08/14	NGN	35,670	213,502
0.000%, 06/05/14	NGN	5,000	29,630
0.000%, 11/20/14	NGN	26,000	145,277
Republic of Nigeria, 6.375%, 07/12/23 (e)	USD	725	749,469
			3,539,355

Panama | 0.4%

Republic of Panama:
8.875%, 09/30/27	USD	525	725,813
9.375%, 04/01/29	USD	275	389,950
			1,115,763

Paraguay | 0.4%

Republic of Paraguay, 4.625%, 01/25/23	USD	1,105	1,093,950

Peru | 0.5%

Republic of Peru, 7.840%, 08/12/20	PEN	3,420	1,350,300

Philippines | 0.1%

Republic of Philippines, 6.250%, 01/14/36	PHP	11,000	248,969

Poland | 3.2%

Poland Government Bonds:
5.250%, 10/25/17	PLN	760	267,148
5.500%, 10/25/19	PLN	18,473	6,633,981

Description	Security Currency	Principal Amount (000)	Value
2.750%, 08/25/23	PLN	6,598	$2,268,073
			9,169,202

Romania | 2.8%

Romania Government Bonds:
5.800%, 10/26/15	RON	7,300	2,333,773
6.750%, 06/11/17	RON	2,580	852,304
5.900%, 07/26/17	RON	3,560	1,151,173
5.750%, 04/29/20	RON	1,230	394,144
6.750%, 02/07/22	USD	2,000	2,330,000
4.375%, 08/22/23	USD	1,025	1,005,781
			8,067,175

Russia | 5.1%

Russia Foreign Bonds:
7.850%, 03/10/18	RUB	100,000	2,808,013
7.500%, 03/31/30	USD	4,401	5,006,280
Russia Government Bonds - OFZ:
6.800%, 12/11/19	RUB	114,871	3,038,222
7.600%, 04/14/21	RUB	9,975	269,375
7.600%, 07/20/22	RUB	46,930	1,247,942
7.000%, 01/25/23	RUB	13,000	333,457
8.150%, 02/03/27	RUB	35,000	951,166
7.050%, 01/19/28	RUB	28,300	699,682
			14,354,137

Rwanda | 0.5%

Republic of Rwanda, 6.625%, 05/02/23	USD	1,450	1,421,000

Senegal | 0.3%

Republic of Senegal, 8.750%, 05/13/21	USD	650	738,563

Serbia | 0.7%

Republic of Serbia:
4.875%, 02/25/20	USD	100	100,000
7.250%, 09/28/21	USD	550	616,055
Serbia Treasury Bond, 10.000%, 10/17/16	RSD	115,000	1,366,418
			2,082,473

Slovenia | 2.0%

Republic of Slovenia:
5.500%, 10/26/22	USD	2,525	2,692,281
5.850%, 05/10/23	USD	1,450	1,580,500
5.250%, 02/18/24	USD	1,250	1,297,275
			5,570,056

South Africa | 3.7%

Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	784,201
Republic of South Africa:
13.500%, 09/15/15	ZAR	11,450	1,186,078
8.250%, 09/15/17	ZAR	5,040	488,101
8.000%, 12/21/18	ZAR	42,550	4,069,329
7.750%, 02/28/23	ZAR	5,000	458,701
10.500%, 12/21/26	ZAR	7,735	851,849

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

7.000%, 02/28/31	ZAR	28,500	$2,287,228
6.500%, 02/28/41	ZAR	4,600	327,549
			10,453,036

Sri Lanka | 1.0%

Republic of Sri Lanka:
6.000%, 01/14/19 (e)	USD	350	366,187
6.250%, 10/04/20	USD	2,344	2,455,340
			2,821,527

Tanzania | 0.3%

United Republic of Tanzania, 6.332%, 03/09/20	USD	825	873,469

Thailand | 2.0%

Thailand Government Bonds:
3.875%, 06/13/19	THB	119,300	3,800,268
1.200%, 07/14/21	THB	53,280	1,564,151
3.580%, 12/17/27	THB	8,700	257,397
			5,621,816

Turkey | 5.7%

Republic of Turkey:
7.000%, 09/26/16	USD	750	822,975
5.625%, 03/30/21	USD	1,975	2,059,925
5.125%, 03/25/22	USD	790	791,580
3.250%, 03/23/23	USD	675	590,288
7.375%, 02/05/25	USD	560	642,320
Turkey Government Bonds:
6.500%, 01/07/15	TRY	2,530	1,143,980
9.000%, 01/27/16	TRY	6,766	3,090,165
9.000%, 03/08/17	TRY	5,025	2,281,529
6.300%, 02/14/18	TRY	2,100	863,673
4.000%, 04/01/20	TRY	2,072	1,002,230
3.000%, 07/21/21	TRY	2,914	1,329,117
3.000%, 02/23/22	TRY	3,482	1,581,902
			16,199,684

Venezuela | 0.5%

Republic of Venezuela:
8.250%, 10/13/24	USD	1,145	795,775
7.650%, 04/21/25	USD	401	268,670
7.000%, 03/31/38	USD	360	219,600
			1,284,045

Vietnam | 0.3%

Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	750	837,188

Total Foreign Government Obligations (Identified cost $229,390,926)			224,163,825

Quasi Government Bonds | 5.7%

Azerbaijan | 0.9%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	2,850	2,717,475

Description	Security Currency	Principal Amount (000)	Value
Colombia | 0.5%

Emgesa SA ESP:
8.750%, 01/25/21	COP	1,000,000	$537,542
8.750%, 01/25/21 (e)	COP	150,000	80,631
Empresas Publicas de Medellin ESP:
8.375%, 02/01/21	COP	1,170,000	618,540
8.375%, 02/01/21 (e)	COP	150,000	79,300
			1,316,013

Kazakhstan | 0.8%

Development Bank of Kazakhstan JSC,
4.125%, 12/10/22	USD	2,200	1,985,500
4.125%, 12/10/22 (e)	USD	200	180,500
			2,166,000

Mexico | 0.7%

Petroleos Mexicanos:
6.000%, 03/05/20	USD	1,665	1,875,206
5.500%, 01/21/21	USD	177	193,373
			2,068,579

Russia | 0.4%

Russian Agricultural Bank OJSC:
8.700%, 03/17/16	RUB	15,000	410,637
8.625%, 02/17/17	RUB	14,000	376,873
5.298%, 12/27/17	USD	475	470,250
			1,257,760
Venezuela | 2.4%

Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	2,433	2,323,545
5.250%, 04/12/17	USD	3,070	2,294,825
6.000%, 11/15/26	USD	1,802	977,431
5.375%, 04/12/27	USD	940	498,200
5.500%, 04/12/37	USD	1,270	657,225
			6,751,226
Total Quasi Government Bonds (Identified cost $16,852,816)			16,277,053

US Treasury Security | 0.4%

United States | 0.4%

US Treasury Bill, 0.000%, 04/17/14 (Identified cost $999,979)	USD	1,000	999,988

Description	Shares	Value
Short-Term Investment | 4.0%

State Street Institutional Treasury Money Market Fund (Identified cost $11,459,633)	11,459,633	$11,459,633

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

Total Investments | 102.1% (Identified cost $295,498,401) (b), (g)			$289,413,767

Liabilities in Excess of Cash and Other Assets | (2.1)%			(5,890,174)

Net Assets | 100.0%			$283,523,593

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	04/02/14	3,063,138	$1,353,574	$1,349,995	$—	$3,579
BRL	HSB	04/02/14	4,753,493	2,101,456	2,094,973	—	6,483
BRL	JPM	04/02/14	1,333,937	588,155	587,896	—	259
BRL	JPM	04/02/14	1,333,937	588,155	587,896	—	259
BRL	SCB	04/02/14	2,998,245	1,269,099	1,321,395	52,296	—
BRL	SCB	05/05/14	748,645	327,914	327,124	—	790
COP	BRC	04/16/14	1,968,206,070	966,560	997,221	30,661	—
COP	HSB	04/16/14	1,968,206,070	964,759	997,221	32,462	—
COP	HSB	04/16/14	2,856,000,000	1,400,000	1,447,036	47,036	—
COP	SCB	04/16/14	241,109,820	118,156	122,162	4,006	—
EUR	CIT	04/07/14	936,642	1,302,588	1,290,350	—	12,238
EUR	HSB	04/07/14	825,658	1,148,242	1,137,454	—	10,788
EUR	SCB	04/11/14	2,250,288	3,139,051	3,100,048	—	39,003
HUF	BRC	04/11/14	58,414,708	258,324	261,742	3,418	—
HUF	JPM	04/11/14	53,902,519	241,196	241,523	327	—
IDR	BRC	04/01/14	7,539,200,000	646,587	663,662	17,075	—
IDR	JPM	04/01/14	2,519,185,000	220,093	221,759	1,666	—
IDR	JPM	04/01/14	5,020,015,000	430,349	441,903	11,554	—
MXN	SCB	04/11/14	59,380,674	4,465,182	4,545,167	79,985	—
MYR	JPM	04/17/14	1,687,590	513,945	516,240	2,295	—
PHP	JPM	04/10/14	19,000,000	419,287	423,591	4,304	—
PHP	JPM	04/10/14	89,544,400	2,005,025	1,996,327	—	8,698
PLN	BRC	04/11/14	2,008,904	658,172	663,980	5,808	—
PLN	BRC	04/11/14	4,104,479	1,342,452	1,356,605	14,153	—
PLN	CIT	04/11/14	2,008,904	659,121	663,979	4,858	—
PLN	JPM	04/11/14	2,008,904	658,355	663,979	5,624	—
PLN	SCB	04/11/14	2,008,904	658,592	663,979	5,387	—
PLN	UBS	04/11/14	2,008,904	658,257	663,979	5,722	—
RSD	CIT	04/07/14	108,856,500	1,287,253	1,297,160	9,907	—
RSD	CIT	04/11/14	55,824,000	669,192	664,628	—	4,564
RSD	CIT	04/11/14	108,856,500	1,305,390	1,296,020	—	9,370
RSD	HSB	04/07/14	95,735,000	1,132,088	1,140,801	8,713	—
RSD	HSB	04/11/14	95,735,000	1,148,040	1,139,799	—	8,241
RUB	BRC	04/07/14	16,197,605	443,952	461,312	17,360	—
RUB	BRC	04/11/14	34,385,250	950,000	978,310	28,310	—
RUB	BRC	04/11/14	75,222,779	2,048,886	2,140,197	91,311	—
RUB	JPM	04/07/14	16,198,720	441,072	461,344	20,272	—
THB	JPM	04/04/14	63,277,500	1,938,649	1,950,429	11,780	—
THB	JPM	04/11/14	30,000,000	925,069	924,416	—	653
THB	JPM	04/11/14	53,584,800	1,660,000	1,651,156	—	8,844
TRY	BRC	04/11/14	1,575,420	700,000	734,048	34,048	—
TRY	BRC	04/11/14	2,959,073	1,305,339	1,378,744	73,405	—
TRY	JPM	04/11/14	1,327,546	594,379	618,553	24,174	—
UYU	CIT	04/11/14	12,144,000	535,214	536,554	1,340	—
UYU	HSB	04/11/14	12,039,500	530,141	531,937	1,796	—

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
UYU	JPM	04/11/14	6,116,650	$270,888	$270,250	$—	$638
ZAR	JPM	04/11/14	2,413,265	223,707	228,907	5,200	—
ZAR	JPM	04/11/14	11,979,745	1,099,372	1,136,323	36,951	—
Total Forward Currency Purchase Contracts				$48,311,277	$48,890,074	$693,204	$114,407
Forward Currency Sale Contracts
BRL	BRC	04/02/14	3,063,138	$1,296,566	$1,349,994	$—	$53,428
BRL	BRC	05/05/14	3,063,138	1,342,863	1,338,454	4,409	—
BRL	HSB	04/02/14	1,438,993	609,110	634,197	—	25,087
BRL	HSB	04/02/14	3,314,500	1,400,000	1,460,776	—	60,776
BRL	HSB	05/05/14	4,753,493	2,084,774	2,077,063	7,711	—
BRL	JPM	04/02/14	1,333,937	564,713	587,896	—	23,183
BRL	JPM	05/05/14	1,333,937	583,487	582,871	616	—
BRL	JPM	05/05/14	1,333,937	583,487	582,871	616	—
BRL	SCB	04/02/14	748,645	330,528	329,945	583	—
BRL	SCB	04/02/14	2,249,600	950,000	991,450	—	41,450
CLP	BRC	04/25/14	395,500,000	700,000	719,442	—	19,442
CLP	SCB	04/25/14	395,500,000	700,000	719,441	—	19,441
COP	BRC	04/16/14	2,645,280,000	1,320,000	1,340,271	—	20,271
COP	SCB	04/16/14	2,024,040,000	1,010,000	1,025,511	—	15,511
CZK	BRC	04/11/14	39,386,200	2,000,000	1,976,688	23,312	—
CZK	JPM	04/11/14	49,373,000	2,500,000	2,477,899	22,101	—
EUR	CIT	04/07/14	932,230	1,287,252	1,284,272	2,980	—
EUR	CIT	04/11/14	478,519	669,192	659,218	9,974	—
EUR	CIT	04/11/14	935,997	1,305,390	1,289,451	15,939	—
EUR	HSB	04/07/14	819,509	1,132,088	1,128,984	3,104	—
EUR	HSB	04/11/14	824,520	1,148,039	1,135,877	12,162	—
HUF	BRC	04/11/14	63,483,560	280,000	284,454	—	4,454
IDR	BRC	04/01/14	2,519,185,000	220,093	221,759	—	1,666
IDR	BRC	04/01/14	5,020,015,000	433,882	441,903	—	8,021
IDR	JPM	04/01/14	7,539,200,000	650,492	663,662	—	13,170
IDR	JPM	04/07/14	12,199,140,000	1,044,000	1,072,924	—	28,924
IDR	JPM	04/07/14	13,202,000,000	1,150,000	1,161,126	—	11,126
MXN	BRC	04/11/14	40,677,957	3,060,000	3,113,607	—	53,607
MXN	BRC	04/11/14	100,018,195	7,523,389	7,655,679	—	132,290
MYR	BRC	04/17/14	4,630,780	1,400,000	1,416,574	—	16,574
PEN	BRC	04/30/14	1,389,671	491,745	492,420	—	675
PEN	CIT	04/30/14	1,389,671	491,745	492,420	—	675
PEN	HSB	04/30/14	1,389,671	490,876	492,419	—	1,543
PEN	JPM	04/30/14	1,389,671	492,058	492,420	—	362
RON	JPM	04/11/14	11,303,300	3,478,153	3,488,589	—	10,436
RSD	CIT	04/07/14	108,856,500	1,302,588	1,297,160	5,428	—
RSD	HSB	04/07/14	95,735,000	1,148,243	1,140,801	7,442	—
RUB	BRC	04/07/14	16,197,605	446,000	461,313	—	15,313
RUB	BRC	04/11/14	16,197,605	443,369	460,845	—	17,476

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
RUB	JPM	04/07/14	16,198,720	$446,000	$461,344	$—	$15,344
RUB	JPM	04/11/14	16,198,720	440,502	460,877	—	20,375
RUB	JPM	04/11/14	51,536,274	1,400,000	1,466,281	—	66,281
THB	JPM	04/04/14	9,692,700	300,000	298,762	1,238	—
THB	JPM	04/04/14	53,584,800	1,660,258	1,651,667	8,591	—
TRY	BRC	04/11/14	631,568	280,000	294,271	—	14,271
Total Forward Currency Sale Contracts				$52,590,882	$53,175,848	126,206	711,172
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$819,410	$825,579

		Principal
	Security	Amount
Description	Currency	(000)	Value
Lazard Explorer Total Return Portfolio

Corporate Bonds | 13.8%

Barbados | 0.6%

Bancolombia SA, 6.125%, 07/26/20	USD	350	$370,545
Columbus International, Inc., 7.375%, 03/30/21 (e)	USD	300	308,625
			679,170

Brazil | 0.4%

Odebrecht Offshore Drilling Finance, Ltd., 6.625%, 10/01/23 (e)	USD	450	465,750

Bulgaria | 0.1%

Bulgarian Energy Holding EAD, 4.250%, 11/07/18	EUR	125	169,838

Chile | 0.5%

VTR Finance BV,
6.875%, 01/15/24	USD	350	364,000
6.875%, 01/15/24 (e)	USD	200	208,000
			572,000

China | 0.7%

BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21 (e)	USD	300	304,500
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	200	186,600
Golden Eagle Retail Group, Ltd., 4.625%, 05/21/23	USD	200	176,334
MIE Holdings Corp., 9.750%, 05/12/16	USD	200	210,500
			877,934

Colombia | 0.7%

Pacific Rubiales Energy Corp.:
7.250%, 12/12/21	USD	325	356,688
5.125%, 03/28/23	USD	550	534,875
			891,563

Georgia | 0.7%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	750	799,650

Guatemala | 1.5%

Cementos Progreso Trust:
7.125%, 11/06/23	USD	300	313,500
7.125%, 11/06/23 (e)	USD	200	209,000
Comcel Trust, 6.875%, 02/06/24 (e)	USD	700	732,375
Industrial Senior Trust, 5.500%, 11/01/22	USD	650	619,937
			1,874,812

		Principal
	Security	Amount
Description	Currency	(000)	Value
India | 0.7%

Vedanta Resources PLC:
9.500%, 07/18/18	USD	300	$339,000
7.125%, 05/31/23	USD	525	523,688
			862,688

Indonesia | 0.7%

PT Gajah Tunggal Tbk, 7.750%, 02/06/18	USD	800	815,000

Kazakhstan | 0.7%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	200	212,700
Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19 (e)	USD	450	459,000
Zhaikmunai LP, 7.125%, 11/13/19	USD	200	207,500
			879,200

Macau | 0.2%

MCE Finance, Ltd., 5.000%, 02/15/21	USD	250	250,000

Mexico | 0.8%

Cemex SAB de CV, 6.500%, 12/10/19	USD	250	265,937
Credito Real SAB de CV, 7.500%, 03/13/19 (e)	USD	700	726,250
			992,187

Nigeria | 1.6%

Afren PLC:
6.625%, 12/09/20	USD	325	331,500
6.625%, 12/09/20 (e)	USD	225	229,500
FBN Finance Co. BV:
8.250%, 08/07/20	USD	500	517,500
8.250%, 08/07/20 (e)	USD	200	207,000
GTB Finance BV:
6.000%, 11/08/18	USD	450	444,375
6.000%, 11/08/18 (e)	USD	200	197,500
			1,927,375

Paraguay | 0.3%

Banco Regional SAECA, 8.125%, 01/24/19 (e)	USD	177	189,390
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	200	210,750
			400,140

Peru | 0.6%

Banco de Credito del Peru:
6.125%, 04/24/27	USD	700	726,250
6.125%, 04/24/27 (e)	USD	30	31,125
			757,375

		Principal
	Security	Amount
Description	Currency	(000)	Value
Lazard Explorer Total Return Portfolio (continued)

Russia | 0.9%

Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	200	$173,000
ALROSA Finance SA, 7.750%, 11/03/20	USD	200	211,000
EDC Finance, Ltd., 4.875%, 04/17/20	USD	200	181,000
Metalloinvest Finance, Ltd., 5.625%, 04/17/20	USD	200	188,000
Sberbank of Russia, 5.500%, 02/26/24 (e)	USD	300	280,875
			1,033,875

Singapore | 1.1%

Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (e)	USD	550	552,750
Pacnet, Ltd.:
9.000%, 12/12/18	USD	350	373,625
9.000%, 12/12/18 (e)	USD	200	213,500
Puma International Financing SA, 6.750%, 02/01/21	USD	200	202,500
			1,342,375

Trinidad and Tobago | 0.7%

Petroleum Co. of Trinidad and Tobago Ltd.:
9.750%, 08/14/19	USD	200	249,500
6.000%, 05/08/22	USD	549	588,072
			837,572

Turkey | 0.3%

Turkiye Is Bankasi AS, 6.000%, 10/24/22	USD	450	421,200

Total Corporate Bonds (Identified cost $16,751,214)			16,849,704

Foreign Government Obligations | 40.5%

Angola | 2.2%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	2,475	2,707,031

Argentina | 1.9%

Republic of Argentina:
8.750%, 06/02/17	USD	855	795,150
8.280%, 12/31/33	USD	1,893	1,498,113
			2,293,263

Bahrain | 1.9%

Kingdom of Bahrain:
6.125%, 08/01/23	USD	1,600	1,740,000
6.125%, 08/01/23 (e)	USD	500	543,750
			2,283,750

Belarus | 0.9%

Republic of Belarus, 8.950%, 01/26/18	USD	1,020	1,045,500

		Principal
	Security	Amount
Description	Currency	(000)	Value
Bolivia | 1.4%

Bolivia Government Bonds:
4.875%, 10/29/22	USD	1,230	$1,217,700
5.950%, 08/22/23	USD	250	267,812
5.950%, 08/22/23 (e)	USD	200	209,000
			1,694,512

Brazil | 7.0%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	2,485	1,009,578
0.000%, 01/01/16	BRL	3,370	1,214,250
0.000%, 01/01/17	BRL	3,300	1,051,522
Brazil Minas SPE, 5.333%, 02/15/28	USD	600	580,500
Brazil NTN-B, 6.000%, 08/15/50	BRL	910	878,389
Brazil NTN-F:
10.000%, 01/01/21	BRL	560	218,678
10.000%, 01/01/23	BRL	1,700	648,952
10.000%, 01/01/25	BRL	7,797	2,901,527
			8,503,396

Colombia | 0.0%

Republic of Colombia, 7.750%, 04/14/21	COP	85,000	48,273

Congo | 0.4%

Republic of Congo, 3.500%, 06/30/29 (f)	USD	570	513,819

Dominican Republic | 0.5%

Dominican Republic, 9.040%, 01/23/18	USD	498	548,237

Ecuador | 1.1%

Republic of Ecuador, 9.375%, 12/15/15	USD	1,275	1,348,950

El Salvador | 0.3%

Republic of El Salvador:
7.375%, 12/01/19	USD	100	106,500
8.250%, 04/10/32	USD	190	201,400
			307,900

Gabon | 0.7%

Gabonese Republic:
6.375%, 12/12/24	USD	550	581,625
6.375%, 12/12/24 (e)	USD	250	264,375
			846,000

Georgia | 0.4%

Republic of Georgia, 6.875%, 04/12/21	USD	500	543,500

Guatemala | 0.4%

Republic of Guatemala, 5.750%, 06/06/22	USD	500	542,500

		Principal
	Security	Amount
Description	Currency	(000)	Value
Lazard Explorer Total Return Portfolio (continued)

Honduras | 0.4%

Honduras Government Bond, 7.500%, 03/15/24	USD	525	$522,375

Hungary | 0.9%

Hungary:
6.250%, 01/29/20	USD	75	81,844
5.750%, 11/22/23	USD	246	253,995
7.625%, 03/29/41	USD	704	811,360
			1,147,199

Iraq | 2.4%

Republic of Iraq, 5.800%, 01/15/28	USD	3,375	2,970,000

Ivory Coast | 3.3%

Ivory Coast, 5.750%, 12/31/32	USD	4,250	3,984,375

Kenya | 0.0%

Kenya Treasury Bill, 0.000%, 04/28/14	KES	2,000	22,990

Mexico | 2.0%

Mexican Bonos:
6.250%, 06/16/16	MXN	1,010	80,954
7.250%, 12/15/16	MXN	3,410	281,078
5.000%, 06/15/17	MXN	950	74,094
4.750%, 06/14/18	MXN	10,700	812,769
8.500%, 12/13/18	MXN	5,900	515,664
8.000%, 06/11/20	MXN	3,410	294,282
Mexican Udibonos, 4.000%, 06/13/19	MXN	4,116	347,032
			2,405,873

Mozambique | 1.1%

Republic of Mozambique, 6.305%, 09/11/20	USD	1,450	1,384,750

Panama | 0.2%

Republic of Panama, 8.875%, 09/30/27	USD	135	186,637

Paraguay | 0.4%

Republic of Paraguay, 4.625%, 01/25/23	USD	550	544,500

Romania | 0.7%

Romanian Government International Bonds:
4.875%, 01/22/24	USD	550	555,500
4.875%, 01/22/24 (e)	USD	250	252,500
			808,000

Russia | 1.8%

Russia Foreign Bond, 7.500%, 03/31/30	USD	1,935	2,201,205

		Principal
	Security	Amount
Description	Currency	(000)	Value
Rwanda | 0.9%

Republic of Rwanda, 6.625%, 05/02/23	USD	1,125	$1,102,500

Senegal | 0.4%

Republic of Senegal, 8.750%, 05/13/21	USD	475	539,719

Slovenia | 3.4%

Republic of Slovenia:
5.500%, 10/26/22	USD	950	1,012,937
5.250%, 02/18/24 (e)	USD	3,000	3,113,460
			4,126,397

South Africa | 1.1%

Republic of South Africa:
13.500%, 09/15/15	ZAR	3,800	393,633
8.250%, 09/15/17	ZAR	1,820	176,259
7.250%, 01/15/20	ZAR	8,300	759,409
			1,329,301

Sri Lanka | 0.7%

Republic of Sri Lanka:
6.000%, 01/14/19 (e)	USD	250	261,562
6.250%, 10/04/20	USD	600	628,500
			890,062

Tanzania | 0.5%

United Republic of Tanzania, 6.332%, 03/09/20	USD	525	555,844

Uganda | 0.0%

Uganda Treasury Bill, 0.000%, 08/07/14	UGX	30,000	10,418

United Arab Emirates | 1.0%

Dubai Government International Bond, 5.591%, 06/22/21	USD	1,075	1,193,250

Uruguay | 0.1%

Uruguay Monetary Regulation Bill, 0.000%, 11/26/15	UYU	1,800	63,716

Venezuela | 0.1%

Republic of Venezuela, 8.500%, 10/08/14	USD	75	73,688

Total Foreign Government Obligations (Identified cost $48,290,744)			49,289,430

Quasi Government Bonds | 3.4%

Azerbaijan | 0.9%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	1,150	1,096,525

		Principal
	Security	Amount
Description	Currency	(000)	Value
Lazard Explorer Total Return Portfolio (continued)

Brazil | 0.1%

Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23 (e)	USD	125	$130,625

Venezuela | 2.4%

Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	2,355	2,249,025
6.000%, 11/15/26	USD	575	311,938
5.375%, 04/12/27	USD	350	185,500
5.500%, 04/12/37	USD	350	181,125
			2,927,588
Total Quasi Government Bonds (Identified cost $4,179,134)			4,154,738

Description		Shares	Value
Short-Term Investment | 38.8%

State Street Institutional Treasury Money Market Fund (Identified cost $47,304,236)		47,304,236	$47,304,236

Total Investments l 96.5% (Identified cost $116,525,328)			117,598,108

		Number of
Description		Contracts	Value
Purchased Options | 0.0%

USD vs EUR April 14 1.37 Put, Expires 04/07/14		15,600	$6,663
USD vs EUR April 14 1.38 Put, Expires 04/07/14		13,500	7,718

Total Purchased Options (Identified cost $21,204)			14,381

Total Investments and Purchased Options | 96.5% (Identified cost $116,546,532) (b), (g)			$117,612,489

Cash and Other Assets in Excess of Liabilities | 3.5%			4,265,211

Net Assets l 100.0%			$121,877,700

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	04/02/14	710,640	$314,026	$313,196	$—	$830
BRL	HSB	04/02/14	924,165	408,561	407,301	—	1,260
BRL	JPM	04/02/14	1,633,267	720,135	719,818	—	317
BRL	JPM	04/02/14	1,633,267	720,135	719,818	—	317
BRL	SCB	04/02/14	540,374	227,000	238,155	11,155	—
BRL	SCB	04/02/14	605,239	267,214	266,743	—	471
BRL	UBS	04/22/14	1,405,531	594,205	616,236	22,031	—
BRL	UBS	04/22/14	3,877,780	1,640,000	1,700,159	60,159	—
CAD	UBS	04/11/14	33,772	30,000	30,542	542	—
CLP	SCB	04/28/14	214,537,500	374,764	390,132	15,368	—
CNH	JPM	04/22/14	7,250,274	1,180,000	1,166,086	—	13,914
CNH	SCB	04/22/14	2,054,926	334,412	330,501	—	3,911
COP	JPM	04/10/14	204,100,000	100,369	103,450	3,081	—
COP	JPM	04/16/14	204,100,000	99,877	103,410	3,533	—
COP	SCB	04/10/14	204,100,000	100,369	103,450	3,081	—
COP	SCB	04/10/14	2,042,000,000	1,000,000	1,035,004	35,004	—
COP	SCB	04/16/14	2,246,100,000	1,100,760	1,138,021	37,261	—
EUR	BRC	04/11/14	82,640	115,000	113,847	—	1,153
EUR	SCB	04/11/14	82,640	115,000	113,847	—	1,153
IDR	BRC	04/01/14	1,094,400,000	93,859	96,338	2,479	—
IDR	BRC	04/01/14	1,897,490,000	165,691	167,033	1,342	—
IDR	JPM	04/01/14	729,300,000	62,520	64,199	1,679	—
IDR	JPM	04/01/14	1,617,660,000	138,498	142,399	3,901	—
IDR	JPM	04/01/14	2,991,890,000	261,392	263,371	1,979	—
INR	BRC	04/04/14	11,516,250	185,000	192,780	7,780	—
INR	BRC	04/21/14	20,957,600	341,135	349,321	8,186	—
INR	BRC	04/24/14	24,795,700	402,724	412,981	10,257	—
INR	HSB	04/21/14	9,544,900	155,480	159,094	3,614	—
INR	JPM	04/07/14	17,105,000	275,000	286,117	11,117	—
INR	JPM	04/21/14	20,954,250	341,191	349,265	8,074	—
INR	JPM	04/21/14	75,030,000	1,220,000	1,250,598	30,598	—
INR	JPM	04/24/14	17,105,000	278,085	284,890	6,805	—
INR	SCB	04/10/14	61,520,000	1,000,000	1,028,271	28,271	—
INR	SCB	04/21/14	9,544,900	155,429	159,094	3,665	—
INR	SCB	04/21/14	17,869,800	290,000	297,853	7,853	—
INR	SCB	04/24/14	9,590,955	155,799	159,741	3,942	—
INR	SCB	04/24/14	61,520,000	999,107	1,024,637	25,530	—
INR	SCB	05/05/14	34,405,200	570,000	571,444	1,444	—
JPY	SCB	04/11/14	19,464,000	188,633	188,587	—	46
KRW	BRC	04/21/14	154,454,000	144,083	144,964	881	—
KRW	BRC	04/21/14	509,295,000	475,000	478,003	3,003	—
KRW	JPM	04/01/14	268,266,750	250,030	252,024	1,994	—
KRW	JPM	04/01/14	497,201,250	465,000	467,097	2,097	—
KRW	JPM	04/21/14	154,454,000	143,963	144,964	1,001	—
KRW	JPM	04/21/14	249,090,000	230,000	233,786	3,786	—

Lazard Explorer Total Return Portfolio (continued)

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
KRW	JPM	04/21/14	509,200,000	$475,000	$477,914	$2,914	$—
KRW	UBS	04/21/14	654,042,000	610,000	613,857	3,857	—
MXN	BRC	04/11/14	4,415,800	332,157	337,998	5,841	—
MXN	BRC	04/11/14	6,607,531	505,000	505,759	759	—
MXN	BRC	04/11/14	35,790,959	2,708,000	2,739,542	31,542	—
MXN	BRC	04/21/14	1,989,195	149,740	152,141	2,401	—
MXN	BRC	04/21/14	19,793,607	1,490,000	1,513,891	23,891	—
MXN	HSB	04/21/14	7,742,954	582,133	592,211	10,078	—
MXN	SCB	04/11/14	2,394,810	180,000	183,306	3,306	—
MXN	SCB	04/11/14	7,581,000	570,000	580,271	10,271	—
PEN	BRC	04/22/14	2,289,060	810,000	812,002	2,002	—
PHP	BRC	04/10/14	4,506,330	101,471	100,465	—	1,006
PHP	SCB	04/10/14	4,506,330	101,471	100,465	—	1,006
PHP	SCB	04/10/14	44,430,000	1,000,000	990,534	—	9,466
PHP	SCB	04/21/14	8,616,500	190,000	192,048	2,048	—
PLN	BRC	04/11/14	415,883	136,255	137,457	1,202	—
PLN	CIT	04/11/14	415,883	136,451	137,457	1,006	—
PLN	JPM	04/11/14	415,883	136,293	137,457	1,164	—
PLN	SCB	04/11/14	415,883	136,342	137,457	1,115	—
PLN	SCB	04/11/14	2,661,794	875,000	879,771	4,771	—
PLN	UBS	04/11/14	415,883	136,273	137,457	1,184	—
RON	JPM	04/11/14	23,150	7,124	7,145	21	—
RSD	CIT	04/22/14	19,247,250	230,727	228,601	—	2,126
RSD	CIT	04/22/14	29,552,900	352,786	351,002	—	1,784
RSD	CIT	04/22/14	54,653,040	653,198	649,119	—	4,079
RSD	HSB	04/22/14	19,197,750	229,446	228,013	—	1,433
RUB	BRC	04/07/14	2,505,908	68,683	71,369	2,686	—
RUB	BRC	04/11/14	2,278,661	62,000	64,831	2,831	—
RUB	JPM	04/07/14	2,506,080	68,238	71,374	3,136	—
TRY	JPM	04/11/14	484,986	215,000	225,973	10,973	—
UYU	CIT	04/11/14	883,200	38,925	39,022	97	—
UYU	CIT	04/11/14	5,443,200	240,000	240,495	495	—
UYU	CIT	06/11/14	4,686,300	205,000	203,187	—	1,813
UYU	HSB	04/11/14	3,928,528	172,987	173,573	586	—
UYU	JPM	04/11/14	727,600	32,223	32,147	—	76
UYU	JPM	06/11/14	4,684,250	205,000	203,098	—	1,902
Total Forward Currency Purchase Contracts				$32,572,369	$33,026,976	$502,670	$48,063
Forward Currency Sale Contracts
AUD	UBS	04/22/14	1,503,144	$1,360,000	$1,392,101	$—	$32,101
BRL	BRC	04/02/14	330,000	142,611	145,439	—	2,828
BRL	BRC	04/02/14	380,640	161,117	167,756	—	6,639
BRL	BRC	05/05/14	710,640	311,541	310,518	1,023	—
BRL	HSB	04/02/14	924,165	391,190	407,301	—	16,111
BRL	HSB	05/05/14	661,410	290,117	289,006	1,111	—

Lazard Explorer Total Return Portfolio (continued)

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
BRL	HSB	05/05/14	924,165	$405,318	$403,819	$1,499	$—
BRL	JPM	04/02/14	487,654	215,167	214,920	247	—
BRL	JPM	04/02/14	1,145,613	484,987	504,897	—	19,910
BRL	JPM	05/05/14	1,633,267	714,418	713,664	754	—
BRL	JPM	05/05/14	1,633,267	714,418	713,664	754	—
BRL	SCB	04/02/14	1,145,613	484,916	504,898	—	19,982
BRL	SCB	05/05/14	533,410	233,388	233,076	312	—
BRL	SCB	05/05/14	605,239	265,101	264,462	639	—
CAD	UBS	04/21/14	638,226	576,172	577,051	—	879
CAD	UBS	04/21/14	1,595,088	1,440,000	1,442,196	—	2,196
CLP	BRC	04/25/14	60,500,000	105,163	110,054	—	4,891
CLP	HSB	04/21/14	251,096,400	438,344	456,958	—	18,614
CLP	HSB	04/25/14	102,141,701	178,227	185,803	—	7,576
CLP	JPM	04/21/14	167,467,520	292,264	304,765	—	12,501
CLP	SCB	04/25/14	60,500,000	105,521	110,054	—	4,533
CLP	SCB	04/25/14	214,537,500	374,803	390,258	—	15,455
CLP	SCB	04/25/14	223,041,000	390,000	405,727	—	15,727
CLP	SCB	04/28/14	214,537,500	375,000	390,133	—	15,133
CNH	JPM	04/22/14	7,250,274	1,166,764	1,166,085	679	—
CNH	SCB	04/22/14	2,054,926	330,699	330,501	198	—
COP	BRC	04/16/14	440,880,000	220,000	223,379	—	3,379
COP	HSB	04/16/14	731,095,000	365,000	370,420	—	5,420
COP	JPM	04/10/14	204,100,000	99,902	103,450	—	3,548
COP	SCB	04/10/14	2,246,100,000	1,101,137	1,138,453	—	37,316
COP	SCB	04/16/14	507,829,250	254,838	257,299	—	2,461
COP	SCB	04/16/14	734,745,000	365,000	372,270	—	7,270
EUR	BRC	04/11/14	71,016	99,086	97,833	1,253	—
EUR	CIT	04/22/14	164,816	230,727	227,049	3,678	—
EUR	CIT	04/22/14	254,000	352,786	349,908	2,878	—
EUR	CIT	04/22/14	468,000	653,198	644,712	8,486	—
EUR	HSB	04/22/14	164,367	229,446	226,430	3,016	—
EUR	SCB	04/11/14	71,016	99,064	97,833	1,231	—
HUF	BRC	04/11/14	881,871	3,900	3,952	—	52
HUF	BRC	04/11/14	127,394,400	560,000	570,822	—	10,822
IDR	BRC	04/01/14	2,991,890,000	261,392	263,371	—	1,979
IDR	JPM	04/01/14	1,972,000,000	170,000	173,592	—	3,592
IDR	JPM	04/01/14	3,366,850,000	289,000	296,378	—	7,378
INR	BRC	04/04/14	11,516,250	184,940	192,780	—	7,840
INR	JPM	04/07/14	17,105,000	279,038	286,118	—	7,080
INR	JPM	04/24/14	4,886,225	79,315	81,381	—	2,066
INR	SCB	04/10/14	61,520,000	1,002,118	1,028,271	—	26,153
JPY	BRC	04/11/14	19,463,638	190,000	188,583	1,417	—
KRW	JPM	04/01/14	765,468,000	716,194	719,121	—	2,927
MXN	BRC	04/11/14	9,305,415	700,000	712,263	—	12,263
MXN	BRC	04/11/14	13,248,165	1,000,000	1,014,053	—	14,053

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2014: (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
MYR	CIT	04/21/14	540,189	$164,843	$165,199	$—	$356
MYR	SCB	04/21/14	1,080,378	329,515	330,398	—	883
MYR	SCB	04/21/14	4,591,020	1,400,000	1,404,010	—	4,010
MYR	UBS	04/21/14	1,080,540	329,734	330,447	—	713
PEN	BRC	04/30/14	567,326	200,752	201,028	—	276
PEN	CIT	04/30/14	282,001	99,788	99,925	—	137
PEN	HSB	04/30/14	567,225	200,362	200,992	—	630
PEN	JPM	04/30/14	282,001	99,852	99,925	—	73
PEN	SCB	04/30/14	4,502,596	1,595,534	1,595,462	72	—
PHP	BRC	04/21/14	40,006,500	895,000	891,683	3,317	—
PHP	SCB	04/21/14	40,900,500	915,000	911,609	3,391	—
RUB	BRC	04/07/14	2,505,908	69,000	71,369	—	2,369
RUB	BRC	04/11/14	2,505,908	68,593	71,297	—	2,704
RUB	BRC	04/11/14	6,381,796	174,748	181,571	—	6,823
RUB	BRC	04/11/14	55,711,271	1,517,439	1,585,066	—	67,627
RUB	JPM	04/07/14	2,506,080	69,000	71,374	—	2,374
RUB	JPM	04/11/14	2,506,080	68,149	71,301	—	3,152
RUB	JPM	04/11/14	4,188,155	114,000	119,159	—	5,159
RUB	JPM	04/11/14	4,266,341	116,607	121,384	—	4,777
RUB	JPM	04/11/14	8,098,557	220,000	230,416	—	10,416
THB	HSB	04/11/14	16,210,000	500,278	499,493	785	—
THB	HSB	04/21/14	56,370,650	1,738,601	1,736,232	2,369	—
THB	JPM	04/11/14	3,597,000	111,371	110,838	533	—
THB	JPM	04/11/14	5,740,000	177,111	176,871	240	—
THB	JPM	04/21/14	4,956,720	152,914	152,668	246	—
THB	SCB	04/11/14	20,428,000	630,105	629,466	639	—
TRY	BRC	04/11/14	4,212	1,858	1,963	—	105
ZAR	JPM	04/11/14	229,155	21,029	21,736	—	707
Total Forward Currency Sale Contracts				$33,434,510	$33,857,709	40,767	463,966
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$543,437	$512,029

Written Option open at March 31, 2014:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
CLP vs USD April 14 555.00 Put	5,550	555.00	04/24/14	$5,217	$(7,493)

Lazard Explorer Total Return Portfolio (concluded)

Credit Default Swap Agreements open at March 31, 2014:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
ITRAXX	JPM	1,430,000	06/20/19	1.00%	$(147,831)	$(140,885)	$—	$6,946
Markit CDS EM20 Series 9PA	BRC	5,010,000	06/20/19	5.00%	473,257	400,800	72,457	—
Markit CDS EM20 Series 9PA	JPM	5,010,000	06/20/19	5.00%	377,850	322,000	55,850	—
Markit CDS EM21 Series 9PA	JPM	1,450,000	06/20/19	5.00%	136,971	124,700	12,271	—
People’s Republic of China	BRC	160,000	06/20/19	(1.00%)	(707)	(159)	—	548
People’s Republic of China	JPM	2,200,000	06/20/19	(1.00%)	(9,722)	(1,228)	—	8,494
People’s Republic of China	JPM	5,650,000	06/20/19	(1.00%)	(24,968)	8,043	—	33,011
Republic of Turkey	JPM	1,008,000	06/20/19	(1.00%)	55,469	68,085	—	12,616
Republic of Turkey	JPM	1,360,000	06/20/19	(1.00%)	74,839	96,109	—	21,270
Total Credit Default Swap Agreements					$935,158	$877,465	$140,578	$82,885

Interest Rate Swap Agreements open at March 31, 2014:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	1,200,000	01/04/16	12.17%	Brazil Cetip Interbank Deposit Rate	$673	$—
BRL	BRC	466,000	01/04/16	12.22%	Brazil Cetip Interbank Deposit Rate	827	—
HUF	BRC	130,000,000	03/24/19	2.85%	Budapest LIBOR 6 Month	—	10,374
ZAR	BRC	5,256,000	01/10/17	6.60%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	7,883
ZAR	BRC	2,000,000	09/17/18	7.12%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	4,068
ZAR	BRC	3,500,000	09/19/18	6.79%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	11,267
Total unrealized appreciation/depreciation on Interest Rate Swap Agreements						1,500	33,592
Gross unrealized appreciation/depreciation on Swap Agreements						$142,078	$116,477

Description	Shares	Value
Lazard US Realty Income Portfolio

Common Stock | 3.5%

Real Estate | 3.5%

Colony Financial, Inc. (Identified cost $4,120,375)	198,415	$4,355,209

Preferred Stocks | 30.6%

Real Estate | 30.6%

CBL & Associates Properties, Inc., Series E	60,000	1,437,000
Cedar Realty Trust, Inc., Series B	72,918	1,714,302
Coresite Realty Corp., Series A	14,900	368,775
DDR Corp.:
Series K, 6.250%	66,000	1,529,220
Series J, 6.500%	47,900	1,152,474
EPR Properties, Series F	13,769	328,528
General Growth Properties, Inc., Series A	275,000	6,382,750
Glimcher Realty Trust,	160,000	3,767,840
Kimco Realty Corp., Series J	69,900	1,457,415
LaSalle Hotel Properties, Series I	118,700	2,642,262
Pebblebrook Hotel Trust, Series C	189,414	4,227,721
Pennsylvania Real Estate Investment Trust, Series B	33,694	844,035
PS Business Parks, Inc., Series U	73,300	1,569,353
Regency Centers Corp., Series 7	16,342	356,909
Retail Properties of America, Inc.,	97,779	2,415,141
Sabra Healthcare REIT, Inc., Series A	87,400	2,090,608
Sun Communities, Inc., Series A	50,222	1,249,021
Taubman Centers, Inc., Series K	109,771	2,518,147
Vornado Realty Trust, Series K	102,064	2,216,830
Weingarten Realty Investors, Series F	14,052	346,803

Total Preferred Stocks (Identified cost $41,648,042)		38,615,134

Description	Shares	Value
Real Estate Investment Trusts | 61.0%

American Realty Capital Properties, Inc.	158,900	$2,227,778
Apollo Commercial Real Estate Finance, Inc.	137,250	2,282,468
AvalonBay Communities, Inc.	19,500	2,560,740
BioMed Realty Trust, Inc.	316,930	6,493,896
Blackstone Mortgage Trust, Inc., Class A	54,600	1,569,750
Campus Crest Communities, Inc.	717,290	6,226,077
CBL & Associates Properties, Inc.	181,200	3,216,300
Digital Realty Trust, Inc.	125,900	6,682,772
Dynex Capital, Inc.	444,220	3,975,769
EPR Properties	82,550	4,407,344
Excel Trust, Inc.	186,000	2,358,480
First Potomac Realty Trust	308,026	3,979,696
HCP, Inc.	155,700	6,039,603
Home Properties, Inc.	20,900	1,256,508
Mack-Cali Realty Corp.	258,400	5,372,136
Medical Properties Trust, Inc.	118,400	1,514,336
Pennsylvania Real Estate Investment Trust	71,400	1,288,770
Realty Income Corp.	27,900	1,139,994
Simon Property Group, Inc.	15,500	2,542,000
STAG Industrial, Inc.	80,900	1,949,690
Sun Communities, Inc.	86,157	3,884,819
Weyerhaeuser Co.	84,000	2,465,400
WP Carey, Inc.	59,100	3,550,137

Total Real Estate Investment Trusts (Identified cost $82,824,137)		76,984,463

Short-Term Investment | 4.4%

State Street Institutional Treasury Money Market Fund (Identified cost $5,548,669)	5,548,669	5,548,669

Total Investments | 99.5% (Identified cost $134,141,223) (b)		$125,503,475

Cash and Other Assets in Excess of Liabilities | 0.5%		577,112

Net Assets | 100.0%		$126,080,587

Description	Shares	Value
Lazard US Realty Equity Portfolio

Common Stocks | 2.8%

Leisure & Entertainment | 1.9%

Starwood Hotels & Resorts Worldwide, Inc.	16,342	$1,300,823

Real Estate | 0.9%

Realogy Holdings Corp. (a)	14,577	633,371

Total Common Stocks (Identified cost $1,856,069)		1,934,194

Real Estate Investment Trusts | 93.6%

American Campus Communities, Inc.	44,806	1,673,504
American Homes 4 Rent, Class A	40,056	669,336
American Residential Properties, Inc.	81,699	1,468,948
American Tower Corp.	53,989	4,420,079
Apartment Investment & Management Co., Class A	57,337	1,732,724
AvalonBay Communities, Inc.	22,709	2,982,146
Boston Properties, Inc.	15,984	1,830,647
CBL & Associates Properties, Inc.	59,868	1,062,657
Chesapeake Lodging Trust	73,668	1,895,478
Crown Castle International Corp.	34,955	2,578,980
DDR Corp.	92,242	1,520,148
Digital Realty Trust, Inc.	58,484	3,104,331
Education Realty Trust, Inc.	108,717	1,073,037
Equity Lifestyle Properties, Inc.	8,447	343,370
Equity Residential	27,725	1,607,773
Essex Property Trust, Inc.	12,032	2,046,042
Extra Space Storage, Inc.	27,394	1,328,883
First Potomac Realty Trust	156,456	2,021,411
Glimcher Realty Trust	163,996	1,644,880
HCP, Inc.	103,200	4,003,128
Kilroy Realty Corp.	25,570	1,497,891
Mack-Cali Realty Corp.	50,004	1,039,583
Parkway Properties Inc.	56,396	1,029,227
Pebblebrook Hotel Trust	22,243	751,146
Prologis, Inc.	44,312	1,809,259
Public Storage	13,591	2,289,948
Retail Opportunity Investments Corp.	141,297	2,110,977
Simon Property Group, Inc.	45,070	7,391,480
SL Green Realty Corp.	8,537	858,993
Sunstone Hotel Investors, Inc.	56,096	770,198
Ventas, Inc.	49,552	3,001,365
Vornado Realty Trust	12,158	1,198,292
Weyerhaeuser Co.	68,634	2,014,408

Total Real Estate Investment Trusts (Identified cost $63,016,229)		64,770,269

Description	Shares	Value
Short-Term Investment | 3.3%

State Street Institutional Treasury Money Market Fund (Identified cost $2,313,243)	2,313,243	$2,313,243

Total Investments | 99.7% (Identified cost $67,185,541)		69,017,706

Description	Number of Contracts	Value
Purchased Option | 0.1%

iShares US Real Estate ETF, June 14 67 Put, Expires 06/21/14	750	$99,000

Total Investments and Purchased Option | 99.8% (Identified cost $67,324,434) (b)		$69,116,706

Cash and Other Assets in Excess of Liabilities | 0.2%		108,644

Net Assets | 100.0%		$69,225,350

Description	Shares	Value
Lazard Global Realty Equity Portfolio

Common Stocks | 27.9%

Australia | 2.6%

Charter Hall Group	26,189	$96,939
Goodman Group	32,439	142,360
		239,299

Brazil | 1.9%

Aliansce Shopping Centers SA	10,900	85,845
BR Properties SA	11,000	90,318
		176,163
Canada | 0.6%

First Capital Realty, Inc.	3,400	53,976

China | 2.9%

China Overseas Land & Investment, Ltd.	34,452	89,156
Longfor Properties Co., Ltd.	101,500	141,513
Shimao Property Holdings, Ltd.	17,500	38,528
		269,197

Hong Kong | 6.2%

Cheung Kong Holdings, Ltd.	9,000	149,429
Hang Lung Properties, Ltd.	17,000	48,808
Hongkong Land Holdings, Ltd.	22,000	142,290
The Wharf Holdings, Ltd.	36,825	235,757
		576,284

Japan | 8.4%

Mitsubishi Estate Co., Ltd.	6,000	142,788
Mitsui Fudosan Co., Ltd.	9,000	273,985
NTT Urban Development Corp.	17,000	159,727
Sumitomo Realty & Development Co., Ltd.	5,000	195,396
		771,896

Malaysia | 0.3%

UEM Sunrise Berhad	35,400	23,838

Mexico | 0.3%

Corp Inmobiliaria Vesta SAB de CV	11,700	23,623

Norway | 0.3%

Norwegian Property ASA	25,153	30,461

Philippines | 2.1%

Ayala Land, Inc.	141,988	94,681
Megaworld Corp.	1,010,398	94,625
		189,306

Thailand | 0.3%

Land and Houses Public Co. Ltd.	82,577	24,496

United Kingdom | 0.7%

Capital & Counties Properties PLC	11,783	68,829

United States | 1.3%

Realogy Holdings Corp. (a)	957	41,582

Description	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	1,020	$81,192
		122,774

Total Common Stocks (Identified cost $2,638,424)		2,570,142

Real Estate Investment Trusts | 68.6%

Australia | 3.6%

Charter Hall Retail REIT	15,333	50,918
Dexus Property Group	149,090	146,587
Westfield Group	14,420	137,135
		334,640

Brazil | 0.4%

Cyrela Commercial Properties SA Empreendimentos e Participacoes	5,000	39,885

Canada | 3.1%

Allied Properties Real Estate Investment Trust	2,185	68,188
Boardwalk Real Estate Investment Trust	3,914	214,695
		282,883

France | 5.6%

Fonciere des Regions	1,123	104,004
Gecina SA	683	90,850
Klepierre	4,887	218,860
Unibail-Rodamco SE	389	101,131
		514,845

Hong Kong | 0.9%

The Link REIT	16,019	79,039

Italy | 1.3%

Beni Stabili SpA	137,903	118,722

Japan | 4.1%

Hulic Reit, Inc. (a)	69	94,260
Japan Logistics Fund, Inc.	25	56,283
Japan Real Estate Investment Corp.	14	70,215
Nippon Accommodations Fund, Inc.	18	60,221
Nippon Building Fund, Inc.	6	31,312
Premier Investment Corp.	17	65,915
		378,206

Mexico | 1.4%

Asesor de Activos Prisma SAPI de CV	17,700	23,929
Fibra Uno Administracion SA de CV	15,600	50,472
TF Administradora Industrial S de RL de CV	29,000	58,420
		132,821
Singapore | 1.9%

CapitaMall Trust	50,000	75,094
Frasers Centrepoint Trust	67,925	96,221
		171,315

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)

United Kingdom | 4.8%

Big Yellow Group PLC	10,159	$92,629
British Land Co. PLC	9,824	107,234
Derwent London PLC	2,240	101,318
Great Portland Estates PLC	7,942	83,552
SEGRO PLC	11,093	61,472
		446,205

United States | 41.5%

American Campus Communities, Inc.	2,742	102,414
American Homes 4 Rent REIT, Class A	2,698	45,084
American Residential Properties, Inc.	5,576	100,256
American Tower Corp.	545	44,619
Apartment Investment & Management Co., Class A	3,714	112,237
AvalonBay Communities, Inc.	1,406	184,636
Boston Properties, Inc.	976	111,781
CBL & Associates Properties, Inc.	3,888	69,012
Chesapeake Lodging Trust	4,813	123,839
DDR Corp.	5,700	93,936
Digital Realty Trust, Inc.	3,971	210,781
Education Realty Trust, Inc.	7,288	71,933
Equity Lifestyle Properties, Inc.	500	20,325
Equity Residential	1,889	109,543
Essex Property Trust, Inc.	727	123,626
Extra Space Storage, Inc.	1,898	92,072
First Potomac Realty Trust	10,632	137,365
General Growth Properties, Inc.	4,251	93,522
Glimcher Realty Trust	9,730	97,592
HCP, Inc.	7,436	288,442
Kilroy Realty Corp.	1,569	91,912
Mack-Cali Realty Corp.	3,358	69,813
Parkway Properties Inc.	3,500	63,875
Pebblebrook Hotel Trust	1,449	48,933
Prologis, Inc.	3,003	122,612
Public Storage	922	155,348
Retail Opportunity Investments Corp.	8,739	130,561
Simon Property Group, Inc.	3,071	503,644
SL Green Realty Corp.	581	58,460
Sunstone Hotel Investors, Inc.	3,698	50,774
Ventas, Inc.	3,078	186,434
Vornado Realty Trust	816	80,425
Weyerhaeuser Co.	862	25,300
		3,821,106

Total Real Estate Investment Trusts (Identified cost $5,944,698)		6,319,667

Description	Shares	Value
Closed-End Management Investment Fund | 0.9%

United Kingdom | 0.9%

Kennedy Wilson Europe Real Estate PLC (Identified cost $91,223)	4,951	$85,842

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $225,267)	225,267	225,267

Total Investments l 99.8% (Identified cost $8,899,612) (b)		$9,200,918

Cash and Other Assets in Excess of Liabilities l 0.2%		17,439

Net Assets l 100.0%		$9,218,357

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio

Common Stocks | 93.2%

Australia | 16.9%

DUET Group	22,379,665	$43,174,423
Macquarie Atlas Roads Group	6,310,472	17,335,777
SP AusNet	33,530,193	40,747,150
Spark Infrastructure Group	18,451,009	29,267,923
Transurban Group	5,806,985	39,109,807
		169,635,080

Austria | 1.1%

Flughafen Wien AG	114,850	11,392,289

France | 11.1%

Aeroports de Paris	303,519	37,865,256
Eutelsat Communications SA	741,956	25,216,337
Vinci SA	647,831	48,271,823
		111,353,416

Germany | 5.8%

Fraport AG	773,741	57,863,853

Italy | 17.2%

ASTM SpA	834,619	14,150,709
Atlantia SpA	2,996,672	77,159,443
Hera SpA	7,060,803	20,616,785
Snam SpA	1,567,547	9,183,842
Societa Iniziative Autostradali e Servizi SpA	1,904,947	22,906,720
Terna SpA	5,391,875	28,894,310
		172,911,809

Japan | 13.2%

Osaka Gas Co., Ltd.	6,187,300	23,408,128
Toho Gas Co., Ltd.	5,422,350	29,501,487
Tokyo Gas Co., Ltd.	15,821,700	80,221,383
		133,130,998

Luxembourg | 4.3%

SES SA	1,166,543	43,556,097

South Korea | 1.7%

Macquarie Korea Infrastructure Fund	2,755,207	16,737,108

Switzerland | 3.8%

Flughafen Zuerich AG	59,203	38,066,358

United Kingdom | 4.2%

Pennon Group PLC	3,398,624	42,121,455

United States | 13.9%

California Water Service Group	601,965	14,411,042
CSX Corp.	1,712,630	49,614,891
Norfolk Southern Corp.	199,837	19,418,162
PG&E Corp.	1,105,565	47,760,408

Description	Shares	Value
SJW Corp.	302,100	$8,930,076
		140,134,579

Total Common Stocks (Identified cost $825,207,840)		936,903,042

Short-Term Investment | 6.9%

State Street Institutional Treasury Money Market Fund (Identified cost $69,013,588)	69,013,588	69,013,588

Total Investments | 100.1% (Identified cost $894,221,428) (b), (g)		$1,005,916,630

Liabilities in Excess of Cash and Other Assets | (0.1)%		(1,448,808)

Net Assets | 100.0%		$1,004,467,822

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts
AUD	BNP	06/27/14	59,066,170	$53,002,437	$54,457,421	$—	$1,454,984
AUD	BRC	06/27/14	33,440,792	30,005,419	30,831,511	—	826,092
AUD	CAN	06/27/14	21,544,869	19,332,642	19,863,790	—	531,148
AUD	CSF	06/27/14	11,931,159	10,706,426	11,000,209	—	293,783
AUD	HSB	06/27/14	31,345,029	28,116,961	28,899,274	—	782,313
AUD	RBC	06/27/14	34,687,532	31,122,347	31,980,972	—	858,625
CHF	BRC	06/27/14	5,249,783	5,947,684	5,942,455	5,229	—
CHF	CAN	06/27/14	4,345,449	4,921,679	4,918,801	2,878	—
CHF	CSF	06/27/14	25,615,750	29,020,427	28,995,571	24,856	—
EUR	BRC	06/27/14	59,364,861	81,910,269	81,774,080	136,189	—
EUR	CAN	06/27/14	55,197,306	76,159,863	76,033,345	126,518	—
EUR	CIT	06/27/14	52,980,050	73,105,582	72,979,113	126,469	—
EUR	CSF	06/27/14	35,190,736	48,555,650	48,474,637	81,013	—
EUR	HSB	06/27/14	34,537,040	47,657,316	47,574,182	83,134	—
EUR	RBC	06/27/14	41,417,990	57,135,289	57,052,573	82,716	—
GBP	BRC	06/27/14	8,786,766	14,486,126	14,639,398	—	153,272
GBP	CAN	06/27/14	1,290,583	2,128,042	2,150,206	—	22,164
GBP	HSB	06/27/14	4,564,871	7,526,787	7,605,410	—	78,623
GBP	RBC	06/27/14	10,257,346	16,908,311	17,089,491	—	181,180
JPY	BNP	06/27/14	2,697,068,891	26,414,402	26,142,377	272,025	—
JPY	BRC	06/27/14	794,360,478	7,778,925	7,699,644	79,281	—
JPY	CAN	06/27/14	1,916,357,071	18,768,494	18,575,027	193,467	—
JPY	CIT	06/27/14	1,251,043,402	12,252,519	12,126,219	126,300	—
JPY	CSF	06/27/14	1,893,435,032	18,544,544	18,352,847	191,697	—
JPY	HSB	06/27/14	2,893,642,664	28,339,872	28,047,743	292,129	—
JPY	HSB	06/27/14	3,221,258,288	31,551,578	31,223,284	328,294	—
KRW	BNP	06/20/14	1,775,345,170	1,653,946	1,661,282	—	7,336
KRW	BRC	06/20/14	3,025,578,844	2,816,850	2,831,189	—	14,339
KRW	CAN	06/20/14	1,321,089,591	1,214,460	1,236,211	—	21,751
KRW	CSF	06/20/14	665,285,396	619,273	622,541	—	3,268
KRW	HSB	06/20/14	1,316,167,329	1,225,367	1,231,605	—	6,238
KRW	RBC	06/20/14	1,418,984,073	1,320,599	1,327,816	—	7,217
KRW	RBC	06/20/14	8,217,824,993	7,647,477	7,689,841	—	42,364
Total Forward Currency Sale Contracts				$797,897,563	$801,030,065	2,152,195	5,284,697
Gross unrealized appreciation/depreciation on Forward Currency Sale Contracts						$2,152,195	$5,284,697

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio

Corporate Bonds | 22.0%

Cable Television | 1.4%

Time Warner Cable, Inc., 7.500%, 04/01/14	$1,000	$1,000,000

Chemicals | 1.6%

Albemarle Corp., 5.100%, 02/01/15	1,150	1,189,437

Financial Services | 7.8%

Citigroup, Inc.:
5.125%, 05/05/14	203	203,843
5.500%, 10/15/14	1,425	1,462,555
Goldman Sachs Group, Inc., 6.000%, 05/01/14	1,225	1,230,391
JPMorgan Chase & Co., 4.650%, 06/01/14	1,182	1,190,250
Western Union Co., 5.930%, 10/01/16	1,450	1,605,560
		5,692,599

Media | 4.6%

DIRECTV Holdings LLC, 4.750%, 10/01/14	1,742	1,776,061
Viacom, Inc., 4.375%, 09/15/14	1,525	1,551,107
		3,327,168

Technology | 4.8%

Amphenol Corp., 4.750%, 11/15/14	1,875	1,921,867
Equifax, Inc., 4.450%, 12/01/14	1,504	1,541,081
		3,462,948

Telecommunications | 1.8%

BellSouth Corp., 5.200%, 09/15/14	1,290	1,317,667

Total Corporate Bonds (Identified cost $15,968,461)		15,989,819

Municipal Bonds | 7.5%

California | 1.4%

California State Taxable Various Purpose:
1.050%, 02/01/16	600	602,172
5.500%, 03/01/16	375	406,935
		1,009,107

District Of Columbia | 0.7%

District of Columbia Revenue National Public Radio Series A, 5.000%, 04/01/43 (Pre-Refunded to 04/01/15 @ $100) (h)	500	523,935

Description	Principal Amount (000)	Value
Illinois | 0.7%

Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	$500	$531,545

Kentucky | 0.5%

Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	351	363,321

Maryland | 0.7%

Washington Maryland Suburban Sanitary District Sewer Disposal, 5.000%, 06/01/20 (Pre-Refunded to 06/01/15 @ $100) (h)	500	528,120

Massachusetts | 1.5%

Massachusetts State Construction Loan Series A, 5.000%, 03/01/17 (Pre-Refunded to 03/01/15 @ $100) (h)	500	522,165
Massachusetts State School Building Authority Sales Tax Revenue Series A, 5.000%, 08/15/17 (Pre-Refunded to 08/15/15 @ $100) (h)	500	533,095
		1,055,260

Michigan | 0.7%

Michigan State Hospital Finance Authority Series A Trinity Health, 5.250%, 12/01/15	500	540,105

Pennsylvania | 0.6%

Pennsylvania State Higher Educational Facilties Authority Revenue Temple University, 5.000%, 04/01/15	400	419,024

Virginia | 0.7%

Richmond VA Public Improvement Series A, 5.000%, 07/15/17 (Pre-Refunded to 07/15/15 @ $100) (h)	500	530,745

Total Municipal Bonds (Identified cost $5,467,903)		5,501,162

US Government Securities | 41.2%

Federal Home Loan Mortgage Corp.:
Pool# 848138, 2.431%, 07/01/38	1,418	1,529,964
Pool# 1B4676, 3.776%, 05/01/40	1,350	1,435,292
Pool# 1B8709, 2.241%, 08/01/34	506	535,286
Pool# 1H2577, 2.375%, 09/01/35	1,727	1,840,871
Pool# 1Q1531, 2.426%, 04/01/38	1,261	1,336,253
Pool# G11720, 4.500%, 08/01/20	615	652,194
Pool# G13867, 5.000%, 06/01/25	680	728,925
Series 3725, Class A, 3.500%, 09/15/24	605	629,795

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)

Federal National Mortgage Association:
Pool# 725296, 2.228%, 03/01/34	$790	$842,009
Pool# 725429, 5.000%, 05/01/19	651	696,586
Pool# 834928, 1.940%, 07/01/35	1,722	1,821,440
Pool# 889735, 5.500%, 07/01/23	721	783,040
Pool# 889828, 5.000%, 10/01/19	587	628,265
Pool# 963058, 4.885%, 05/01/38	1,265	1,356,040
Pool# 995609, 2.515%, 04/01/35	1,444	1,540,313
Pool# AD0278, 4.273%, 09/01/39	410	438,471
Pool# AE0149, 2.327%, 12/01/36	1,350	1,434,103
Pool# AE0315, 4.500%, 02/01/21	233	246,860
Pool# AE0887, 3.705%, 09/01/40	656	698,983
Pool# AL0345, 2.465%, 11/01/35	1,346	1,424,821
Pool# AL3232, 3.785%, 02/01/40	785	831,853
Pool# AL3260, 2.473%, 07/01/38	852	908,214
Pool# AL3739, 2.298%, 07/01/38	486	516,876
Pool# AL3746, 2.315%, 01/01/37	1,554	1,655,032
Pool# AL3941, 6.000%, 03/01/24	1,134	1,229,721
Pool# AL4118, 2.411%, 05/01/35	1,054	1,122,241
Pool# AL4545, 2.308%, 05/01/39	1,386	1,475,808
Pool# AL4660, 3.649%, 11/01/41	1,530	1,623,901

Total US Government Securities (Identified cost $29,804,124)		29,963,157

US Treasury Security | 26.1%

US Treasury Note, 2.125%, 11/30/14 (Identified cost $18,963,731)	18,720	18,971,559

Description	Shares	Value
Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $1,752,643)	1,752,643	$1,752,643

Total Investments | 99.2% (Identified cost $71,956,862) (b)		$72,178,340

Cash and Other Assets in Excess of Liabilities | 0.8%		612,216

Net Assets | 100.0%		$72,790,556

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio

Corporate Bonds | 94.2%

Aerospace & Defense | 2.5%

B/E Aerospace, Inc., 5.250%, 04/01/22	$1,300	$1,337,375
Bombardier, Inc., 7.750%, 03/15/20 (e)	1,600	1,792,000
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,500	1,612,500
		4,741,875

Apparel & Textiles | 1.6%

Jones Group, Inc., 6.875%, 03/15/19	1,500	1,545,000
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,412,125
		2,957,125

Automotive | 4.0%

Chrysler Group LLC, 8.250%, 06/15/21	1,400	1,583,750
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,601,250
Schaeffler Finance BV:
7.750%, 02/15/17 (e)	250	283,750
8.500%, 02/15/19 (e)	250	279,062
4.750%, 05/15/21 (e)	1,000	1,022,500
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,976,906
Tomkins LLC, 9.000%, 10/01/18	769	825,714
		7,572,932

Building Materials | 3.1%

Griffon Corp., 5.250%, 03/01/22 (e)	1,400	1,386,000
HD Supply, Inc., 8.125%, 04/15/19	1,400	1,561,000
Masco Corp., 6.125%, 10/03/16	1,500	1,646,250
Owens Corning, Inc., 9.000%, 06/15/19	123	152,376
USG Corp., 9.750%, 01/15/18	675	815,063
Vulcan Materials Co., 6.500%, 12/01/16	215	239,725
		5,800,414

Cable Television | 6.0%

Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,713,750
CCO Holdings LLC, 5.250%, 03/15/21	1,950	1,964,625

Description	Principal Amount (000)	Value
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (e)	$1,800	$1,881,000
DISH DBS Corp., 5.125%, 05/01/20	1,000	1,042,500
Lynx I Corp., 5.375%, 04/15/21 (e)	1,810	1,868,825
Mediacom LLC, 9.125%, 08/15/19	175	187,250
Nara Cable Funding, Ltd., 8.875%, 12/01/18 (e)	1,075	1,170,406
Unitymedia Hessen GmbH & Co. KG, 7.500%, 03/15/19 (e)	1,400	1,519,000
		11,347,356

Chemicals | 3.6%

Chemtura Corp., 5.750%, 07/15/21	1,400	1,452,500
Eagle Spinco, Inc., 4.625%, 02/15/21 (e)	1,400	1,384,250
Ineos Finance PLC, 7.500%, 05/01/20 (e)	1,400	1,536,500
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	948,800
Tronox Finance LLC, 6.375%, 08/15/20	1,400	1,438,500
		6,760,550

Commercial Services | 0.8%

Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,501,875

Computer Services | 2.1%

First Data Corp.:
8.875%, 08/15/20 (e)	850	941,375
6.750%, 11/01/20 (e)	400	430,000
iGATE Corp., 9.000%, 05/01/16	1,200	1,260,000
Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,373	1,366,135
		3,997,510

Computer Software | 0.8%

Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	1,400	1,498,000

Consumer Products | 0.8%

First Quality Finance Co., Inc., 4.625%, 05/15/21 (e)	1,500	1,458,750

Diversified | 0.9%

Amsted Industries, Inc., 5.000%, 03/15/22 (e)	1,700	1,708,500

Electric Generation | 1.3%

AES Corp., 8.000%, 10/15/17	180	213,075

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)

Calpine Corp., 7.875%, 07/31/20 (e)	$920	$1,012,000
GenOn Energy, Inc.:
9.500%, 10/15/18	225	230,063
9.875%, 10/15/20	475	484,500
NRG Energy, Inc., 8.250%, 09/01/20	525	576,187
		2,515,825

Electronics | 0.8%

Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,494,500

Energy Exploration & Production | 3.2%

Chesapeake Energy Corp., 9.500%, 02/15/15	1,400	1,492,750
Linn Energy LLC, 6.500%, 05/15/19	1,750	1,824,375
Plains Exploration & Production Co., 6.500%, 11/15/20	1,400	1,541,750
Samson Investment Co., 10.750%, 02/15/20 (e)	1,000	1,090,000
		5,948,875

Energy Services | 3.3%

Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	1,765	1,791,475
Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,250	1,343,750
Expro Finance Luxembourg SCA, 8.500%, 12/15/16 (e)	429	448,841
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	1,572,000
PBF Holding Co. LLC, 8.250%, 02/15/20	900	976,500
		6,132,566

Environmental | 1.0%

Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,802,500

Financial Services | 1.7%

Icahn Enterprises LP, 6.000%, 08/01/20 (e)	1,500	1,590,000
International Lease Finance Corp.:
8.625%, 09/15/15	500	550,625
5.750%, 05/15/16	500	537,815
8.750%, 03/15/17	500	586,875
		3,265,315

Food & Beverages | 2.9%

B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,483,125
Constellation Brands, Inc., 7.250%, 05/15/17	950	1,102,000

Description	Principal Amount (000)	Value
Del Monte Corp., 7.625%, 02/15/19	$1,039	$1,082,508
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,773,750
		5,441,383

Forest & Paper Products | 1.0%

Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (e)	1,050	1,113,000
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	847,500
		1,960,500

Gaming | 4.6%

Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,463,400
GLP Capital LP, 4.875%, 11/01/20 (e)	1,500	1,539,375
Marina District Finance Co., Inc., 9.875%, 08/15/18	500	537,500
MGM Resorts International, 6.625%, 12/15/21	1,000	1,100,000
PNK Finance Corp., 6.375%, 08/01/21 (e)	1,250	1,300,000
Scientific Games Corp., 8.125%, 09/15/18	350	372,750
Scientific Games International, Inc.:
9.250%, 06/15/19	250	265,000
6.250%, 09/01/20	850	892,500
Wynn Las Vegas LLC, 7.750%, 08/15/20	1,050	1,168,125
		8,638,650

Gas Distribution | 4.2%

El Paso Corp., 7.000%, 06/15/17	650	733,418
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,429,687
Ferrellgas Partners LP:
8.625%, 06/15/20	520	552,500
6.500%, 05/01/21	500	523,750
Kinder Morgan, Inc., 5.000%, 02/15/21 (e)	1,275	1,276,803
NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	505	496,163
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	1,450	1,497,125
Suburban Propane Partners LP, 7.500%, 10/01/18	1,329	1,412,063
		7,921,509

Health Services | 5.3%

Biomet, Inc., 6.500%, 08/01/20	1,750	1,884,750

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)

Community Health Systems, Inc., 8.000%, 11/15/19	$1,400	$1,538,250
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (e)	525	574,875
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22 (e)	75	76,687
HCA, Inc., 6.500%, 02/15/20	1,600	1,792,000
LifePoint Hospitals, Inc., 5.500%, 12/01/21 (e)	1,400	1,452,500
Service Corp. International, 6.750%, 04/01/16	750	815,625
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	705,250
4.375%, 10/01/21	1,250	1,206,250
		10,046,187

Leisure & Entertainment | 2.7%

ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,795,938
Cedar Fair LP:
9.125%, 08/01/18	225	240,255
5.250%, 03/15/21	1,250	1,265,625
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	369,600
Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	1,400	1,410,500
		5,081,918

Machinery | 1.5%

Terex Corp., 6.500%, 04/01/20	1,600	1,740,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,122,500
		2,862,500

Media | 5.9%

CBS Outdoor Americas Capital, Inc., 5.250%, 02/15/22 (e)	1,500	1,537,500
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,870,312
Lamar Media Corp., 7.875%, 04/15/18	1,000	1,042,500
LIN Television Corp., 8.375%, 04/15/18	1,400	1,484,000
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,885,750
Sirius XM Radio, Inc., 5.750%, 08/01/21 (e)	1,500	1,560,000

Description	Principal Amount (000)	Value
WMG Acquisition Corp., 6.000%, 01/15/21 (e)	$1,620	$1,688,850
		11,068,912

Metals & Mining | 2.8%

Alpha Natural Resources, Inc., 6.000%, 06/01/19	850	652,375
ArcelorMittal SA, 6.000%, 03/01/21	1,400	1,492,750
Calcipar SA, 6.875%, 05/01/18 (e)	1,350	1,437,750
First Quantum Minerals, Ltd.:
6.750%, 02/15/20 (e)	862	872,775
7.000%, 02/15/21 (e)	862	877,085
		5,332,735

Packaging | 3.4%

Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (e)	1,350	1,434,375
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,571,250
Sealed Air Corp., 8.125%, 09/15/19 (e)	1,775	1,983,563
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,511,875
		6,501,063

Pharmaceutical & Biotechnology | 1.2%

Mylan, Inc., 7.875%, 07/15/20 (e)	650	728,633
Valeant Pharmaceuticals International, 6.375%, 10/15/20 (e)	1,500	1,620,000
		2,348,633

Printing & Publishing | 2.2%

Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,763,990
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,016	1,181,100
The McClatchy Co., 9.000%, 12/15/22	1,100	1,280,125
		4,225,215

Real Estate | 1.7%

CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,680,000
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,480,500
		3,160,500

Retail | 1.4%

Netflix, Inc., 5.375%, 02/01/21	1,450	1,522,500

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)

QVC, Inc., 7.500%, 10/01/19 (e)	$1,000	$1,064,049
		2,586,549

Steel-Producers | 2.0%

AK Steel Corp., 7.625%, 05/15/20	275	274,313
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,957,500
United States Steel Corp., 6.050%, 06/01/17	1,475	1,596,687
		3,828,500

Support Services | 2.5%

Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (e)	1,250	1,365,625
The ADT Corp., 6.250%, 10/15/21 (e)	1,400	1,438,500
United Rentals North America, Inc.:
9.250%, 12/15/19	1,000	1,105,500
7.375%, 05/15/20	750	827,813
		4,737,438

Technology Hardware | 0.8%

NCR Corp., 4.625%, 02/15/21	1,450	1,457,250

Telecommunications | 8.3%

CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,892,250
Equinix, Inc., 4.875%, 04/01/20	1,800	1,840,500
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,751,250
GCI, Inc., 8.625%, 11/15/19	1,000	1,070,000
Intelsat Jackson Holdings, Ltd., 7.250%, 04/01/19	1,300	1,397,500
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,571,250
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,618,813
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,956,375
Wind Acquisition Finance SA, 11.750%, 07/15/17 (e)	800	843,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,673,437
		15,614,375

Transportation | 2.3%

Florida East Coast Railway Corp., 8.125%, 02/01/17	1,200	1,254,000

Description	Principal Amount (000)	Value
Hapag-Lloyd AG, 9.750%, 10/15/17 (e)	$1,075	$1,147,563
Teekay Corp., 8.500%, 01/15/20	1,725	1,962,187
		4,363,750

Total Corporate Bonds (Identified cost $168,987,083)		177,682,035

Description	Shares	Value
Short-Term Investment | 5.0%

State Street Institutional Treasury Money Market Fund (Identified cost $9,434,453)	9,434,453	$9,434,453

Total Investments | 99.2% (Identified cost $178,421,536) (b)		$187,116,488

Cash and Other Assets in Excess of Liabilities | 0.8%		1,458,559

Net Assets | 100.0%		$188,575,047

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio

Corporate Bonds | 32.4%

Australia | 2.3%

Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	60	$56,369
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	60	57,406
			113,775

Canada | 3.3%

Bombardier, Inc., 7.500%, 03/15/18 (e)	USD	30	33,825
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	45,917
Suncor Energy, Inc., 6.100%, 06/01/18	USD	25	28,876
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	60	55,540
			164,158

Chile | 2.1%

Codelco, Inc., 3.750%, 11/04/20	USD	100	101,154

France | 0.8%

Orange SA, 5.375%, 07/08/19	USD	35	39,415

Italy | 1.5%

Atlantia SpA, 3.375%, 09/18/17	EUR	50	73,572

Luxembourg | 1.0%

ArcelorMittal SA, 5.000%, 02/25/17	USD	20	21,225
HeidelbergCement Finance Luxembourg SA, 3.250%, 10/21/21	EUR	20	27,649
			48,874

Netherlands | 1.2%

BMW Finance NV, 3.375%, 12/14/18	GBP	35	61,043

Norway | 1.0%

Statoil ASA, 2.450%, 01/17/23	USD	50	46,873

United Kingdom | 4.6%

BG Energy Capital PLC, 5.125%, 12/01/25	GBP	50	90,710
GKN Holdings PLC, 6.750%, 10/28/19	GBP	20	38,795
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	98,966
			228,471

Description	Security Currency	Principal Amount (000)	Value
United States | 14.6%

AES Corp., 7.750%, 10/15/15	USD	20	$21,800
Anheuser-Busch InBev Worldwide, Inc., 9.750%, 11/17/15	BRL	100	43,632
Apple, Inc., 3.850%, 05/04/43	USD	65	57,642
Constellation Brands, Inc., 7.250%, 05/15/17	USD	30	34,800
DISH DBS Corp., 7.125%, 02/01/16	USD	20	21,850
Energizer Holdings, Inc., 4.700%, 05/19/21	USD	40	41,911
Fresenius US Finance II, Inc., 9.000%, 07/15/15	USD	20	21,900
General Electric Capital Corp., 5.500%, 02/01/17	NZD	75	66,276
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	25	28,549
HCA, Inc., 6.500%, 02/15/20	USD	20	22,400
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	USD	25	26,875
JPMorgan Chase & Co.:
1.625%, 05/15/18	USD	15	14,731
3.875%, 09/23/20	EUR	50	77,438
Marathon Oil Corp., 2.800%, 11/01/22	USD	35	32,765
Masco Corp., 6.125%, 10/03/16	USD	15	16,463
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	200	33,829
Peabody Energy Corp., 7.375%, 11/01/16	USD	15	16,800
Sealed Air Corp., 8.125%, 09/15/19 (e)	USD	25	27,937
Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	USD	25	26,438
Valero Energy Corp., 6.125%, 02/01/20	USD	30	34,835
Wynn Las Vegas LLC, 7.750%, 08/15/20	USD	25	27,813
Yum! Brands, Inc., 3.750%, 11/01/21	USD	25	25,313
			721,997

Total Corporate Bonds (Identified cost $1,598,123)			1,599,332

Foreign Government Obligations | 51.2%

Australia | 4.8%

Queensland Treasury Corp., 5.500%, 06/21/21	AUD	110	109,968

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)

Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	135	$125,036
			235,004

Bahamas | 2.0%

Commonwealth of Bahamas, 6.950%, 11/20/29	USD	90	96,840

Belgium | 3.0%

Belgium Kingdom, 4.250%, 09/28/22	EUR	90	147,524

Bermuda | 2.2%

Government of Bermuda, 5.603%, 07/20/20	USD	100	110,100

Canada | 4.3%

Province of British Columbia, 3.700%, 12/18/20	CAD	45	43,756
Province of Ontario:
6.250%, 06/16/15	NZD	75	66,741
2.850%, 06/02/23	CAD	115	101,484
			211,981

Colombia | 0.8%

Republic of Colombia, 12.000%, 10/22/15	COP	68,000	38,346

Czech Republic | 1.1%

Czech Republic, 2.500%, 08/25/28	CZK	1,160	56,032

France | 3.8%

Government of France, 4.250%, 10/25/23	EUR	115	190,486

Ireland | 4.1%

Ireland Government Bonds:
4.400%, 06/18/19	EUR	65	101,743
5.400%, 03/13/25	EUR	60	99,165
			200,908

Israel | 2.6%

Israel Fixed Government Bond, 5.500%, 01/31/22	ILS	380	128,234

Mexico | 5.4%

Mexican Bonos:
7.750%, 12/14/17	MXN	660	55,704
6.500%, 06/10/21	MXN	1,360	108,642
United Mexican States, 6.750%, 02/06/24	GBP	50	101,071
			265,417

Netherlands | 2.6%

Netherlands Government Bond, 2.500%, 01/15/33	EUR	93	128,972

Description	Security Currency	Principal Amount (000)	Value
New Zealand | 1.8%

Auckland Council, 4.620%, 03/29/16	NZD	100	$87,099

Peru | 2.3%

Peru Bono Soberano, 7.840%, 08/12/20	PEN	285	112,525

Poland | 5.0%

Poland Government Bond, 3.750%, 04/25/18	PLN	400	133,528
Republic of Poland, 6.375%, 07/15/19	USD	97	113,805
			247,333

Portugal | 1.1%

Portugal Obrigacoes do Tesouro OT, 5.650%, 02/15/24	EUR	35	54,291

United Kingdom | 2.1%

United Kingdom Treasury:
4.250%, 12/07/27	GBP	30	56,501
4.250%, 06/07/32	GBP	25	47,062
			103,563

Vietnam | 2.2%

Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	100	111,625

Total Foreign Government Obligations (Identified cost $2,475,442)			2,526,280

Quasi Government Bonds | 4.6%

Canada | 2.2%

Hydro-Quebec, 9.625%, 07/15/22	CAD	50	66,927
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	30	40,439
			107,366

Germany | 2.4%

KfW, 2.875%, 10/12/16	NOK	560	95,333
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	22,145
			117,478

Total Quasi Government Bonds
(Identified cost $238,293)			224,844

Supranationals | 6.8%

Asian Development Bank, 2.850%, 10/21/20	CNY	1,000	155,208
Corporacion Andina de Fomento, 8.125%, 06/04/19	USD	77	95,839
Inter-American Development Bank:
8.120%, 07/24/14	BRL	130	56,883

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)

6.000%, 12/15/17	NZD	30	$27,078

Total Supranationals (Identified cost $351,947)			335,008

US Municipal Bonds | 4.3%

Alaska | 1.7%

Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27	USD	75	85,994

Texas | 2.6%

Texas State Build America Bonds Series A, 4.123%, 04/01/25	USD	50	51,663
University of Texas Build America Bonds, Series B, 6.276%, 08/15/41	USD	70	77,126
			128,789

Total US Municipal Bonds (Identified cost $224,892)			214,783

Description	Shares	Value
Short-Term Investment | 0.1%

State Street Institutional Treasury Money Market Fund (Identified cost $4,333)	4,333	$4,333

Total Investments | 99.4% (Identified cost $4,893,030) (b), (g)		$4,904,580

Cash and Other Assets in Excess of Liabilities | 0.6%		30,369

Net Assets | 100.0%		$4,934,949

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2014

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
CAD	RBC	05/21/14	61,089	$55,465	$55,195	$—	$270
CHF	CIT	05/21/14	47,630	53,451	53,898	447	—
CLP	BNP	05/07/14	15,015,700	26,114	27,280	1,166	—
DKK	CSF	05/21/14	299,027	55,702	55,197	—	505
EUR	CIT	05/21/14	29,841	41,373	41,107	—	266
EUR	CIT	05/21/14	29,954	41,611	41,263	—	348
EUR	CIT	05/21/14	125,434	173,908	172,788	—	1,120
EUR	CIT	05/21/14	166,002	227,344	228,671	1,327	—
GBP	HSB	05/21/14	12,630	21,000	21,048	48	—
GBP	HSB	05/21/14	59,063	98,211	98,430	219	—
JPY	CIT	05/21/14	6,000,275	59,200	58,149	—	1,051
JPY	CIT	05/21/14	78,814,058	774,300	763,791	—	10,509
KZT	CIT	05/12/14	9,044,640	57,100	48,990	—	8,110
MXN	HSB	05/21/14	441,328	33,400	33,676	276	—
MXN	HSB	05/21/14	471,353	35,900	35,968	68	—
NZD	CAN	05/21/14	26,498	22,900	22,906	6	—
NZD	CAN	05/21/14	66,830	56,208	57,771	1,563	—
SGD	SSB	05/21/14	10,697	8,495	8,504	9	—
Total Forward Currency Purchase Contracts				$1,841,682	$1,824,632	$5,129	$22,179

Forward Currency Sale Contracts
AUD	CAN	05/21/14	27,729	$25,000	$25,630	$—	$630
AUD	CAN	05/21/14	196,957	176,670	182,046	—	5,376
BRL	CAN	04/30/14	168,525	68,047	73,735	—	5,688
CAD	RBC	05/21/14	15,451	14,000	13,960	40	—
CAD	RBC	05/21/14	54,494	49,070	49,236	—	166
CAD	RBC	05/21/14	237,086	215,652	214,210	1,442	—
CLP	BNP	05/07/14	15,015,700	26,600	27,280	—	680
DKK	CSF	05/21/14	199,625	36,824	36,848	—	24
EUR	CIT	05/21/14	20,050	27,514	27,619	—	105
EUR	CIT	05/21/14	29,970	41,632	41,284	348	—
EUR	CIT	05/21/14	41,473	57,000	57,130	—	130
GBP	HSB	05/21/14	26,349	44,000	43,911	89	—
GBP	HSB	05/21/14	28,768	47,851	47,942	—	91
GBP	HSB	05/21/14	93,540	156,186	155,888	298	—
JPY	CIT	05/21/14	2,530,317	24,700	24,521	179	—
JPY	CIT	05/21/14	20,908,236	202,900	202,623	277	—
KZT	CIT	05/12/14	4,417,380	23,462	23,927	—	465
KZT	HSB	05/12/14	4,627,260	24,600	25,064	—	464
MXN	HSB	05/21/14	1,892,323	141,822	144,397	—	2,575
NOK	HSB	05/21/14	865,563	142,506	144,281	—	1,775
NZD	CAN	05/21/14	11,870	10,000	10,261	—	261
NZD	CAN	05/21/14	276,805	228,361	239,284	—	10,923
PEN	JPM	04/30/14	174,615	60,873	61,873	—	1,000
PLN	HSB	05/21/14	30,455	10,000	10,040	—	40

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
PLN	HSB	05/21/14	266,370	$87,718	$87,816	$—	$98
Total Forward Currency Sale Contracts				$1,942,988	$1,970,806	2,673	30,491
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$7,802	$52,670

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 73.4%

Guggenheim S&P 500 Equal Weight Technology ETF	137,800	$11,057,072
Health Care Select Sector SPDR Fund	84,700	4,954,103
iShares 20+ Year Treasury Bond Fund ETF	150,000	16,365,000
iShares Global Industrials ETF	182,400	12,983,232
iShares Gold Trust (a)	345,700	4,300,508
iShares MSCI France ETF	169,700	4,956,937
iShares MSCI Germany ETF	267,000	8,370,450
iShares MSCI Japan ETF	763,000	8,644,790
iShares MSCI Japan Small-Cap ETF	103,000	5,402,350
iShares MSCI South Korea Capped ETF	182,300	11,211,450
iShares U.S. Healthcare Providers ETF	50,900	5,030,956
Market Vectors-Gaming ETF	195,600	10,087,092
PowerShares Buyback Achievers Portfolio	345,100	15,018,752
PowerShares Dynamic Oil & Gas Services Portfolio	384,100	10,363,018
Robo-Stox Global Robotics & Automation Index ETF	378,100	10,288,101
SPDR Barclays Short Term High Yield Bond ETF	364,600	11,284,370

Total Exchange-Traded Funds (Identified cost $141,873,255)		150,318,181

Closed-End Management Investment Companies | 7.4%

JPMorgan European Smaller Companies Trust PLC	225,100	4,503,306
Mexico Equity and Income Fund, Inc.	208,989	3,032,430
Nuveen Diversified Currency Opportunities Fund	719,800	7,550,702

Total Closed-End Management Investment Companies (Identified cost $13,518,132)		15,086,438

Short-Term Investment | 19.3%

State Street Institutional Treasury Money Market Fund (Identified cost $39,567,593)	39,567,593	39,567,593

Total Investments | 100.1% (Identified cost $194,958,980) (b)		$204,972,212

Liabilities in Excess of Cash and Other Assets | (0.1)%		(265,508)

Net Assets | 100.0%		$204,706,704

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Total Return Swap Agreements open at March 31, 2014:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Unrealized Appreciation
USD	GSC	8,839,805	05/20/14	1 Month USD LIBOR plus 0.45%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	$26,195
USD	GSC	491,358	03/15/15	1 Month USD LIBOR minus 0.85%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	53,613
USD	GSC	5,037,936	03/16/15	1 Month USD LIBOR plus 0.60%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	171,804
Total unrealized appreciation on Total Return Swap Agreements						$251,612

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$227,938,546	$32,948,261	$4,789,082	$28,159,179
US Strategic Equity	101,491,136	20,428,469	1,914,719	18,513,750
US Mid Cap Equity	41,166,505	3,199,611	2,328,424	871,187
US Small-Mid Cap Equity	282,152,602	57,262,949	2,254,499	55,008,450
International Equity	213,348,698	44,482,726	2,899,136	41,583,590
International Equity Select	22,295,994	2,841,313	361,071	2,480,242
International Strategic Equity	3,294,492,133	528,346,773	29,716,626	498,630,147
International Small Cap Equity	58,597,066	20,237,817	2,471,485	17,766,332
Global Equity Select	3,727,483	115,475	95,607	19,868
Emerging Markets Equity	13,643,815,712	2,069,563,958	1,519,494,951	550,069,007
Emerging Markets Core Equity	10,231,154	644,824	161,083	483,741
Developing Markets Equity	544,097,808	38,923,127	49,787,521	(10,864,394)
Emerging Markets Equity Blend	633,306,643	47,966,378	45,421,894	2,544,484
Emerging Markets Multi-Strategy	253,125,919	9,974,552	14,181,812	(4,207,260)
Emerging Markets Debt	295,498,401	5,569,417	11,654,051	(6,084,634)
Explorer Total Return	116,546,532	1,331,632	265,675	1,065,957
US Realty Income	134,141,223	1,586,898	10,224,646	(8,637,748)
US Realty Equity	67,324,434	3,735,050	1,942,778	1,792,272
Global Realty Equity	8,899,612	520,950	219,644	301,306
Global Listed Infrastructure	894,221,428	114,564,583	2,869,381	111,695,202
US Short Duration Fixed Income	71,956,862	255,452	33,974	221,478
US Corporate Income	178,421,536	9,069,266	374,314	8,694,952
Global Fixed Income	4,893,030	137,274	125,724	11,550
Capital Allocator Opportunistic Strategies	194,958,980	11,217,831	1,204,599	10,013,232

(c)	Private placements.
(d)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers”, and are considered to be liquid at March 31, 2014. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets
International Strategic Equity	0.8%
Emerging Markets Equity	1.8
Emerging Markets Core Equity	2.2
Emerging Markets Equity Blend	0.9

Emerging Markets Multi-Strategy	4.2
Emerging Markets Debt	9.3
Explorer Total Return	8.3
US Corporate Income	30.4
Global Fixed Income	1.8

(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2014 which may step up at a future date.
(g)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(h)	Security collateralized by an amount sufficient to pay principal and interest.

Security Abbreviations:
ADR — American Depositary Receipt
ADS — American Depositary Share
ETF – Exchange Traded Fund
GDR — Global Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AMD — Armenian Dram
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Yuan Renminbi
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenya Shilling
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian New Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
TWD — New Taiwan Dollar
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
GSC — Goldman Sachs Group AG
HSB — HSBC Bank USA
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.
UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Global Equity Select Portfolio
Agriculture	—%	—%	—%	0.9%	1.2%
Alcohol & Tobacco	8.1	7.0	6.9	—	4.1
Apparel & Textiles	—	—	—	—	0.7
Automotive	4.1	3.8	4.0	2.1	3.0
Banking	7.7	8.8	6.1	3.7	5.0
Cable Television	—	—	—	—	1.3
Chemicals	—	—	2.2	2.0	1.5
Commercial Services	0.3	2.7	0.5	12.0	1.7
Computer Software	—	2.4	—	1.2	2.6
Construction & Engineering	—	—	—	2.7	—
Consumer Products	2.1	3.6	4.7	1.2	—
Containers & Packaging	—	—	—	1.0	—
Diversified	2.1	2.1	1.5	—	0.5
Electric	1.7	1.8	1.1	—	—
Energy Integrated	4.8	4.8	1.5	1.2	2.1
Energy Services	0.7	0.8	1.5	3.9	1.9
Financial Services	3.9	1.4	4.5	14.5	9.9
Food & Beverages	—	1.3	2.4	1.7	1.0
Forest & Paper Products	1.9	2.3	6.1	1.9	1.0
Health Services	—	1.0	2.9	4.7	3.7
Household & Personal Products	1.6	1.8	2.4	0.3	1.6
Housing	5.6	2.7	1.6	1.6	1.8
Insurance	6.4	7.6	8.4	4.0	3.9
Leisure & Entertainment	6.8	4.5	9.4	4.0	2.7
Manufacturing	5.0	5.9	7.9	9.2	8.6
Medical Products	—	—	—	1.7	1.6
Metals & Mining	1.5	1.5	—	—	—
Pharmaceutical & Biotechnology	10.4	11.2	5.0	3.2	9.0
Real Estate	—	—	—	2.6	1.9
Retail	5.2	4.6	7.5	6.1	5.1
Semiconductors & Components	1.8	4.2	1.5	7.3	5.8
Technology	2.4	1.2	—	—	3.3
Technology Hardware	—	—	—	3.6	5.4
Telecommunications	3.0	5.0	1.7	—	1.1
Transportation	4.1	3.2	2.9	1.9	2.2
Water	—	1.0	—	—	—
Subtotal	91.2	98.2	94.2	100.2	95.2
Short-Term Investments	—	1.6	4.4	2.8	2.5
Repurchase Agreement	7.6	—	—	—	—
Total Investments	98.8%	99.8%	98.6%	103.0%	97.7%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi- Strategy Portfolio	Lazard Emerging Markets Debt Portfolio
Agricultural	—%	0.5%	—%	—%	—%	—%
Alcohol & Tobacco	4.2	1.2	—	2.2	1.3	—
Apparel & Textiles	—	0.7	—	—	—	—
Automotive	0.9	4.4	3.7	1.6	1.1	0.5
Banking	21.9	20.5	18.5	21.2	13.6	4.2
Building Materials	—	2.8	—	0.5	0.3	—
Cable Television	—	1.1	—	0.5	0.3	—
Chemicals	0.8	—	—	—	—	—
Commercial Services	4.0	0.7	0.8	1.4	0.8	—
Computer Software	2.7	2.4	2.6	2.8	1.7	0.3
Construction & Engineering	1.1	—	2.0	2.0	1.1	—
Consumer Products	—	2.2	2.5	1.0	0.6	—
Diamonds & Precious Stones	—	—	—	—	0.1	0.3
Diversified	1.4	1.2	—	1.3	0.7	—
Electric	0.6	—	1.6	—	—	0.5
Energy	—	—	—	—	0.4	1.2
Energy Exploration & Production	6.4	2.7	4.4	3.5	2.5	2.7
Energy Integrated	4.3	0.8	5.7	6.6	4.7	2.7
Energy Services	—	1.2	3.4	1.0	1.0	0.8
Financial Services	3.3	0.9	3.0	2.8	2.0	1.3
Food & Beverages	0.7	2.4	—	0.6	0.3	—
Forest & Paper Products	0.7	2.9	—	0.9	0.5	0.2
Gas Distribution	—	1.0	—	—	—	—
Health Services	—	1.1	—	0.1	0.1	—
Household & Personal Products	2.8	—	—	1.7	1.0	—
Housing	1.3	2.1	3.8	2.0	1.2	—
Insurance	3.1	1.0	1.9	2.7	1.5	—
Leisure & Entertainment	1.4	3.6	6.5	5.0	3.0	0.3
Manufacturing	4.6	1.5	8.6	6.7	3.9	—
Media	—	—	—	—	0.2	0.8
Medical Products	—	1.1	—	—	—	—
Metals & Mining	3.2	—	4.8	1.9	1.5	0.9
Pharmaceutical & Biotechnology	—	3.4	4.6	1.4	0.8	—
Real Estate	—	1.2	2.9	2.9	1.7	0.3
Retail	5.2	8.7	2.9	2.8	1.7	0.1
Semiconductors & Components	7.4	14.5	8.9	7.5	4.3	—
Technology	1.9	—	—	—	—	—
Technology Hardware	1.2	1.8	1.1	2.4	1.4	—
Telecommunications	10.8	3.6	—	5.9	3.7	0.7
Transportation	2.5	3.6	4.4	2.9	1.6	0.8
Subtotal	98.4	96.8	98.6	95.8	60.6	18.6
Foreign Government Obligations	—	—	—	—	15.7	79.1
US Treasury Security	—	—	—	—	—	0.4
Short-Term Investments	—	1.0	1.5	3.7	22.5	4.0
Total Investments	98.4%	97.8%	100.1%	99.5%	98.8%	102.1%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry	Lazard Explorer Total Return Portfolio
Automotive	0.7%
Banking	4.2
Building Materials	0.2
Computer Software	0.2
Diamonds & Precious Stones	0.2
Energy	1.5
Energy Exploration & Production	1.6
Energy Integrated	3.1
Energy Services	1.2
Financial Services	1.6
Leisure & Entertainment	0.2
Media	1.2
Metals & Mining	0.8
Real Estate	0.2
Retail	0.1
Telecommunications	0.2
Subtotal	17.2
Foreign Government Obligations	40.5
Short-Term Investment	38.8
Total Investments	96.5%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Airport Development & Maintenance	—%	14.4%
Communications	—	6.8
Construction & Engineering	—	4.8
Electric	—	21.0
Energy Services	—	0.9
Gas Utilities	—	13.3
Housing	0.3	—
Leisure & Entertainment	0.9	—
Real Estate	95.3	—
Transportation	—	25.5
Water	—	6.5
Subtotal	96.5	93.2
Closed-End Management Investment Fund	0.9	—
Short-Term Investments	2.4	6.9
Total Investments	99.8%	100.1%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry	Lazard Global Fixed Income Portfolio
Aerospace & Defense	3.2%
Alcohol & Tobacco	0.9
Automotive	3.2
Banking	1.6
Building Materials	0.9
Cable Television	1.4
Consumer Products	0.8
Electric	2.2
Electric Generation	0.4
Energy Exploration & Production	2.5
Energy Integrated	1.7
Energy Services	0.6
Financial Services	5.7
Food & Beverages	1.4
Gaming	0.5
Health Services	0.9
Leisure & Entertainment	0.5
Metals & Mining	2.8
Packaging	0.6
Pharmaceutical & Biotechnology	0.5
Technology Hardware	1.2
Telecommunications	2.0
Transportation	1.5
Subtotal	37.0
Foreign Government Obligations	51.2
Supranationals	6.8
US Municipal Bonds	4.3
Short-Term Investment	0.1
Total Investments	99.4%

Valuation of Investments:

Net asset value per share for each Class of each Portfolio is determined by State Street Bank and Trust Company for The Lazard Funds, Inc. (the “Fund”) on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Exchange-traded options are valued at the last reported sales price on the exchange on which the contract is principally traded. Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”). Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014

US Equity Concentrated Portfolio

Common Stocks	$237,918,998	$—	$—	$237,918,998
Short-Term Investment	18,178,727	—	—	18,178,727
Total	$256,097,725	$—	$—	$256,097,725

US Strategic Equity Portfolio

Common Stocks	$119,327,840	$—	$—	$119,327,840
Preferred Stock*	—	—	—	—
Short-Term Investment	677,046	—	—	677,046
Total	$120,004,886	$—	$—	$120,004,886

US Mid Cap Equity Portfolio

Common Stocks	$40,374,063	$—	$—	$40,374,063
Preferred Stock*	—	—	—	—
Short-Term Investment	1,663,629	—	—	1,663,629
Total	$42,037,692	$—	$—	$42,037,692

US Small-Mid Cap Equity Portfolio

Common Stocks	$329,119,052	$—	$—	$329,119,052
Preferred Stock*	—	—	—	—
Repurchase Agreement	—	8,042,000	—	8,042,000
Total	$329,119,052	$8,042,000	$—	$337,161,052

International Equity Portfolio

Common Stocks
Japan	$2,038,345	$40,695,681	$—	$42,734,026
United Kingdom	522,126	54,652,753	—	55,174,879
Other	12,174,014	121,094,203	—	133,268,217
Preferred Stock	—	4,235,166	—	4,235,166
Repurchase Agreement	—	19,520,000	—	19,520,000
Total	$14,734485	$240,197,803	$—	$254,932,288

International Equity Select Portfolio

Common Stocks
China	$228,570	$1,082,505	$—	$1,311,075
Russia	237,182	176,915	—	414,097
Other	1,925,512	20,722,029	—	22,647,541
Short-Term Investment	403,523	—	—	403,523
Total	$2,794,787	$21,981,449	$—	$24,776,236

International Strategic Equity Portfolio

Common Stocks	$121,151,166	$3,422,295,031	$—	$3,543,446,197
Preferred Stock	—	79,091,321	—	79,091,321
Short-Term Investment	170,584,762	—	—	170,584,762
Total	$291,735,928	$3,501,386,352	$—	$3,793,122,280

International Small Cap Equity Portfolio

Common Stocks
France	$963,333	$1,983,209	$—	$2,946,542
Netherlands	929,250	1,202,073	—	2,131,323
Other	2,805,153	65,633,923	—	68,439,076
Preferred Stock	755,532	—	—	755,532
Short-Term Investment	2,090,925	—	—	2,090,925
Total	$7,544,193	$68,819,205	$—	$76,363,398

Global Equity Select Portfolio

Common Stocks
Ireland	$48,001	$32,089	$—	$80,090
Russia	30,712	31,017	—	61,729
Switzerland	45,580	103,989	—	149,569
Other	2,280,204	1,042,913	—	3,323,117
Preferred Stock	—	35,237	—	35,237
Short-Term Investment	97,609	—	—	97,609
Total	$2,502,106	$1,245,245	$—	$3,747,351

Emerging Markets Equity Portfolio

Common Stocks
China	$386,586,819	$658,367,363	$—	$1,044,954,182
Hong Kong	276,280,141	87,334,599	—	363,614,740
Indonesia	325,962,616	675,380,359	—	1,001,342,975
Russia	278,084,756	1,271,562,594	—	1,549,647,350
Other	3,182,834,458	7,051,491,014	—	10,234,325,472
Total	$4,449,748,790	$9,744,135,929	$—	$14,193,884,719

Emerging Markets Core Equity Portfolio

Common Stocks
China	$384,171	$1,259,035	$—	$1,643,206
Hong Kong	131,023	298,790	—	429,813
Russia	5,012	455,363	—	460,375
South Korea	187,331	953,351	—	1,140,682
Taiwan	425,284	932,661	—	1,357,945
Other	2,398,637	2,678,002	—	5,076,639
Preferred Stocks	497,508	—	—	497,508
Short-Term Investment	108,727	—	—	108,727
Total	$4,137,693	$6,577,202	$—	$10,714,895

Developing Markets Equity Portfolio

Common Stocks
China	$15,764,024	$75,911,308	$—	$91,675,332
India	34,467,353	37,977,410	—	72,444,763
Russia	12,204,543	41,361,130	—	53,565,673
Other	135,297,340	151,729,686	—	287,027,026
Preferred Stocks	20,759,503	—	—	20,759,503
Short-Term Investment	7,761,117	—	—	7,761,117
Total	$226,253,880	$306,979,534	$—	$533,233,414

Emerging Markets Equity Blend Portfolio

Common Stocks
China	$12,354,361	$62,627,458	$—	$74,981,819
Hong Kong	5,935,590	17,333,250	—	23,268,840
India	17,314,279	13,843,096	—	31,157,375
Indonesia	6,513,767	31,147,593	—	37,661,360
Russia	27,410,679	43,192,280	—	70,602,959
Turkey	13,422,138	19,759,505	—	33,181,643
Other	143,599,352	177,857,303	—	321,456,655
Preferred Stocks	19,950,889	—	—	19,950,889
Short-Term Investment	23,589,587	—	—	23,589,587
Total	$270,090,642	$365,760,485	$—	$635,851,127

Emerging Markets Multi-Strategy Portfolio

Assets:
Common Stocks
China	$2,772,707	$14,464,391	$—	$17,237,098
Hong Kong	1,355,300	4,050,069	—	5,405,369
India	4,055,176	3,169,008	—	7,224,184
Indonesia	1,419,682	7,007,573	—	8,427,255
Russia	6,253,466	9,875,378	—	16,128,844
Taiwan	2,688,206	7,982,260	—	10,670,466
Turkey	3,020,971	4,487,495	—	7,508,466
Other	32,599,949	29,633,981	—	62,233,930
Preferred Stocks	4,607,857	—	—	4,607,857
Corporate Bonds	—	11,054,313	—	11,054,313
Foreign Government Obligations	—	39,645,959	—	39,645,959
Quasi Government Bonds	—	2,189,726	—	2,189,726
Short-Term Investment	56,572,783	—	—	56,572,783
Purchased Option	—	12,409	—	12,409
Other Financial Instruments** Forward Currency Contracts	—	700,862	—	700,862
Credit Default Swap Agreements	—	15,659	—	15,659
Interest Rate Swap Agreements	—	1,158	—	1,158
Total	$115,346,097	$134,290,241	$—	$249,636,338
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(627,130)	$—	$(627,130)
Credit Default Swap Agreements	—	(43,817)	—	(43,817)
Interest Rate Swap Agreements	—	(43,730)	—	(43,730)
Total	$—	$(714,677)	$—	$(714,677)

Emerging Markets Debt Portfolio

Assets:
Corporate Bonds	$—	$36,513,268	$—	$36,513,268
Foreign Government Obligations	—	224,163,825	—	224,163,825
Quasi Government Bonds	—	16,277,053	—	16,277,053
US Treasury Security	—	999,988	—	999,988
Short-Term Investment	11,459,633	—	—	11,459,633
Other Financial Instruments** Forward Currency Contracts	—	819,410	—	819,410
Total	$11,459,633	$278,773,544	$—	$290,233,177
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(825,579)	$—	$(825,579)

Explorer Total Return Portfolio

Assets:
Corporate Bonds	$—	$16,849,704	$—	$16,849,704
Foreign Government Obligations	—	49,289,430	—	49,289,430
Quasi Government Bonds	—	4,154,738	—	4,154,738
Short-Term Investment	47,304,236	—	—	47,304,236
Purchased Options	—	14,381	—	14,381
Other Financial Instruments** Forward Currency Contracts	—	543,437	—	543,437
Credit Default Swap Agreements	—	140,578	—	140,578
Interest Rate Swap Agreements	—	1,500	—	1,500
Total	$47,304,236	$70,993,768	$—	$118,298,004
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(512,029)	$—	$(512,029)
Credit Default Swap Agreements	—	(82,885)	—	(82,885)
Interest Rate Swap Agreements	—	(33,592)	—	(33,592)
Total	$—	$(628,506)	$—	$(628,506)

US Realty Income Portfolio

Common Stock	$4,355,209	$—	$—	$4,355,209
Preferred Stocks	38,615,134	—	—	38,615,134
Real Estate Investment Trusts	76,984,463	—	—	76,984,463
Short-Term Investment	5,548,669	—	—	5,548,669
Total	$125,503,475	$—	$—	$125,503,475

US Realty Equity Portfolio

Common Stocks	$1,934,194	$—	$—	$1,934,194
Real Estate Investment Trusts	64,770,269	—	—	64,770,269
Short-Term Investment	2,313,243	—	—	2,313,243
Purchased Option	99,000	—	—	99,000
Total	$69,116,706	$—	$—	$69,116,706

Global Realty Equity Portfolio

Common Stocks	$376,536	$2,193,606	$—	$2,570,142
Real Estate Investment Trusts:
Japan	94,260	283,946	—	378,206
Other	4,276,695	1,664,766	—	5,941,461
Closed-End Management Investment Fund	85,842	—	—	85,842
Short-Term Investment	225,267	—	—	225,267
Total	$5,058,600	$4,142,318	$—	$9,200,918

Global Listed Infrastructure Portfolio

Assets:
Common Stocks	$140,134,579	$796,768,463	$—	$936,903,042
Short-Term Investment	69,013,588	—	—	69,013,588
Other Financial Instruments** Forward Currency Contracts	—	2,152,195	—	2,152,195
Total	$209,148,167	$798,920,658	$—	$1,008,068,825
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(5,284,697)	$—	$(5,284,697)

US Short Duration Fixed Income Portfolio

Corporate Bonds	$—	$15,989,819	$—	$15,989,819
Municipal Bonds	—	5,501,162	—	5,501,162
US Government Securities	—	29,963,157	—	29,963,157
US Treasury Security	—	18,971,559	—	18,971,559
Short-Term Investment	1,752,643	—	—	1,752,643
Total	$1,752,643	$70,425,697	$—	$72,178,340

US Corporate Income Portfolio

Corporate Bonds	$—	$177,682,035	$—	$177,682,035
Short-Term Investment	9,434,453	—	—	9,434,453
Total	$9,434,453	$177,682,035	$—	$187,116,488

Global Fixed Income Portfolio

Assets:
Corporate Bonds	$—	$1,599,332	$—	$1,599,332
Foreign Government Obligations	—	2,526,280	—	2,526,280
Quasi Government Bonds	—	224,844	—	224,844
Supranationals	—	335,008	—	335,008
US Municipal Bonds	—	214,783	—	214,783
Short-Term Investment	4,333	—	—	4,333
Other Financial Instruments** Forward Currency Contracts	—	7,802	—	7,802
Total	$4,333	$4,908,049	$—	$4,912,382
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(52,670)	$—	$(52,670)

Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds	$150,318,181	$—	$—	$150,318,181
Closed-End Management Investment Companies	15,086,438	—	—	15,086,438
Short-Term Investment	39,567,593	—	—	39,567,593
Other Financial Instruments** Total Return Swap Agreements	—	251,612	$—	251,612
Total	$204,972,212	$251,612	$—	$205,223,824

* The preferred stock was reported in the Portfolios of Investments at zero market value.

** Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (See footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The options included in Level 2 were valued at the last reported sales prices on the exchanges on which the contracts are principally traded. The swap agreements included in Level 2 were valued by an independent pricing service. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Global Equity Select, Emerging Markets Equity, Emerging Markets Core Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy, Global Realty Equity and Global Listed Infrastructure Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met.

As of March 31, 2014, securities valued at the following amounts were transferred from Level 1 to Level 2:

Portfolio	Amount
International Equity	$198,431,793
International Equity Select	18,016,659
International Strategic Equity	2,894,416,554
International Small Cap Equity	59,677,683
Global Equity Select	158,668
Emerging Markets Equity	8,848,407,967
Emerging Markets Core Equity	2,100,897
Developing Markets Equity	324,118,162
Emerging Markets Equity Blend	310,710,284
Emerging Markets Multi-Strategy	62,280,156
Global Realty Equity	3,668,369
Global Listed Infrastructure	543,048,841

There were no other transfers into or out of Levels 1, 2, or 3 during the period ended March 31, 2014. Transfers between levels are recognized at the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

              Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2014